UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report April 30, 2014

NPP
Nuveen Performance Plus Municipal Fund, Inc.

NMA
Nuveen Municipal Advantage Fund, Inc.

NMO
Nuveen Municipal Market Opportunity Fund, Inc.

NAD
Nuveen Dividend Advantage Municipal Fund

NXZ
Nuveen Dividend Advantage Municipal Fund 2

NZF
Nuveen Dividend Advantage Municipal Fund 3

Nuveen Investments to be acquired by TIAA-CREF

On April 14, 2014, TIAA-CREF announced that it had entered into an agreement to acquire Nuveen Investments, the parent company of your fund’s investment adviser, Nuveen Fund Advisors, LLC (“NFAL”) and the Nuveen affiliates that act as sub-advisers to the majority of the Nuveen Funds. TIAA-CREF is a national financial services organization with approximately $569 billion in assets under management (as of March 31, 2014) and is a leading provider of retirement services in the academic, research, medical and cultural fields. Nuveen anticipates that it will operate as a separate subsidiary within TIAA-CREF’s asset management business, and that its current leadership and key investment teams will stay in place.

Your fund investment will not change as a result of Nuveen’s change of ownership. You will still own the same fund shares and the underlying value of those shares will not change as a result of the transaction. NFAL and your fund’s sub-adviser(s) will continue to manage your fund according to the same objectives and policies as before, and we do not anticipate any significant changes to your fund’s operations. Under the securities laws, the consummation of the transaction will result in the automatic termination of the investment management agreements between the funds and NFAL and the investment sub-advisory agreements between NFAL and each fund’s sub-adviser(s). New agreements will be presented to the funds’ shareholders for approval, and, if approved, will take effect upon consummation of the transaction or such later time as shareholder approval is obtained.

The transaction, expected to be completed by year end, is subject to customary closing conditions.

Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage	8

Common Share Information	10

Risk Considerations	12

Performance Overview and Holding Summaries	13

Portfolios of Investments	25

Statement of Assets and Liabilities	98

Statement of Operations	100

Statement of Changes in Net Assets	101

Statement of Cash Flows	103

Financial Highlights	106

Notes to Financial Statements	115

Additional Fund Information	128

Glossary of Terms Used in this Report	129

Reinvest Automatically, Easily and Conveniently	131

Annual Investment Management Agreement Approval Process	132

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

After significant growth in 2013, domestic and international equity markets have been less compelling during the first part of 2014. Concerns about deflation, political uncertainty in many places and the potential for more fragile economies to impact other countries have produced uncertainty in the markets.

Europe is beginning to emerge slowly from recession in mid-2013, with improved GDP and employment trends in some countries. However, Japan’s deflationary headwinds have resurfaced; and China shows signs of slowing from credit distress combined with declines in manufacturing and exports. Most recently, tensions between Russia and Ukraine may continue to hold back stocks and support government bonds in the near term.

Despite these headwinds, there are some encouraging signs of forward momentum in the markets. In the U.S., the news is more positive with financial risks slowly receding, positive GDP trends, downward trending unemployment and stronger household finances and corporate spending.

It is in such changeable markets that professional investment management is most important. Investment teams who have experienced challenging markets in the past understand how their asset class can behave in rapidly changing times. Remaining committed to their investment disciplines during these times is a critical component to achieving long-term success. In fact, many strong investment track records are established during challenging periods because experienced investment teams understand that volatile markets place a premium on companies and investment ideas that can weather the short-term volatility. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

William J. Schneider
Chairman of the Board
June 23, 2014

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Performance Plus Municipal Fund, Inc. (NPP)
Nuveen Municipal Advantage Fund, Inc. (NMA)
Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
Nuveen Dividend Advantage Municipal Fund (NAD)
Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)

These Funds feature management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments. Portfolio managers Thomas C. Spalding, CFA, and Paul L. Brennan, CFA, discuss key investment strategies and the six-month performance of these six national Funds. Tom has managed NXZ since its inception in 2001 and NPP, NMA, NMO and NAD since 2003. Paul assumed portfolio management responsibility for NZF in 2006.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2014?

During this reporting period, we saw the municipal market shift from volatility to a more stable environment. As 2014 began, the selling pressure that had been triggered by uncertainty about the Federal Reserve’s (Fed) next steps and headline credit stories involving Detroit and Puerto Rico gave way to increased flows into municipal bond funds, as the Fed remained accommodative and municipal credit fundamentals continued to improve. Municipal bonds rebounded, driven by stronger demand and declining supply. For the reporting period as a whole, municipal bonds nationwide generally produced positive total returns. During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped keep our Funds fully invested.

During this period, the Funds generally emphasized staying fully invested in credit sensitive sectors and longer maturity bonds that tend to perform well when new issuance is scarce and credit spreads are stable or tightening, as money flowed back into the municipal market. Overall, we were focused on finding bonds in the new issue and secondary markets that could enhance our efforts to achieve portfolio objectives. Because the Funds experienced turnover in short-term bonds, some of that focus was on purchasing bonds with longer maturities to maintain the Funds’ longer durations. During the last part of 2013 and early 2014, this included the purchase of zero coupon bonds in NPP, NMA, NMO, NAD and NXZ, which provided long maturities and additional income to support the Funds’ dividends. In general, NPP, NMA, NMO, NAD and NXZ continued to find value in sectors that represent some of our larger exposures, including transportation (e.g., tollroads, highways), water and sewer, health care and tobacco. One of our additions in the transportation sector was a new issue from the Foothill/Eastern Transportation Corridor Agency (F/ETCA) in California, which we purchased at attractive prices in December 2013. In one of the largest fixed-rate municipal transactions of 2013, F/ETCA refinanced $2.3 billion in outstanding debt originally issued in 1999. The refinancing extended the agency’s debt from 2040 to 2053, lowered annual payments through 2040 and reduced the maximum annual debt payment. Traffic

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch) Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Nuveen Investments	5

Portfolio Managers’ Comments (continued)

and revenues on the tollroads in F/ETCA’s 36-mile network, which links major population centers in Southern California, have increased and the bonds have performed very well for the Funds since purchase.

NZF also found value in diversified areas of the market, including transportation, health care and general obligation (GO) bonds. Despite the challenging environment created by the 20% decrease in new issuance during this reporting period, we continued to find opportunities to purchase bonds that helped achieve our goals. In the primary market, we added some new BBB-rated bond offerings, including the F/ETCA issue as well as bonds issued to finance the Downtown Crossing bridge across the Ohio River from Indiana to Louisville, Kentucky. In addition, we purchased bonds for Catholic Health Initiative, a national non-profit health system that operates hospitals and long-term care facilities in 17 states, for facilities in Colorado and Tennessee. We also increased our exposure to GO bonds issued by the state of Illinois. Despite the state’s well-publicized fiscal difficulties, we believe Illinois has taken small positive steps to begin addressing these problems and these holdings have performed well for NZF.

Also during this period, S&P upgraded its credit rating on National Public Finance Guarantee Corp. (NPFG), the insurance subsidiary of MBIA, to AA-rated from A-rated, citing NPFG’s strong operating performance and competitive position in the financial guarantee market. As a result, the Funds’ holdings of bonds backed by insurance from NPFG were similarly upgraded to AA-rated as of mid-March 2014. This action produced an increase in the percentage of our portfolios held in the AA-rated credit quality category (and a corresponding decrease in the A-rated category), improving the overall credit quality of the Funds. During this reporting period, S&P also upgraded its rating on Assured Guaranty Municipal (AGM) as well as AGM’s municipal-only insurer Municipal Assurance Corp. to AA from AA-.

Cash for new purchases during this reporting period was generated primarily by the proceeds from called and matured bonds, which we worked to redeploy to keep the Funds fully invested and support their income streams. The Funds also engaged in some light selling for cashflow management purposes or to take advantage of attractive prices for some of the Funds’ holdings. In addition, NPP, NMA, NMO and NAD sold several holdings of Puerto Rico paper. This activity is further discussed in our comments on Puerto Rico at the end of this Portfolio Managers’ Comments section.

As of April 30, 2014, all six of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform during the six-month reporting period ended April 30, 2014?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended April 30, 2014. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average.

For the six months ended April 30, 2014, the total returns at common share NAV for all six of these Funds outperformed the return for the national S&P Municipal Bond Index. For the same period, NPP exceeded the average return for the Lipper General & Insured Leveraged Municipal Debt Funds Classification Average, while the remaining five Funds lagged this Lipper average.

Key management factors that influenced the Funds’ returns during this reporting period included duration and yield curve positioning, credit exposure and sector allocation. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail in the Fund Leverage section of this report.

As interest rates on longer bonds slipped and the yield curve flattened during this reporting period, municipal bonds with longer maturities generally outperformed those with shorter maturities. Overall, credits with long-intermediate maturities (15 years and longer) posted the best returns, while bonds at the shortest end of the municipal yield curve produced the weakest results. In general, the Funds’ durations and yield curve positioning were the key contributors to their performance. Consistent with our long-term strategy, these Funds tended to have longer durations than the municipal market in general, with overweightings in the longer parts of the yield curve that performed well and underweightings in the underperforming shorter end of the curve. This was beneficial for the Funds’ performance during this reporting period. Performance differentials among the Funds can be ascribed to individual differences in duration and yield curve positioning. Overall, NPP was the most advantageously positioned in terms of duration and yield curve, while the performance of NXZ and NZF was restrained by their shorter durations.

Credit exposure was another key factor in the Funds’ performance during this six-month reporting period. In general, lower rated bonds were rewarded as the environment shifted from selloff to rally, investors became more risk-tolerant and credit spreads, or the

6	Nuveen Investments

difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed. Overall, A-rated credits and lower, outperformed those AAA-rated and AA-rated. These Funds benefited from their lower rated holdings during this reporting period.

For the reporting period, revenue bonds generally outperformed tax-supported bonds as well as the municipal market as a whole. Top performers included the industrial development revenue (IDR) and health care sectors. In addition, transportation (especially lower rated tollroad issues), water and sewer, education and housing credits generally outperformed the municipal market return. Each of these Funds had strong exposures to the health care and transportation sectors, which benefited their performance. Tobacco credits backed by the 1998 master tobacco settlement agreement also were among the best performing market sectors, due in part to their longer effective durations and lower credit quality. All of these Funds were overweighted in tobacco bonds, with NPP and NMO having the largest allocations of these credits and NZF the smallest.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the weaker performers. The under-performance of these bonds relative to the market can be attributed primarily to their shorter effective maturities and higher credit quality. All of these Funds had holdings of pre-refunded bonds, with NMO and NZF having the heaviest exposures to these bonds and NAD the smallest. Utilities and GO bonds also trailed the market for the reporting period, although by a substantially smaller margin than the pre-refunded category.

Shareholders also should be aware of two events in the broader municipal bond market that continued to have an impact on the Funds’ holdings and performance: the City of Detroit’s ongoing bankruptcy proceedings and the downgrade of ratings on Puerto Rico GO bonds and related debt to below investment grade. Burdened by decades of population loss, changes in the auto manufacturing industry, and significant tax base deterioration, the City of Detroit filed for Chapter 9 in federal bankruptcy court in July 2013. Given the complexity of its debt portfolio, number of creditors, numerous union contracts, and significant legal questions that must be addressed, Detroit’s bankruptcy filing is expected to be a lengthy one. All of these Funds had allocations of Detroit water and sewer credits, which are supported by revenue streams generated by service fees. Many of these holdings also are insured. In addition, NPP and NMO held positions in Detroit distributable state aid general obligation (limited tax) bonds secured by liens on certain shared revenue streams and NZF held insured Detroit City School District bonds. Neither of these issues are part of the Detroit bankruptcy. During this reporting period, the Fund’s Detroit holdings generally posted positive results.

In Puerto Rico, the commonwealth’s continued economic weakening, escalating debt service obligations and long-standing inability to deliver a balanced budget led to several downgrades on its debt. Following the most recent round of rating reductions in February 2014, Moody’s, S&P and Fitch rated Puerto Rico GO debt at Ba2/BB+/BB, respectively, with negative outlooks. Ratings on sales tax bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA) also have been lowered, with senior sales tax revenue bonds rated Baa1/AA-/AA- and subordinate sales tax revenue bonds rated Baa2/A+/A+ by Moody’s, S&P and Fitch, respectively, as of April 2014. The COFINA bonds were able to maintain a higher credit rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support Puerto Rico’s GO bonds.

For the reporting period ended April 30, 2014, Puerto Rico paper underperformed the municipal market as a whole. At the beginning of this reporting period, all of these Funds had limited exposure to Puerto Rico bonds, generally between under 1% and 5%. The effect on performance from their Puerto Rico holdings differed from Fund to Fund in line with the type and amount of its position, but on the whole, the small nature of our exposures helped to limit the negative impact of the underperformance. Puerto Rico bonds were originally added to our portfolios in order to keep assets fully invested and working for the Funds. We found Puerto Rico credits attractive because they offer higher yields, added diversification and triple exemption (i.e., exemption from most federal, state and local taxes). As previously mentioned, NPP, NMA, NMO and NAD sold some of their holdings of uninsured Puerto Rico paper. At period end, the majority of the Funds’ exposure to Puerto Rico consisted of COFINA sales tax credits, issues that were insured or escrowed and bonds that Nuveen considers to be of higher quality. NPP, NMA, NMO, NAD, NXZ and NZF began the reporting period with portfolio allocations of 3.7%, 4.6%, 3.4%, 3.6%, 2.4% and 0.3% to Puerto Rico, respectively and ended the reporting period with an exposure to Puerto Rico of 3.2%, 3.2%, 1.8%, 2.3%, 2.1% and 0.2%, respectively. We believe that our decision to maintain limited exposure to Puerto Rico bonds will enable participation in any future upside for the commonwealth’s obligations.

Nuveen Investments	7

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage made a positive contribution to the performance of these Funds over this reporting period.

As of April 30, 2014, the Funds’ percentages of effective and regulatory leverage are as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Effective Leverage*	38.45%	35.79%	37.82%	35.93%	34.46%	34.50%
Regulatory Leverage*	36.20%	31.49%	34.50%	30.87%	30.33%	28.34%

*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

8	Nuveen Investments

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2014, the Funds have issued and outstanding Institutional MuniFund Term Preferred (iMTP) Shares, Variable Rate MuniFund Term Preferred (VMTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table.

	iMTP Shares		VMTP Shares		VRDP Shares
		Shares		Shares		Shares
		Issued at		Issued at		Issued at
	Series	Liquidation Value	Series	Liquidation Value	Series	Liquidation Value	Total
NPP	—	—	2015	$535,000,000	—	—	$535,000,000
NMA	—	—	—	—	1	$296,800,000	$296,800,000
NMO	—	—	—	—	1	$350,900,000	$350,900,000
NAD	—	—	2016	$265,000,000	—	—	$265,000,000
NXZ	—	—	—	—	2	$196,000,000	$196,000,000
NZF	2017	$150,000,000	2017	$91,000,000	—	—	$241,000,000

During the current reporting period, NAD refinanced all of its outstanding MuniFund Term Preferred (MTP) and VMTP shares with the issuance of new VMTP Shares, and NZF refinanced all of its outstanding MTP and VMTP shares with the issuance of new iMTP and VMTP Shares. Refer to Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies for further details on iMTP, MTP, VMTP and VRDP Shares and each Fund’s respective transactions.

Nuveen Investments	9

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

The following information regarding the Fund’s distributions is current as of April 30, 2014. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, the Funds’ monthly dividends to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Ex-Dividend Date	NPP	NMA	NMO	NAD	NXZ	NZF
November 2013	$0.0770	$0.0670	$0.0645	$0.0730	$0.0670	$0.0580
December	0.0770	0.0670	0.0645	0.0730	0.0670	0.0580
January	0.0770	0.0670	0.0670	0.0740	0.0695	0.0595
February	0.0770	0.0670	0.0670	0.0740	0.0695	0.0595
March	0.0770	0.0670	0.0670	0.0740	0.0695	0.0595
April 2014	0.0770	0.0670	0.0670	0.0740	0.0695	0.0595

Ordinary Income Distribution*	$0.0006	$0.0009	$0.0042	$0.0183	$0.0002	$0.0002

Market Yield**	6.27%	6.05%	6.09%	6.44%	6.03%	5.34%
Taxable-Equivalent Yield**	8.71%	8.40%	8.46%	8.94%	8.38%	7.42%

*	Distribution paid in December 2013.
**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2014, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

10	Nuveen Investments

COMMON SHARE REPURCHASES

As of April 30, 2014, and since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common Shares Cumulatively Repurchased and Retired	—	—	—	—	—	—
Common Shares Authorized for Repurchase	6,005,000	4,370,000	4,585,000	3,930,000	2,950,000	4,040,000

OTHER COMMON SHARE INFORMATION

As of April 30, 2014, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common Share NAV	$15.71	$14.78	$14.52	$15.10	$15.27	$15.08
Common Share Price	$14.73	$13.28	$13.21	$13.78	$13.84	$13.37
Premium/(Discount) to NAV	(6.24)%	(10.15)%	(9.02)%	(8.74)%	(9.36)%	(11.34)%
6-Month Average Premium/(Discount) to NAV	(7.52)%	(10.99)%	(10.75)%	(9.61)%	(10.09)%	(12.34)%

Nuveen Investments	11

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Market and Price Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Funds, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful. Certain aspects of the recently adopted Volcker Rule may limit the availability of tender option bonds, which are used by the Funds for leveraging and duration management purposes. The effects of this new Rule, expected to take effect in mid-2015, may make it more difficult for a Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that a Fund could lose more than its original principal investment.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Derivatives Risk. The Funds may use derivative instruments which involve a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount investment.

12	Nuveen Investments

NPP
Nuveen Performance Plus Municipal Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NPP at Common Share NAV	9.37%	(1.23)%	9.62%	6.37%
NPP at Common Share Price	11.60%	(0.90)%	10.43%	7.29%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	13

NPP	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	158.7%
Corporate Bonds	0.0%
Floating Rate Obligations	(3.8)%
Variable Rate MuniFund Term Preferred Shares	(56.7)%
Other Assets Less Liabilities	1.8%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	11.8%
AA	49.9%
A	22.4%
BBB	7.8%
BB or Lower	7.0%
N/R (not rated)	1.1%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	21.7%
Health Care	18.1%
Transportation	17.1%
Tax Obligation/General	14.8%
Utilities	7.5%
U.S. Guaranteed	7.1%
Consumer Staples	6.5%
Other Industries	7.2%

States
(% of total municipal bonds)
Illinois	17.2%
California	13.4%
Texas	9.3%
Colorado	6.0%
Florida	4.9%
Ohio	4.3%
New York	3.6%
Puerto Rico	3.2%
Virginia	2.7%
Pennsylvania	2.7%
Massachusetts	2.6%
New Jersey	2.5%
South Carolina	2.5%
Michigan	2.4%
Indiana	2.3%
Nevada	2.3%
Other States	18.1%

14	Nuveen Investments

NMA
Nuveen Municipal Advantage Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMA at Common Share NAV	8.28%	(2.09)%	9.84%	6.05%
NMA at Common Share Price	9.46%	(4.39)%	8.98%	6.02%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	15

NMA	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	149.2%
Corporate Bonds	0.0%
Short-Term Investments	0.3%
Floating Rate Obligations	(5.9)%
Variable Rate Demand Preferred Shares	(46.0)%
Other Assets Less Liabilities	2.4%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	14.5%
AA	46.6%
A	20.9%
BBB	9.2%
BB or Lower	8.3%
N/R (not rated)	0.5%

Portfolio Composition
(% of total investments)
Health Care	20.6%
Transportation	17.8%
Tax Obligation/Limited	16.2%
Tax Obligation/General	16.1%
U.S. Guaranteed	9.1%
Utilities	5.8%
Consumer Staples	5.5%
Other Industries	8.9%

States
(% of total municipal bonds)
California	15.9%
Illinois	10.8%
Texas	9.0%
Colorado	8.3%
New York	4.9%
Ohio	4.8%
Louisiana	4.3%
Pennsylvania	3.8%
Nevada	3.4%
Indiana	3.2%
Puerto Rico	3.2%
Michigan	3.1%
Florida	2.5%
Arizona	2.4%
New Jersey	1.9%
Other States	18.5%

16	Nuveen Investments

NMO
Nuveen Municipal Market Opportunity Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NMO at Common Share NAV	8.82%	(0.43)%	9.49%	5.88%
NMO at Common Share Price	11.89%	(1.83)%	9.39%	6.44%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	17

NMO	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	154.8%
Common Stocks	0.5%
Corporate Bonds	0.0%
Floating Rate Obligations	(5.2)%
Variable Rate Demand Preferred Shares	(52.7)%
Other Assets Less Liabilities	2.6%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	12.6%
AA	50.2%
A	21.3%
BBB	7.3%
BB or Lower	8.1%
N/R (not rated)	0.2%
N/A (not applicable)	0.3%

Portfolio Composition
(% of total investments)
Transportation	22.2%
Health Care	19.4%
Tax Obligation/General	14.9%
Tax Obligation/Limited	14.3%
U.S. Guaranteed	7.0%
Consumer Staples	6.2%
Utilities	5.2%
Other Industries	10.8%

States
(% of total municipal bonds)
California	16.5%
Illinois	11.1%
Texas	10.5%
Ohio	6.1%
Colorado	5.3%
Pennsylvania	4.1%
New York	4.0%
Florida	3.7%
Nevada	3.3%
Virginia	3.2%
Michigan	2.9%
North Carolina	2.8%
Arkansas	2.3%
New Jersey	2.2%
Indiana	2.2%
Other States	19.8%

18	Nuveen Investments

NAD
Nuveen Dividend Advantage Municipal Fund
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	8.07%	(1.38)%	10.36%	6.35%
NAD at Common Share Price	10.43%	(2.60)%	10.25%	6.44%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	19

NAD	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	149.8%
Corporate Bonds	0.0%
Investment Companies	0.1%
Floating Rate Obligations	(7.2)%
Variable Rate MuniFund Preferred Shares	(44.7)%
Other Assets Less Liabilities	2.0%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	11.3%
AA	53.5%
A	19.9%
BBB	8.2%
BB or Lower	5.1%
N/R (not rated)	1.9%
N/A (not applicable)	0.1%

Portfolio Composition
(% of total investments)
Health Care	20.1%
Tax Obligation/Limited	19.6%
Transportation	19.0%
Tax Obligation/General	16.5%
Consumer Staples	6.0%
U.S. Guaranteed	5.7%
Other Industries	13.1%

States
(% of total municipal bonds)
Illinois	16.4%
California	9.9%
Texas	7.8%
New York	6.7%
Colorado	6.1%
Florida	6.0%
Washington	4.7%
Wisconsin	4.1%
Ohio	3.9%
Nevada	3.7%
New Jersey	2.7%
Massachusetts	2.6%
Michigan	2.6%
Puerto Rico	2.3%
Indiana	2.2%
Other States	18.3%

20	Nuveen Investments

NXZ
Nuveen Dividend Advantage Municipal Fund 2
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NXZ at Common Share NAV	7.76%	(1.26)%	9.49%	6.66%
NXZ at Common Share Price	9.88%	(3.65)%	8.55%	6.44%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	21

NXZ	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	145.7%
Corporate Bonds	0.0%
Floating Rate Obligations	(4.3)%
Variable Rate Demand Preferred Shares	(43.5)%
Other Assets Less Liabilities	2.1%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	11.7%
AA	49.8%
A	18.8%
BBB	8.0%
BB or Lower	7.9%
N/R (not rated)	3.8%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	23.0%
Health Care	20.2%
Transportation	14.9%
Tax Obligation/General	10.6%
U.S. Guaranteed	7.1%
Consumer Staples	5.8%
Water and Sewer	5.3%
Utilities	5.2%
Other Industries	7.9%

States
(% of total municipal bonds)
Texas	18.3%
California	16.1%
Illinois	11.5%
Colorado	6.5%
New York	5.2%
Michigan	4.9%
Florida	4.0%
Indiana	2.8%
South Carolina	2.7%
Ohio	2.3%
Puerto Rico	2.1%
Georgia	2.1%
Nevada	1.9%
Other States	19.6%

22	Nuveen Investments

NZF
Nuveen Dividend Advantage Municipal Fund 3
Performance Overview and Holding Summaries as of April 30, 2014

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2014

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	7.89%	(1.30)%	9.41%	6.54%
NZF at Common Share Price	8.55%	(4.10)%	8.81%	6.59%
S&P Municipal Bond Index	4.25%	0.47%	5.93%	4.88%
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average	9.29%	(0.78)%	10.51%	6.21%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	23

NZF	Performance Overview and Holding Summaries as of April 30, 2014 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Municipal Bonds	140.5%
Corporate Bonds	0.0%
Investment Companies	0.6%
Short-Term Investments	3.1%
Floating Rate Obligations	(7.3)%
Institutional MuniFund Term Preferred Shares	(24.6)%
Variable Rate MuniFund Term Preferred Shares	(14.9)%
Other Assets Less Liabilities	2.6%

Credit Quality
(% of total investment exposure)
AAA/U.S. Guaranteed	18.9%
AA	43.7%
A	19.4%
BBB	6.8%
BB or Lower	4.6%
N/R (not rated)	6.2%
N/A (not applicable)	0.4%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	21.5%
Health Care	16.3%
Transportation	14.4%
Tax Obligation/General	11.8%
U.S. Guaranteed	8.8%
Utilities	6.4%
Education and Civic Organizations	6.2%
Water and Sewer	5.6%
Other Industries	9.0%

States
(% of total municipal bonds)
Texas	13.0%
Illinois	11.4%
California	9.8%
New York	6.8%
Indiana	5.2%
Michigan	4.7%
Nevada	3.9%
Georgia	3.8%
Louisiana	3.7%
New Jersey	3.5%
Washington	3.4%
Colorado	3.0%
Massachusetts	3.0%
Florida	2.3%
Ohio	2.3%
Arizona	2.2%
Other States	18.0%

24	Nuveen Investments

NPP
Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.7% (100.0% of Total Investments)
	Alaska – 1.3% (0.8% of Total Investments)
$3,945	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	AA–	$4,128,916
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
7,500	5.000%, 6/01/32	6/14 at 100.00	B2	6,010,125
3,080	5.000%, 6/01/46	6/14 at 100.00	B2	2,250,864
14,525	Total Alaska			12,389,905
	Arizona – 1.1% (0.7% of Total Investments)
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	8,104,037
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured	No Opt. Call	AA	2,601,775
10,280	Total Arizona			10,705,812
	Arkansas – 0.5% (0.3% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	7/14 at 100.00	N/R	3,476,346
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005A, 5.000%, 2/01/35	2/15 at 100.00	Baa1	1,005,650
6,080	Total Arkansas			4,481,996
	California – 21.2% (13.4% of Total Investments)
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,770,130
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	2,303,977
15,870	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	AA	13,549,647
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38	4/23 at 100.00	A+	5,420,650
3,250	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	3,766,913
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006:
5,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,121,100
7,000	5.250%, 4/01/39	4/16 at 100.00	A+	7,192,500
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,452,535
3,700	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)	6/17 at 100.00	A3	3,945,828
1,300	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A2	1,396,083
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,292,700
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,001,760
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A1	10,705,800
6,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	7,137,123

Nuveen Investments	25

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$3,770	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	$4,068,810
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	3,274,980
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/32 – AGM Insured	8/18 at 100.00	Aa1	5,337,500
7,240	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/28 – AGM Insured	8/17 at 56.01	AA	3,557,881
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A, 0.000%, 1/15/42	1/31 at 100.00	BBB–	524,306
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
2,520	4.500%, 6/01/27	6/17 at 100.00	B	2,212,434
7,750	5.000%, 6/01/33	6/17 at 100.00	B	6,226,040
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,143,225
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	7,835,800
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,074,550
5,000	Los Angeles Community College District, California, General Obligation Bonds, Series 2007C, 5.000%, 8/01/32 – FGIC Insured	8/17 at 100.00	Aa1	5,546,150
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	AA	2,832,174
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	AA–	1,367,558
1,855	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	1,011,847
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	4,283,202
1,000	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	7/14 at 100.00	N/R (4)	1,161,390
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,158,720
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	AA–	1,725,624
10,575	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.200%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	11,482,018
2,325	Palmdale Community Redevelopment Agency, California, Restructured Single Family Mortgage Revenue Bonds, Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	2,665,427
2,525	Palmdale, California, Certificates of Participation, Park Improvement and Avenue Construction, Series 2002, 5.000%, 9/01/32 – NPFG Insured	9/14 at 100.00	AA–	2,531,186
5,960	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	6,151,674
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	3,588,014
1,945	Rancho Mirage Joint Powers Financing Authority, California, Certificates of Participation, Eisenhower Medical Center, Series 1997B, 4.875%, 7/01/22 – NPFG Insured	7/15 at 102.00	Baa1	1,995,687
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 20.033%, 2/01/33 (IF)	8/19 at 100.00	Aa2	2,982,479

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$7,210	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	AA–	$4,616,779
13,540	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	4,822,948
3,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	870,510
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	Aa2	1,587,846
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	2,576,857
2,385	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	2,293,750
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	AA+	1,751,817
5,245	Vacaville Unified School District, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/30 – NPFG Insured	8/15 at 100.00	AA–	5,489,207
230,000	Total California			199,805,136
	Colorado – 9.6% (6.0% of Total Investments)
5,240	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/15/24 (Pre-refunded 12/15/15) – AGM Insured	12/15 at 100.00	AA (4)	5,642,642
3,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/34 – SYNCORA GTY Insured	8/14 at 100.00	A	3,008,280
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	A+	6,369,177
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	2,407,340
14,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	14,627,340
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,034,760
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	3,450,911
13,620	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	10,648,252
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
16,200	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	6,174,954
33,120	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	11,776,147
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	4,743,073
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	5,645,645
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	AA (4)	777,846
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
5,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	5,579,000
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,001,250
40	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	Aa2	41,740
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
2,130	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	2,240,590
1,145	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	1,204,448
139,680	Total Colorado			90,373,395

Nuveen Investments	27

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut – 0.9% (0.6% of Total Investments)
$7,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	$8,179,690
	District of Columbia – 0.8% (0.5% of Total Investments)
2,430	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/14 at 100.00	A1	2,429,781
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	5,065,600
7,430	Total District of Columbia			7,495,381
	Florida – 7.8% (4.9% of Total Investments)
1,700	Beacon Tradeport Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Commercial Project, Series 2002A, 5.625%, 5/01/32 – RAAI Insured	7/14 at 100.00	N/R	1,700,510
	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Venice Homes Apartments, Series 2001A:
1,545	5.700%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	7/14 at 100.00	AA	1,552,663
1,805	5.800%, 1/01/36 – AGM Insured (Alternative Minimum Tax)	7/14 at 100.00	AA	1,814,187
5,600	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA+	5,754,728
2,870	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-2, 4.950%, 7/01/37 (Alternative Minimum Tax)	1/16 at 100.00	AA+	2,935,379
10,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured (UB)	4/15 at 100.00	AA	10,342,700
3,775	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	10/15 at 100.00	A	3,801,840
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	5,432,850
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/27	10/20 at 100.00	A	2,785,300
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	AA	2,451,476
5,500	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/31	No Opt. Call	AA	6,075,355
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,786,412
2,500	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aa2 (4)	2,530,700
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	2,527,008
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,428,034
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,058,580
4,700	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	4,805,327
6,000	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 – BHAC Insured	10/16 at 100.00	AA+	6,454,320
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,559,083
70,355	Total Florida			73,796,452

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 1.5% (0.9% of Total Investments)
$5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–	$5,898,300
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,103,980
3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Series 2006A, 5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,014,520
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	2,761,025
12,500	Total Georgia			13,777,825
	Idaho – 0.0% (0.0% of Total Investments)
30	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.200%, 7/01/14 (Alternative Minimum Tax)	6/14 at 100.00	A1	30,165
	Illinois – 27.2% (17.2% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,455,815
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	AA–	8,644,100
10,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	8,205,700
1,785	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	1,860,738
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	AA–	25,725,706
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	AA–	24,057,535
9,240	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/14 at 100.00	AA–	9,277,514
5,325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	5,703,128
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,503,520
15,285	0.000%, 11/01/19	No Opt. Call	AAA	13,849,127
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,667,295
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,066,480
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.344%, 7/01/15 (IF)	No Opt. Call	Aa1	5,910,118
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,179,820
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,483,280
870	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A–	953,398
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (UB) (5)	2/21 at 100.00	AA–	2,698,575
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A:
815	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	821,716
185	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	186,524
	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,471,760
3,055	5.500%, 8/15/30	8/18 at 100.00	BBB+	3,160,764

Nuveen Investments	29

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	$4,972,499
995	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.250%, 8/15/15	8/14 at 100.00	BBB+	998,244
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	A–	2,804,879
2,235	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	2,361,188
28,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	9,623,880
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	14,383,251
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	AA–	8,567,536
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	AA–	13,658,485
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	17,773,517
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	9,000,036
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured	No Opt. Call	AAA	5,854,851
5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	AA– (4)	6,246,355
2,685	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,819,492
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	22,295,877
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	3,551,367
297,600	Total Illinois			256,794,070
	Indiana – 3.7% (2.3% of Total Investments)
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	A3	3,097,470
2,525	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	2,640,443
3,075	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,126,845
750	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006B, 5.000%, 2/15/23	2/16 at 100.00	AA–	797,130
840	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA	874,541
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	7/14 at 100.00	AA– (4)	4,337,971
3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	3,139,020
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	N/R (4)	2,096,580
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31	No Opt. Call	A+	3,278,040
9,560	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	6,405,774
2,395	Shelbyville Central Renovation School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 4.375%, 7/15/26 (Pre-refunded 7/15/15) – NPFG Insured	7/15 at 100.00	AA+ (4)	2,514,990

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,800	Sunman Dearborn High School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/25 (Pre-refunded 1/15/15) – NPFG Insured	1/15 at 100.00	AA+ (4)	$1,861,560
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	AA	943,086
37,845	Total Indiana			35,113,450
	Iowa – 2.5% (1.6% of Total Investments)
1,500	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/21	7/16 at 100.00	BB+	1,555,545
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
3,000	5.000%, 12/01/19	No Opt. Call	BB–	3,043,650
2,220	5.250%, 12/01/25	12/23 at 100.00	BB–	2,227,526
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
5,000	5.375%, 6/01/38	6/15 at 100.00	B+	4,338,750
4,465	5.500%, 6/01/42	6/15 at 100.00	B+	3,798,063
5,400	5.625%, 6/01/46	6/15 at 100.00	B+	4,627,746
4,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,103,010
26,085	Total Iowa			23,694,290
	Kansas – 0.3% (0.2% of Total Investments)
3,755	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	2,593,391
	Louisiana – 0.5% (0.3% of Total Investments)
220	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1997B-1, 5.750%, 10/01/26	7/14 at 100.00	Aaa	220,354
4,000	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/25 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	AA– (4)	4,102,880
4,220	Total Louisiana			4,323,234
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	1,137,129
	Maryland – 0.7% (0.4% of Total Investments)
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A2	3,640,175
2,550	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 6.000%, 1/01/28	1/18 at 100.00	BBB	2,698,206
6,050	Total Maryland			6,338,381
	Massachusetts – 4.1% (2.6% of Total Investments)
6,250	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A+	6,584,938
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A–	1,332,038
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
4,000	5.125%, 8/01/28 – NPFG Insured	7/14 at 100.00	AA–	4,003,400
7,125	5.125%, 2/01/34 – NPFG Insured	7/14 at 100.00	AA–	7,128,491

Nuveen Investments	31

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	$4,813,830
8,730	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA	9,153,318
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38	7/18 at 100.00	A–	517,685
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	5,028,540
36,915	Total Massachusetts			38,562,240
	Michigan – 3.8% (2.4% of Total Investments)
1,060	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BB+	1,034,613
1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 4.500%, 11/01/23	11/20 at 100.00	AA	1,299,613
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
5,565	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	AA–	5,418,362
5,000	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	4,826,800
3,305	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	3,198,678
2,000	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%, 7/01/16 – NPFG Insured	No Opt. Call	AA–	2,008,340
1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C, 5.000%, 7/01/22 – FGIC Insured	7/15 at 100.00	AA–	992,390
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	2,111,000
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	AA–	2,814,750
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	2,918,576
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29	8/19 at 100.00	A1	2,827,900
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,411,821
4,930	Wayne County Airport Authority, Michigan, Revenue Bonds, Series 2007, 5.000%, 12/01/27 – NPFG Insured (Alternative Minimum Tax)	12/17 at 100.00	AA–	5,173,986
39,060	Total Michigan			36,036,829
	Minnesota – 2.3% (1.4% of Total Investments)
5,000	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007, 5.250%, 5/01/37	5/17 at 100.00	Baa1	5,101,400
14,540	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA	16,232,892
19,540	Total Minnesota			21,334,292
	Mississippi – 1.3% (0.8% of Total Investments)
9,750	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/14 at 100.00	BBB	9,753,900
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	2,508,437
12,225	Total Mississippi			12,262,337

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 3.5% (2.2% of Total Investments)
$2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44	10/22 at 100.00	AA+	$2,799,865
10,370	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	10,833,954
4,885	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1993, 5.250%, 5/15/14	No Opt. Call	AA	4,895,405
6,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	AA–	6,208,020
3,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/32 – AMBAC Insured	1/17 at 100.00	AA+	3,251,070
5,130	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,410,868
31,970	Total Missouri			33,399,182
	Nevada – 3.6% (2.3% of Total Investments)
24,195	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	25,885,263
	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634:
5,130	5.250%, 7/01/31	7/17 at 100.00	A	5,376,445
2,500	18.908%, 7/01/31 – BHAC Insured (IF) (5)	7/17 at 100.00	AA+	3,071,000
31,825	Total Nevada			34,332,708
	New Hampshire – 0.6% (0.4% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	5,359,400
	New Jersey – 4.0% (2.5% of Total Investments)
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,001,532
3,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	AA–	3,527,370
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,505,640
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	AA	5,313,915
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,112,214
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	4,530,200
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	14,444,560
2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/38	5/23 at 100.00	AA–	2,211,260
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	3,928,100
67,255	Total New Jersey			37,574,791
	New York – 5.7% (3.6% of Total Investments)
1,175	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program, Gateway-Longview Inc., Series 1998A, 5.500%, 7/01/18 – AMBAC Insured	7/14 at 100.00	N/R	1,177,879
8,115	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	8,609,609
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,041,200
4,410	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	4,631,691

Nuveen Investments	33

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/14	No Opt. Call	A–	$1,000,130
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA	13,846,568
11,560	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005A, 5.000%, 6/15/39 (Pre-refunded 6/15/14)	6/14 at 100.00	AAA	11,630,632
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,495,850
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,215,600
2,650	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	2,917,862
51,510	Total New York			53,567,021
	North Carolina – 2.4% (1.5% of Total Investments)
5,550	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/39	1/18 at 100.00	AA–	5,777,051
4,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	5,068,315
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,585,450
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,816,960
4,055	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	4,376,115
21,305	Total North Carolina			22,623,891
	North Dakota – 0.5% (0.3% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	4,571,963
	Ohio – 6.8% (4.3% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	10,855,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
7,400	5.125%, 6/01/24	6/17 at 100.00	B–	6,395,598
5,640	5.875%, 6/01/30	6/17 at 100.00	B	4,725,305
4,875	5.750%, 6/01/34	6/17 at 100.00	B	4,007,689
4,290	6.000%, 6/01/42	6/17 at 100.00	B+	3,525,179
14,830	5.875%, 6/01/47	6/17 at 100.00	B	12,218,140
11,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	9,871,300
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	2,635,583
6,280	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	7/14 at 100.00	A+	6,295,637
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	3,913,470
70,765	Total Ohio			64,443,101

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania – 4.3% (2.7% of Total Investments)
$1,250	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34	8/19 at 100.00	Aa3	$1,413,988
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	AA	2,522,438
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	AA	2,419,969
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	AA	2,323,160
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	AA	2,129,310
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	AA	2,741,876
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	AA	1,727,292
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	AA	1,819,110
700	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	7/14 at 100.00	N/R	605,511
2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/41	12/21 at 100.00	AA	2,118,280
1,570	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	1,577,332
5,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	6,368,470
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	12,383,076
45,645	Total Pennsylvania			40,149,812
	Puerto Rico – 5.1% (3.2% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	7/15 at 100.00	AA–	587,200
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,274,306
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BB+	864,290
2,500	Puerto Rico Municipal Finance Agency, Series 2005A, 5.250%, 8/01/24	8/15 at 100.00	BB	1,822,300
1,060	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.750%, 7/01/17	No Opt. Call	BB+	968,829
11,975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 5.000%, 8/01/24	8/19 at 100.00	A+	10,218,627
13,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	8/29 at 100.00	A+	7,424,419
8,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	6,169,549
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
25,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	2,812,000
64,335	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	4,621,826
15,000	5.250%, 8/01/57	8/17 at 100.00	AA–	11,683,348
144,550	Total Puerto Rico			48,446,694
	Rhode Island – 0.2% (0.1% of Total Investments)
1,805	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	7/14 at 100.00	BBB+	1,804,982

Nuveen Investments	35

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 3.9% (2.5% of Total Investments)
$2,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/17 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	$2,059,440
5,500	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	5,663,900
2,725	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 2/15/25 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,765,248
1,345	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.375%, 6/01/20 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA– (4)	1,351,026
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	12,671,004
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	6,880,096
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	5,256,912
58,745	Total South Carolina			36,647,626
	Tennessee – 1.9% (1.2% of Total Investments)
2,260	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	2,434,223
3,240	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	3,568,633
380	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	AA– (4)	381,486
6,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	6,767,880
4,965	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,026,616
16,845	Total Tennessee			18,178,838
	Texas – 14.7% (9.3% of Total Investments)
5,000	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006, 5.000%, 5/01/35 – NPFG Insured	5/16 at 100.00	AA–	5,313,900
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,724,525
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005:
4,000	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	4,129,320
13,000	5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	13,420,290
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,106,200
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)	2/15 at 100.00	AAA	3,114,570
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	3,097,500
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
3,240	5.000%, 4/01/53	10/23 at 100.00	AA+	3,420,468
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	15,835,500
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	9,829,260
2,980	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/14 at 100.00	AA–	2,980,805
3,885	Houston Independent School District, Public Facility Corporation, Harris County, Texas, Lease	No Opt. Call	AA	3,497,899
	Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,495	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	$1,045,573
1,600	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	1,809,920
1,275	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB–	1,291,715
33,855	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/40	8/14 at 23.67	AAA	7,904,804
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008:
5,000	0.000%, 8/15/39	8/17 at 27.35	AAA	1,276,900
19,800	0.000%, 8/15/41 (WI/DD, Settling 5/02/14)	8/17 at 24.20	AAA	4,473,414
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–	2,134,780
7,630	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/32	No Opt. Call	Aaa	8,349,051
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	3,085,769
5,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007B, 5.000%, 11/15/47	11/17 at 100.00	AA–	5,956,253
3,500	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,763,585
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	No Opt. Call	A3	15,609,675
3,250	5.000%, 12/15/30	No Opt. Call	A3	3,369,633
4,905	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,047,196
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,593,720
2,710	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman Project, Series 2011, 6.000%, 11/01/41	11/21 at 100.00	Baa2	2,941,271
180,080	Total Texas			139,123,496
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,168,720
860	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)	7/14 at 100.00	AA–	861,892
65	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)	6/14 at 100.00	AA–	65,341
360	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative Minimum Tax)	7/14 at 100.00	AAA	360,580
135	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/14 at 100.00	AA–	136,990
50	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)	7/14 at 100.00	AA	50,064
230	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)	7/14 at 100.00	Aaa	230,573
4,700	Total Utah			4,874,160
	Virgin Islands – 0.6% (0.4% of Total Investments)
5,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/33 – RAAI Insured	10/14 at 100.00	BBB+	5,306,254

Nuveen Investments	37

NPP	Nuveen Performance Plus Municipal Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 4.3% (2.7% of Total Investments)
$900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	$975,807
10,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	10,949,085
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+	15,501,598
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
3,000	5.125%, 7/01/49	No Opt. Call	BBB–	3,078,150
4,150	5.000%, 7/01/52	No Opt. Call	BBB–	4,204,573
5,755	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/35	No Opt. Call	BBB–	1,773,806
4,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,211,592
46,335	Total Virginia			40,694,611
	Washington – 3.5% (2.2% of Total Investments)
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA+	8,035,579
	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004:
465	5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	A1	472,031
3,100	5.000%, 9/01/28 – FGIC Insured	9/14 at 100.00	A1	3,139,432
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,405,800
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,173,340
10,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care Services, Series 2006A, 4.625%, 10/01/34 – NPFG Insured (UB) (5)	10/16 at 100.00	AA	10,176,000
4,065	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%, 1/01/33	No Opt. Call	AA+	4,498,085
35,865	Total Washington			32,900,267
	Wisconsin – 1.4% (0.9% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	A	2,644,325
1,780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	1,852,072
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/23	8/16 at 100.00	A–	3,190,590
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.250%, 5/01/37	5/19 at 100.00	AA–	5,902,050
12,280	Total Wisconsin			13,589,037
$1,818,555	Total Municipal Bonds (cost $1,393,355,874)			1,496,813,234

38	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$212	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$38,214
59	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	7,868
$271	Total Corporate Bonds (cost $16,225)				46,082
	Total Long-Term Investments (cost $1,393,372,099)				1,496,859,316
	Floating Rate Obligations – (3.8)%				(35,925,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (56.7)% (8)				(535,000,000)
	Other Assets Less Liabilities – 1.8%				17,115,488
	Net Assets Applicable to Common Shares – 100%				$943,049,804

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(7)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.7%
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	39

NMA
Nuveen Municipal Advantage Fund, Inc.
Portfolio of Investments
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.2% (99.8% of Total Investments)
	MUNICIPAL BONDS – 149.2% (99.8% of Total Investments)
	Alaska – 1.6% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$1,125	5.250%, 12/01/34 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	$1,158,525
1,280	5.250%, 12/01/41 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	1,318,144
1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2006, 5.000%, 8/01/17 – FGIC Insured	8/16 at 100.00	AA–	1,834,901
2,495	CivicVentures, Alaska, Revenue Bonds, Anchorage Convention Center Series 2006, 5.000%, 9/01/34 – NPFG Insured	9/15 at 100.00	AA–	2,611,317
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
670	4.625%, 6/01/23	6/14 at 100.00	Ba1	648,955
3,595	5.000%, 6/01/46	6/14 at 100.00	B2	2,627,226
10,855	Total Alaska			10,199,068
	Arizona – 3.6% (2.4% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	3,821,445
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	5,112,236
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38	7/18 at 100.00	AA–	11,559,424
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured	No Opt. Call	AA	2,601,775
21,570	Total Arizona			23,094,880
	California – 23.7% (15.9% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2000B, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,451,560
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured	10/17 at 100.00	BBB+	3,770,130
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	2,303,977
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	1,376,922
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA–	1,887,873
625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26	6/15 at 100.00	BBB	622,450
3,840	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA–	4,207,795
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	7,532,250
2,500	California State, General Obligation Bonds, Series 2004, 5.000%, 3/01/34 – AMBAC Insured	9/14 at 100.00	AA+	2,536,600
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,001,760
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,727,530
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project,Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,945,534
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	AA–	3,760,800

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C:
$3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	AA–	$1,417,894
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AA–	1,139,031
5,650	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	7,049,279
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	AA–	1,289,989
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,901,525
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	2,160,160
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	913,476
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	1,903,620
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,385	4.500%, 6/01/27	6/17 at 100.00	B	1,215,961
4,885	5.000%, 6/01/33	6/17 at 100.00	B	3,924,414
1,000	5.125%, 6/01/47	6/17 at 100.00	B	762,150
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	2,269,900
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,074,550
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 4.500%, 1/01/28 – NPFG Insured	7/17 at 100.00	Aa2	5,435,600
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	632,745
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,855,468
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,158,720
	North Orange County Community College District, California, General Obligation Bonds, Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	5,269,159
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,699,444
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM)	No Opt. Call	Aaa	5,701,600
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	4,026,480
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,112,120
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	13,197,306
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,360,186
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 20.033%, 2/01/33 (IF)	8/19 at 100.00	Aa2	2,982,479
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)	No Opt. Call	Aaa	6,018,385
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	AA–	4,613,578
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	6,673,910
1,345	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Aa1	611,773

Nuveen Investments	41

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$5,905	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/29 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 47.82	Aa1 (4)	$2,814,618
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa2	1,041,228
205,070	Total California			153,351,929
	Colorado – 12.4% (8.3% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,602,624
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	9/16 at 100.00	A+	9,468,509
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	A+	3,786,092
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	5,266,970
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	AA	1,223,405
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	7,836,075
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	1,526,070
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – NPFG Insured (UB)	11/16 at 100.00	AA–	5,909,601
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,631,452
4,340	5.000%, 11/15/25 – NPFG Insured (UB)	11/16 at 100.00	AA–	4,763,280
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%, 11/15/25 – SYNCORA GTY Insured	11/15 at 100.00	A+	1,120,505
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,141,094
2,200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	2,202,816
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	2,533,003
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	5,106,307
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	3,543,150
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	4,134,600
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	3,811,700
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/34	7/20 at 100.00	Baa3	3,335,631
5,000	Thornton, Colorado, Water Enterprise Revenue Bonds, Series 2004, 5.000%, 12/01/34 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AA (4)	5,142,800
96,650	Total Colorado			80,085,684
	Florida – 3.7% (2.5% of Total Investments)
2,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	2,110,740
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	AA	2,263,292
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2008, 5.000%, 5/01/28	5/18 at 100.00	AA–	647,383
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	15,236,712
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,559,083
22,845	Total Florida			23,817,210

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 1.6% (1.1% of Total Investments)
$4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 – AGM Insured	10/14 at 100.00	AA	$4,077,080
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BB–	2,832,401
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,314,988
2,400	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 7.625%, 12/01/30	12/20 at 100.00	N/R	1,996,416
10,550	Total Georgia			10,220,885
	Illinois – 16.1% (10.8% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,455,815
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured	12/14 at 100.00	AA–	3,024,901
7,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured	No Opt. Call	AA–	3,538,601
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
1,385	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	709,286
4,260	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,694,926
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	1,176,175
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	AA–	5,447,627
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	4,788,292
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	7/14 at 100.00	AA	3,880,854
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,604,171
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,667,295
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,066,480
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond Trust 1137, 9.344%, 7/01/15 (IF)	No Opt. Call	Aa1	9,459,570
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,777,850
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	4,394,240
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	8,677,055
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA	3,270,090
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured	1/15 at 66.94	A1	7,019,342
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Baa1	1,057,115
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured	No Opt. Call	Baa1	930,066
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	885,992
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured	No Opt. Call	AA–	4,193,026
3,315	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	3,872,119
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	AA–	2,479,288

Nuveen Investments	43

NMA	Nuveen Municipal Advantage Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	Aa2	$7,909,588
12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)	No Opt. Call	Aa2 (4)	9,875,586
133,945	Total Illinois			103,855,350
	Indiana – 4.8% (3.2% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	AA–	3,125,584
4,465	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,723,524
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	1,317,607
2,460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,501,476
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	Aa2	6,559,620
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-5, 5.000%, 11/15/36	11/16 at 100.00	AA+	3,584,079
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,547,838
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	6,700,600
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.450%, 2/15/14 (5)	No Opt. Call	N/R	107,605
35,510	Total Indiana			31,167,933
	Iowa – 2.0% (1.3% of Total Investments)
7,055	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.500%, 12/01/22	12/18 at 100.00	BB–	7,183,189
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	6/15 at 100.00	B+	5,466,825
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	227,945
13,605	Total Iowa			12,877,959
	Kansas – 1.0% (0.7% of Total Investments)
3,310	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	3,333,534
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	AA–	1,752,310
2,445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	1,688,639
7,505	Total Kansas			6,774,483
	Kentucky – 1.4% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010B, 6.375%, 3/01/40	6/20 at 100.00	BBB+	6,505,764
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	A+	1,679,400
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,033,330
8,515	Total Kentucky			9,218,494

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 6.4% (4.3% of Total Investments)
$9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	$9,289,080
28	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.195%, 5/01/34 – NPFG Insured (IF)	5/16 at 100.00	Aa1	31,804
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
10,000	5.000%, 5/01/41 – FGIC Insured	5/16 at 100.00	Aa1	10,668,600
20,690	4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	21,323,942
39,718	Total Louisiana			41,313,426
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	1,137,129
	Massachusetts – 2.6% (1.8% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	9,469,490
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	647,478
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured	7/14 at 100.00	BBB+	1,750,420
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,446,924
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,514,270
15,775	Total Massachusetts			16,828,582
	Michigan – 4.6% (3.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BB+	1,911,879
3,695	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	3,567,005
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	2,995,170
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 – BHAC Insured	7/18 at 100.00	AA+	2,863,237
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	2,561,475
2,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C, 5.000%, 7/01/16 – FGIC Insured	No Opt. Call	AA–	2,007,020
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	3,904,120
1,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A, 5.000%, 1/01/15	No Opt. Call	AAA	1,549,020
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	No Opt. Call	AA	2,821,925
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	AA–	2,814,750
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	2,918,576
33,305	Total Michigan			29,914,177
	Missouri – 2.4% (1.6% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	6,322,553
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,240,048

Nuveen Investments	45

NMA	Nuveen Municipal Advantage Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$2,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/32 – AMBAC Insured	1/17 at 100.00	AA+	$2,167,380
20,935	Total Missouri			15,729,981
	Nevada – 5.1% (3.4% of Total Investments)
2,500	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2004A-2, 5.000%, 7/01/36 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA– (4)	2,520,300
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,208,450
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2008, 19.185%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	4,606,500
3,395	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2009D, 5.000%, 6/01/27	6/19 at 100.00	AA+	3,840,764
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,626,150
29,645	Total Nevada			32,802,164
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	1,607,820
	New Jersey – 2.8% (1.9% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,163,085
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	AA–	2,519,550
3,050	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2004D, 5.000%, 7/01/29 (Pre-refunded 7/01/14)	7/14 at 100.00	AAA	3,075,224
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	6,795,300
6,060	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	4,760,857
27,710	Total New Jersey			18,314,016
	New York – 7.3% (4.9% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,121,900
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A+	2,839,250
875	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	926,144
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/14 at 100.00	BB	4,867,888
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	7/14 at 100.00	BB	3,015,360
3,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38	6/15 at 100.00	AAA	3,959,562
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	10,285,300
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007B, 4.750%, 11/01/27	5/17 at 100.00	AAA	5,504,200
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,495,850

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
$6,065	6.500%, 12/01/28	12/15 at 100.00	BBB	$6,335,863
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB	1,941,086
44,975	Total New York			47,292,403
	North Carolina – 1.8% (1.2% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	3,228,990
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42	6/19 at 100.00	AA	3,816,960
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,568,472
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,082,153
10,780	Total North Carolina			11,696,575
	North Dakota – 0.6% (0.4% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	1,742,355
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/25	7/16 at 100.00	BBB–	2,403,298
3,850	Total North Dakota			4,145,653
	Ohio – 7.2% (4.8% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A, 5.250%, 2/15/43	2/18 at 100.00	A1	10,855,200
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B–	1,521,115
5,700	5.875%, 6/01/30	6/17 at 100.00	B	4,775,574
9,135	5.750%, 6/01/34	6/17 at 100.00	B	7,509,792
3,920	6.000%, 6/01/42	6/17 at 100.00	B+	3,221,142
6,080	5.875%, 6/01/47	6/17 at 100.00	B	5,009,190
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	5,706,576
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	7,925,892
50,270	Total Ohio			46,524,481
	Oklahoma – 2.8% (1.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,101,800
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,780,827
12,600	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007, 5.000%, 2/15/42	2/17 at 100.00	A+	12,887,154
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%, 1/01/47 – FGIC Insured	1/17 at 100.00	AA–	2,010,000
17,275	Total Oklahoma			17,779,781
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%, 10/01/36	10/17 at 100.00	A	3,095,370

Nuveen Investments	47

NMA	Nuveen Municipal Advantage Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania – 5.7% (3.8% of Total Investments)
$5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	$5,662,150
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	1,294,175
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30	8/15 at 100.00	AA	7,495,470
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,505,400
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	1,765,138
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 5.000%, 12/01/34	No Opt. Call	AA	5,513,267
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 – AMBAC Insured	12/14 at 100.00	A+	2,669,524
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30	5/20 at 100.00	AA	10,880,099
34,340	Total Pennsylvania			36,785,223
	Puerto Rico – 4.8% (3.2% of Total Investments)
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB	3,618,300
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
215	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Ba2	193,861
10,070	5.250%, 7/01/39 – FGIC Insured	No Opt. Call	BB+	5,894,978
1,455	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.000%, 7/01/28 – CIFG Insured	7/14 at 100.00	BB+	927,475
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	7,975,500
2,105	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/37	2/20 at 100.00	A+	1,592,411
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	6,659,536
3,975	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	AA–	4,061,973
42,130	Total Puerto Rico			30,924,034
	Rhode Island – 1.1% (0.7% of Total Investments)
650	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured	7/14 at 100.00	AA–	652,444
6,280	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 50A, 4.650%, 10/01/34	10/14 at 100.00	AA+	6,297,082
6,930	Total Rhode Island			6,949,526
	South Carolina – 2.2% (1.5% of Total Investments)
5,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/29 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	5,149,000
2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,136,091
3,100	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA– (4)	3,112,896
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/23 – FGIC Insured	No Opt. Call	AA–	920,173
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,176,051
14,325	Total South Carolina			14,494,211

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Dakota – 0.5% (0.3% of Total Investments)
$2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/40	5/17 at 100.00	A+	$3,004,165
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/17 at 100.00	N/R	1,127,980
	Texas – 13.5% (9.0% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds, Series 2008, 5.000%, 2/15/38	2/17 at 100.00	AAA	6,012,676
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company, Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	6,569,460
2,075	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A2 (4)	2,207,468
925	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 – AMBAC Insured	9/15 at 100.00	A+	973,276
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,179,620
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,106,200
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	20,267
2,080	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,109,536
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/26	8/16 at 60.73	Aaa	2,422,670
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51	10/23 at 100.00	AA+	10,781,300
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	5,460,700
2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.375%, 8/15/35	2/16 at 100.00	BBB–	2,583,431
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006, 5.000%, 8/01/29	8/16 at 100.00	AAA	6,575,824
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured	8/15 at 35.34	AA–	3,233,370
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2007, 0.000%, 8/15/14	No Opt. Call	AAA	1,099,604
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/39	8/17 at 27.35	AAA	3,450,184
3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	3,809,027
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	2,922,460
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	7,967,610
8,235	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	8,586,056
2,500	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	2,572,475
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,334,348
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/21 (Pre-refunded 8/15/15)	8/15 at 74.57	AAA	2,229,000
101,900	Total Texas			87,206,562

Nuveen Investments	49

NMA	Nuveen Municipal Advantage Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 0.5% (0.3% of Total Investments)
$3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	$3,168,720
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,628,947
	Virginia – 2.2% (1.5% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,301,076
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
5,100	5.125%, 7/01/49	No Opt. Call	BBB–	5,232,855
1,000	5.000%, 7/01/52	No Opt. Call	BBB–	1,013,150
1,085	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	357,204
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46	6/17 at 100.00	B–	2,114,413
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,981,679
15,050	Total Virginia			14,000,377
	Washington – 1.1% (0.7% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	8/14 at 100.00	AAA	1,274,767
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,680,818
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,173,340
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	1,037,196
7,155	Total Washington			7,166,121
	Wisconsin – 0.7% (0.4% of Total Investments)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	576,097
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	3,640,980
3,565	Total Wisconsin			4,217,077
$1,100,228	Total Municipal Bonds (cost $920,484,753)			963,518,376

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$218	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$39,291
60	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	8,089
$278	Total Corporate Bonds (cost $16,683)				47,380
	Total Long-Term Investments – (cost $920,501,436)				963,565,756

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.3% (0.2% of Total Investments)
	Virginia – 0.3% (0.2% of Total Investments)
$2,040	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2006B, 5.000%, 8/01/14	No Opt. Call	AA+	$2,065,047
	Total Short-term Investments (cost $2,065,047)			2,065,047
	Total Investments (cost $922,566,483) – 149.5%			965,630,803
	Floating Rate Obligations – (5.9)%			(37,988,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.0)% (9)			(296,800,000)
	Other Assets Less Liabilities – 2.4%			15,028,807
	Net Assets Applicable to Common Shares – 100%			$645,871,277

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	51

NMO
Nuveen Municipal Market Opportunity Fund, Inc.
Portfolio of Investments
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 154.8% (99.7% of Total Investments)
	Alabama – 0.7% (0.5% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	$1,852,560
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	2,385,710
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	215,718
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	270,473
4,420	Total Alabama			4,724,461
	Alaska – 3.5% (2.3% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	1,158,525
1,275	5.250%, 12/01/41 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	1,312,995
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%, 12/01/30 – NPFG Insured	6/15 at 100.00	AA+	7,415,800
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
5,000	5.000%, 6/01/32	6/14 at 100.00	B2	4,006,750
13,025	5.000%, 6/01/46	6/14 at 100.00	B2	9,518,670
27,425	Total Alaska			23,412,740
	Arizona – 0.9% (0.6% of Total Investments)
3,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	3,124,950
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured	No Opt. Call	AA	2,601,775
5,500	Total Arizona			5,726,725
	California – 25.6% (16.5% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	Aa3	1,703,645
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,791,875
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,738,700
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	Aa1	3,421,920
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BB–	6,561,087
5,000	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF, 5.000%, 12/01/29	12/18 at 100.00	AAA	5,744,150
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	367,929
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A2	1,750,473
2,000	California State, General Obligation Bonds, Various Purpose Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AA+	2,052,220
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	A1	7,996,170
4,250	5.250%, 11/01/40	11/20 at 100.00	A1	4,727,530

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured (UB)	3/16 at 100.00	AA–	$25,977,500
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	2,698,150
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	9,204,750
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,760,103
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	5,298,122
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
13,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	8,566,290
3,485	5.000%, 6/01/45	6/15 at 100.00	A2	3,489,391
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
6,800	4.500%, 6/01/27	6/17 at 100.00	B	5,970,060
1,640	5.000%, 6/01/33	6/17 at 100.00	B	1,317,510
1,000	5.125%, 6/01/47	6/17 at 100.00	B	762,150
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,074,550
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	773,955
3,500	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,679,235
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	7/14 at 100.00	N/R (4)	491,789
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	7/14 at 100.00	Aa3 (4)	999,269
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-2, 5.000%, 7/01/22 – AGM Insured	7/15 at 100.00	AA	2,635,250
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	632,745
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	2,855,468
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	AA	5,190,220
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29	No Opt. Call	AA	1,268,100
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	AA	553,980
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30	11/20 at 100.00	Ba1	5,064,300
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	1,342,160
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	4,949,207
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	2,013,040
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	AA–	2,534,350
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	AA+ (4)	3,360,186

Nuveen Investments	53

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
$5,000	5.650%, 1/15/17 – NPFG Insured	7/14 at 102.00	AA–	$5,106,100
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	7,544,420
925	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	Aa1	445,767
4,075	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 0.000%, 9/01/28 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 50.47	Aa1 (4)	2,050,051
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2006A, 5.000%, 8/01/27 – AGM Insured	8/16 at 102.00	AA	8,043,142
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/25 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 61.27	AA (4)	2,947,351
220,460	Total California			170,454,360
	Colorado – 8.1% (5.2% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,086,779
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	11,701,872
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,331,185
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	4,602,322
9,945	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	4,361,380
16,060	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	5,710,294
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	1,930,818
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	AA–	5,178,887
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	AA–	2,276,188
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	2,934,800
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	11,158,000
91,090	Total Colorado			54,272,525
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	10,131,200
	Florida – 5.7% (3.7% of Total Investments)
1,275	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured	No Opt. Call	AA–	1,358,360
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%, 7/01/21 – AMBAC Insured	7/17 at 100.00	Aa3	2,328,914
2,130	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust 1191, 8.805%, 1/01/27 (Alternative Minimum Tax) (IF)	1/17 at 100.00	AA+	2,253,817
3,235	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges and Causeway Project, Series 2005B, 5.000%, 10/01/30 – CIFG Insured	10/15 at 100.00	AA	3,379,378
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	2,716,425
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/26	10/20 at 100.00	A	3,360,450
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	AA	2,451,476

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/15 at 100.00	AA–	$2,483,273
2,000	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aa2 (4)	2,024,560
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	2,527,008
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,428,034
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured	11/17 at 100.00	AA	4,218,720
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/37	8/17 at 100.00	AA	3,626,945
36,040	Total Florida			38,157,360
	Georgia – 1.6% (1.0% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	10,515,800
	Guam – 0.0% (0.0% of Total Investments)
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	177,314
	Illinois – 17.2% (11.1% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	1,943,363
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	A+	1,455,815
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	3,774,622
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,126,290
1,615	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)	7/14 at 100.00	AA	1,616,583
2,355	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.250%, 1/01/26 – NPFG Insured	1/16 at 100.00	AA–	2,484,972
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/14 at 100.00	AA+	4,003,280
5,050	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,124,841
4,620	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	7/14 at 100.00	AA–	4,635,708
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,604,171
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	10,577,700
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	3,125,698
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,902,950
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,179,820
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	6,009,257
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	2,080,753
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,483,280
3,200	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 5.000%, 5/15/24 – AGM Insured	5/18 at 100.00	AA	3,412,672

Nuveen Investments	55

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	$5,742,141
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	2,952,806
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	A1	7,068,828
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	A1	4,195,125
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	AAA	2,379,769
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	6,324,305
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,777,110
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	1,012,044
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	3,309,253
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA	2,200,806
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 – NPFG Insured	3/17 at 100.00	AA–	3,251,730
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA	2,882,535
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	A	2,207,220
3,330	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,481,949
132,730	Total Illinois			114,327,396
	Indiana – 3.3% (2.1% of Total Investments)
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	4,263,337
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 4.000%, 5/01/35	5/23 at 100.00	A	4,669,050
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,084,563
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	Aa2	6,559,620
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	2,628,900
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured	7/15 at 100.00	AA+ (4)	2,000,111
21,470	Total Indiana			22,205,581
	Iowa – 1.9% (1.3% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.000%, 7/01/19	7/16 at 100.00	BB+	999,992
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.500%, 12/01/22	12/18 at 100.00	BB–	7,386,823
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	4,558,900
13,225	Total Iowa			12,945,715

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kansas – 1.5% (1.0% of Total Investments)
$3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	$3,367,740
3,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	3,776,663
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	606,954
3,275	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	2,261,879
10,625	Total Kansas			10,013,236
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	1,029,610
	Louisiana – 0.2% (0.2% of Total Investments)
1,635	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	AA– (4)	1,648,538
	Maryland – 2.1% (1.3% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	4,432,888
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,727,775
6,500	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2010A, 5.000%, 8/01/14	No Opt. Call	AAA	6,580,860
13,410	Total Maryland			13,741,523
	Massachusetts – 1.5% (0.9% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	2,520,675
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	7/14 at 100.00	AA–	1,500,735
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,514,270
120	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	126,539
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	408,905
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	2,649,915
9,280	Total Massachusetts			9,721,039
	Michigan – 4.5% (2.9% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BB+	1,911,879
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 4.500%, 11/01/23	11/20 at 100.00	AA	3,119,070
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	2,825,444
2,435	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AA	2,434,951

Nuveen Investments	57

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	AA–	$1,002,360
725	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	AA–	727,523
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	3,904,120
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,661,550
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A2	5,366,750
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	2,918,576
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,411,821
30,165	Total Michigan			30,284,044
	Minnesota – 0.5% (0.3% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	7/14 at 100.00	A	934,222
2,260	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds, Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured	11/15 at 103.00	AA	2,523,132
3,190	Total Minnesota			3,457,354
	Mississippi – 0.9% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/14 at 100.00	BBB	5,902,360
	Missouri – 3.0% (1.9% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,840,367
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,358,650
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	7,240,048
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,273,750
25,080	Total Missouri			19,712,815
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007, 5.000%, 2/01/35 – AMBAC Insured	2/17 at 100.00	A1	12,063,496
	Nevada – 5.0% (3.3% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,208,449
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	12,479,917
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AA–	898,678
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2008, 18.908%, 7/01/31 – BHAC Insured (IF) (5)	7/17 at 100.00	AA+	3,071,000
32,925	Total Nevada			33,658,044
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39	10/19 at 100.00	Baa1	3,215,640

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 3.5% (2.2% of Total Investments)
$1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	$1,163,085
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	AA–	2,569,941
3,200	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2009Z, 5.000%, 12/15/14	No Opt. Call	A1	3,298,048
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/37	1/17 at 35.47	BBB+	5,664,624
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B, 0.000%, 1/01/35 – AMBAC Insured	1/17 at 100.00	A+	4,986,948
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	1,976,130
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	998,052
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	2,362,920
37,225	Total New Jersey			23,019,748
	New York – 6.2% (4.0% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB–	1,193,290
2,460	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian Hospital Project, Series 2007, 5.250%, 8/15/26 (Pre-refunded 8/15/14) – AGM Insured	8/14 at 100.00	AA (4)	2,496,629
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	2,121,900
3,290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A–	3,505,429
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/26	11/22 at 100.00	A+	2,839,250
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	4,182,430
875	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	926,144
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	7/14 at 100.00	AA	5,023
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	7/14 at 100.00	AA	20,079
150	5.750%, 8/01/18	7/14 at 100.00	AA	150,683
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,215,600
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31	12/20 at 100.00	BBB	9,196,124
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	AA–	2,589,296
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	AA–	10,061,900
44,825	Total New York			41,503,777
	North Carolina – 4.4% (2.8% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	1,965,265
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2005A, 5.000%, 10/01/41	10/15 at 100.00	AA+	17,848,979

Nuveen Investments	59

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005, 5.250%, 1/01/20 – AMBAC Insured	1/16 at 100.00	A–	$3,228,990
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2007, 4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	4,071,520
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,082,153
27,800	Total North Carolina			29,196,907
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.000%, 11/01/28	11/21 at 100.00	A+	1,742,355
	Ohio – 9.4% (6.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,415	5.375%, 6/01/24	6/17 at 100.00	B–	3,846,525
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,158,122
1,695	5.875%, 6/01/30	6/17 at 100.00	B	1,420,105
6,215	5.750%, 6/01/34	6/17 at 100.00	B	5,109,289
4,300	6.000%, 6/01/42	6/17 at 100.00	B+	3,533,396
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,328,250
4,750	5.875%, 6/01/47	6/17 at 100.00	B	3,913,430
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	2,678,861
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A–	6,408,000
2,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA– (4)	2,008,840
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 4.250%, 12/01/32 – AGM Insured (UB)	12/16 at 100.00	AA+	10,049,600
2,435	Hamilton County Convention Facilities Authority, Ohio, Second Lien Revenue Bonds, Series 2004, 5.000%, 12/01/33 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (4)	2,445,251
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	6,183,320
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	8,452,050
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	3,918,780
64,450	Total Ohio			62,453,819
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38	8/18 at 100.00	AA–	1,780,827
	Pennsylvania – 6.3% (4.1% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39	8/19 at 100.00	Aa3	3,397,290
4,820	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/14 at 100.00	Ba1	4,821,687
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A, 0.000%, 12/01/34	12/20 at 100.00	AA	7,035,334
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	AA	3,349,933

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	$11,075,600
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	12,383,078
39,800	Total Pennsylvania			42,062,922
	Puerto Rico – 2.8% (1.8% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	AA–	966,300
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	7/14 at 100.00	AA–	4,285,595
12,425	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	9,909,559
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	3,082,986
525	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/40	8/21 at 100.00	AA–	429,802
22,560	Total Puerto Rico			18,674,242
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	7/14 at 100.00	BBB–	3,309,801
	South Carolina – 0.3% (0.2% of Total Investments)
1,900	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	1,928,063
	Tennessee – 0.3% (0.2% of Total Investments)
2,125	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	2,288,816
	Texas – 16.3% (10.5% of Total Investments)
5,080	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series 2005B, 5.000%, 7/01/35	7/15 at 100.00	AAA	5,313,223
1,210	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,271,045
1,635	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,736,517
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	AA–	470,050
15,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	15,484,949
2,005	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 5.750%, 1/01/31	1/21 at 100.00	Baa2	2,196,217
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,004,550
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	20,267
2,180	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,210,956
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,799,739
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,721,600

Nuveen Investments	61

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	$14,441,975
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	3,352,870
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	No Opt. Call	AA	2,319,400
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	686,017
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	2,714,880
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured	8/15 at 39.49	AA–	3,614,523
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 35.27	AAA	2,115,480
3,525	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds, Series 2007, 5.000%, 8/15/34	8/16 at 100.00	Aaa	3,814,438
1,845	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	No Opt. Call	Aaa	1,903,062
3,405	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)	2/15 at 100.00	N/R (4)	3,535,616
4,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation Series 2008I, 0.000%, 1/01/43	1/25 at 100.00	A2	4,552,920
2,125	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	1,180,013
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1760-3, 17.364%, 2/15/36 (IF)	2/17 at 100.00	AA	3,802,957
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	3,085,769
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	8,309,204
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,648,512
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31	No Opt. Call	AAA	2,860,475
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,144,950
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/34	8/15 at 36.81	AAA	1,744,550
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (Pre-refunded 8/15/15)	8/15 at 67.10	AAA	2,005,620
2,000	0.000%, 8/15/24 (Pre-refunded 8/15/15)	8/15 at 63.56	AAA	1,266,460
124,905	Total Texas			108,328,804
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,168,720
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	AA–	1,279,320
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Series 2006A., 4.500%, 8/01/23 – FGIC Insured	8/16 at 100.00	AA–	1,825,057
6,695	Total Utah			6,273,097

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 5.0% (3.2% of Total Investments)
$900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	$975,807
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA	22,419,550
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,565,125
19,400	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/44	No Opt. Call	BBB–	3,461,930
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,762,216
47,900	Total Virginia			33,184,628
	Washington – 3.0% (1.9% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured	No Opt. Call	AA–	2,909,087
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	3,158,130
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 – AGM Insured	5/18 at 100.00	AA	8,388,640
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	5,667,750
22,755	Total Washington			20,123,607
	West Virginia – 0.5% (0.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding and Improvement Series 2013A, 5.375%, 6/01/38	6/23 at 100.00	A	3,266,220
	Wisconsin – 2.4% (1.5% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 4.750%, 5/01/25	5/16 at 100.00	BBB	1,854,522
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,080,830
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,073,240
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,911,199
	5.750%, 5/01/33
13,900	Total Wisconsin			15,919,791
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	4,512,358
$1,190,830	Total Municipal Bonds (cost $975,812,037)			1,031,068,658

Nuveen Investments	63

NMO	Nuveen Municipal Market Opportunity Fund, Inc.
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Shares	Description (1)				Value
	COMMON STOCKS – 0.5% (0.3% of Total Investments)
	Airlines – 0.5% (0.3% of Total Investments)
93,589	American Airlines Group Inc., (6)				$3,282,166
	Total Common Stocks (cost $2,908,042)				3,282,166

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$643	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$115,651
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	23,809
$821	Total Corporate Bonds (cost $49,111)				139,460
	Total Long-Term Investments (cost $978,769,190)				1,034,490,284
	Floating Rate Obligations – (5.2)%				(34,730,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (52.7)% (9)				(350,900,000)
	Other Assets Less Liabilities – 2.6%				17,342,664
	Net Assets Applicable to Common Shares – 100%				$666,202,948

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

64	Nuveen Investments

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 149.8% (99.9% of Total Investments)
	Alaska – 0.1% (0.1% of Total Investments)
$750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%, 12/01/34 (Pre-refunded 12/01/14) – FGIC Insured (UB)	12/14 at 100.00	AA+ (4)	$772,350
	Arizona – 3.3% (2.2% of Total Investments)
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	2,083,300
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,585,094
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,858,624
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	577,510
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,491,800
18,050	Total Arizona			19,596,328
	California – 14.9% (9.9% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	AA–	485,060
7,150	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	3,761,901
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38	4/23 at 100.00	A+	5,420,650
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42	11/16 at 100.00	AA–	3,455,927
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,292,700
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,727,530
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	AA–	2,428,335
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	7,228,855
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	7/14 at 100.00	A1	65,255
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured	8/17 at 100.00	AA	5,546,150
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C, 0.000%, 8/01/31 – NPFG Insured	8/17 at 49.41	Aa2	846,600
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A, 6.000%, 1/15/49	1/24 at 100.00	BBB–	3,240,240
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,855	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A2	1,305,735
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,220,890
10,730	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	10,752,533
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,030	4.500%, 6/01/27	6/17 at 100.00	B	4,416,089
12,805	5.000%, 6/01/33	6/17 at 100.00	B	10,287,025
1,000	5.125%, 6/01/47	6/17 at 100.00	B	762,150
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	1,074,550

Nuveen Investments	65

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	$2,855,468
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	2,158,720
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	2,112,820
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
2,350	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	AA–	1,023,026
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	4,932,890
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2003, 5.375%, 8/01/18 – NPFG Insured	7/14 at 100.00	AA–	576,311
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	1,413,754
110,565	Total California			88,391,164
	Colorado – 9.1% (6.1% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,103,940
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	A+	3,945,029
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	2,412,585
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	5,266,970
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	4,179,240
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	5,409,144
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	10,336,500
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 – NPFG Insured	No Opt. Call	AA–	18,310,200
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	AA–	3,213,750
122,055	Total Colorado			54,177,358
	Connecticut – 0.4% (0.3% of Total Investments)
3,820	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31	No Opt. Call	N/R	2,444,934
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA	603,180
	Florida – 9.0% (6.0% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%, 6/01/35 (UB)	6/15 at 101.00	AAA	15,656,100
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)	10/17 at 100.00	Baa1 (4)	2,858,450
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,786,412
2,620	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 (Pre-refunded 8/01/14) – AMBAC Insured	8/14 at 100.00	Aa2 (4)	2,652,174

66	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007:
$22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	$22,797,940
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,623,528
51,155	Total Florida			53,374,604
	Georgia – 2.1% (1.4% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	5,051,750
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	4,101,400
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37	2/20 at 100.00	AA–	3,186,390
13,000	Total Georgia			12,339,540
	Idaho – 0.0% (0.0% of Total Investments)
60	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)	7/14 at 100.00	AAA	61,253
90	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)	7/14 at 100.00	Aa2	91,474
80	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)	7/14 at 100.00	Aaa	80,187
230	Total Idaho			232,914
	Illinois – 24.6% (16.4% of Total Investments)
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured	No Opt. Call	AA–	998,204
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	8,165,603
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
450	5.500%, 12/20/19 (Alternative Minimum Tax)	10/14 at 100.00	AA–	450,905
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/14 at 100.00	AA–	1,211,319
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/14 at 100.00	AA–	1,926,309
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured	1/15 at 100.00	AA–	5,447,627
3,465	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	3,612,020
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 – FGIC Insured	No Opt. Call	AA–	1,146,330
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	AA–	25,091,203
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa1	3,907,888
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,667,295
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%, 8/15/47 – AGC Insured (UB)	8/18 at 100.00	AA	2,066,480
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A	1,151,573
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A:
4,580	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	4,617,739
1,060	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	1,068,734
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,360,657

Nuveen Investments	67

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	$4,394,240
5,945	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	5,959,981
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 – FGIC Insured	1/15 at 100.00	AA	1,504,965
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1, 5.000%, 1/01/20 – AGM Insured	7/16 at 100.00	AA	2,180,060
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa3	1,598,660
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured	1/15 at 60.14	A1	6,650,212
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	1,666,590
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	9,102,240
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	9,191,260
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA GTY Insured	11/15 at 54.13	AA–	938,694
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	27,249,989
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,368,070
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AAA	1,338,961
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	3,639,967
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured	No Opt. Call	A2	2,254,725
154,730	Total Illinois			145,928,500
	Indiana – 3.3% (2.2% of Total Investments)
4,495	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38	12/19 at 100.00	Aa2	4,914,249
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,092,680
3,400	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Tender Option Bond Trust 1847, 7.812%, 1/01/25 (Alternative Minimum Tax) (IF)	1/17 at 100.00	Aaa	3,520,564
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	9,122,283
18,570	Total Indiana			19,649,776
	Iowa – 1.6% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	1,339,526
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	2,058,525
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,998,930
10,755	Total Iowa			9,396,981
	Kansas – 0.3% (0.2% of Total Investments)
2,445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	1,688,639

68	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 0.3% (0.2% of Total Investments)
$2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43	7/31 at 100.00	Baa3	$1,629,848
	Louisiana – 2.8% (1.9% of Total Investments)
1,725	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Ba3	1,800,503
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	9,289,080
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	5,611,835
16,170	Total Louisiana			16,701,418
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	BBB–	1,137,129
	Massachusetts – 3.9% (2.6% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5)	9/14 at 100.00	N/R	471,211
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/19 – AGC Insured	10/15 at 100.00	AA	4,576,659
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/33	7/18 at 100.00	A–	647,478
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	2,446,924
2,785	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,885,789
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)	9/14 at 100.00	AA–	820,607
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,514,270
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	168,718
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	546,976
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,531,449
3,775	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2009A, 5.000%, 5/15/15	No Opt. Call	AA+	3,965,902
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	836,671
23,485	Total Massachusetts			23,412,654
	Michigan – 3.9% (2.6% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BB+	863,804
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	5,792,160
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/23 – AGM Insured	7/14 at 100.00	AA	2,499,950
1,550	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 – BHAC Insured	7/18 at 100.00	AA+	1,588,115
3,215	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%, 7/01/18 – NPFG Insured	7/16 at 100.00	AA–	3,226,188

Nuveen Investments	69

NAD	Nuveen Dividend Advantage Municipal Fund
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C, 5.000%, 7/01/17 – FGIC Insured	7/15 at 100.00	AA–	$1,003,510
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	3,904,120
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	No Opt. Call	AA	2,821,925
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,411,821
22,800	Total Michigan			23,111,593
	Minnesota – 1.8% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28	11/18 at 100.00	A	7,575,413
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured	1/15 at 100.00	AA–	3,081,150
9,375	Total Minnesota			10,656,563
	Missouri – 2.1% (1.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,157,370
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,633,300
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	5,793,083
17,545	Total Missouri			12,583,753
	Nevada – 5.5% (3.7% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,472,300
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	10,350,896
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 2008, Trust 2633, 19.185%, 7/01/31 – BHAC Insured (IF) (6)	7/17 at 100.00	AA+	4,606,500
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	1,703,550
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,626,150
29,925	Total Nevada			32,759,396
	New Jersey – 4.1% (2.7% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,163,085
6,850	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 5.750%, 12/01/15 (ETM)	No Opt. Call	N/R (4)	7,453,211
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	A1	4,701,240
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A1	10,417,400
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	625,153
32,520	Total New Jersey			24,360,089
	New Mexico – 0.6% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured	7/14 at 100.00	AA	3,757,602
	New York – 10.1% (6.7% of Total Investments)
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds, Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured	8/14 at 100.00	AA–	7,531,350

70	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	$1,167,045
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	6,608,280
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	5,606,716
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)	12/14 at 100.00	AAA	5,142,650
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB) (6)	10/14 at 100.00	AAA	8,981,368
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	5,495,850
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,215,600
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,223,300
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,841,826
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	AA–	10,016,100
56,825	Total New York			59,830,085
	North Carolina – 1.6% (1.1% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured	1/18 at 100.00	AA–	1,666,515
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	3,961,561
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,694,100
8,730	Total North Carolina			9,322,176
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	4,571,963
	Ohio – 5.9% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,585,657
210	5.125%, 6/01/24	6/17 at 100.00	B–	181,497
5,155	5.875%, 6/01/30	6/17 at 100.00	B	4,318,962
1,890	5.750%, 6/01/34	6/17 at 100.00	B	1,553,750
1,000	6.500%, 6/01/47	6/17 at 100.00	B	885,500
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,237,848
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	5,284,505
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A–	6,408,000
2,400	Hamilton County Convention Facilities Authority, Ohio, Second Lien Revenue Bonds, Series 2004, 5.000%, 12/01/33 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA (4)	2,410,104
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	7/14 at 100.00	A+	3,659,089
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,124,240

Nuveen Investments	71

NAD	Nuveen Dividend Advantage Municipal Fund
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
$1,500	5.250%, 2/15/39	2/23 at 100.00	A+	$1,650,000
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	1,959,390
520	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/14 at 100.00	Aa1	522,267
37,055	Total Ohio			34,780,809
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,101,800
	Pennsylvania – 2.8% (1.9% of Total Investments)
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	1,294,175
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A, 4.650%, 10/01/31 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	1,505,400
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	8,238,294
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	5,537,800
15,950	Total Pennsylvania			16,575,669
	Puerto Rico – 3.5% (2.3% of Total Investments)
1,045	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds, Series 2003, 5.250%, 7/01/17 – FGIC Insured	7/14 at 100.00	BB+	787,063
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	7/14 at 100.00	AA–	4,285,595
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/42 – FGIC Insured	No Opt. Call	BB+	883,993
12,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	9,969,374
2,105	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/37	2/20 at 100.00	A+	1,592,411
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	3,082,986
37,105	Total Puerto Rico			20,601,422
	Rhode Island – 2.9% (1.9% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	AA–	3,012,030
1,428	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond Program, Series 2008, Trust 1177, 9.617%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,534,329
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.125%, 6/01/32	7/14 at 100.00	BBB+	12,499,875
16,928	Total Rhode Island			17,046,234
	South Carolina – 0.5% (0.3% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/27 – AGM Insured	11/14 at 100.00	AA	2,088,968
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	587,600
3,295	Total South Carolina			2,676,568
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	2,338,667

72	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 11.7% (7.8% of Total Investments)
$2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)	7/14 at 100.00	C	$70,400
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,179,620
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34	8/15 at 100.00	AAA	1,276,297
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)	8/15 at 100.00	N/R (4)	1,731,207
2,820	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	2,911,171
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	No Opt. Call	A+	3,097,500
15	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33	No Opt. Call	AAA	15,200
2,085	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,114,607
730	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/30 – NPFG Insured	No Opt. Call	AA–	277,656
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	1,699,315
245	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Senior Lien Series 1998A, 5.000%, 11/15/28 – NPFG Insured	7/14 at 100.00	AA–	245,071
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A, 5.125%, 11/15/32 – AGC Insured	No Opt. Call	AA	4,487,280
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,435,293
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	5,153,652
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured	8/15 at 37.33	AA–	3,413,542
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/38	8/14 at 26.50	AAA	8,671,671
1,845	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	No Opt. Call	Aaa	1,903,062
3,405	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)	2/15 at 100.00	N/R (4)	3,535,616
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	1,037,800
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1760-3, 17.364%, 2/15/36 (IF)	2/17 at 100.00	AA	3,802,957
8,230	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	8,580,845
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	5,144,950
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2005, 0.000%, 8/15/35	8/15 at 34.92	AAA	2,317,210
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,345,280
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,115,390
116,045	Total Texas			69,562,592
	Utah – 0.0% (0.0% of Total Investments)
70	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative Minimum Tax)	7/14 at 100.00	AAA	70,218

Nuveen Investments	73

NAD	Nuveen Dividend Advantage Municipal Fund
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 2.3% (1.5% of Total Investments)
$1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42	10/17 at 100.00	BBB	$1,531,740
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	1,626,345
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Refunding Bonds, Novant Health Obligated Group-Prince William Hospital, Series 2013B, 5.000%, 11/01/46	11/22 at 100.00	AA–	3,141,720
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,500	5.125%, 7/01/49	No Opt. Call	BBB–	2,565,125
3,455	5.000%, 7/01/52	No Opt. Call	BBB–	3,500,433
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
2,900	0.000%, 7/01/34	No Opt. Call	BBB–	954,738
1,050	0.000%, 7/01/35	No Opt. Call	BBB–	323,631
15,905	Total Virginia			13,643,732
	Washington – 7.0% (4.7% of Total Investments)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA	4,405,800
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33	7/19 at 100.00	A	2,173,340
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	AA+	3,223,705
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,927,007
18,470	0.000%, 1/01/21	No Opt. Call	AA+	16,046,550
45,470	Total Washington			41,776,402
	Wisconsin – 6.1% (4.1% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded 11/01/14) – AGM Insured	11/14 at 100.00	Aa2 (4)	1,731,185
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	570,998
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 2006A, 5.000%, 11/15/36	11/16 at 100.00	AA+	7,855,305
950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	1,021,896
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29	2/20 at 100.00	AA–	4,747,758
1,965	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 6.100%, 5/01/34	7/14 at 100.00	BBB	1,973,371
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,314,938
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – AMBAC Insured	7/15 at 100.00	AA+	3,124,620
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,650	6.000%, 5/01/36	5/19 at 100.00	AA–	7,788,879
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	6,020,091
33,115	Total Wisconsin			36,149,041
$1,061,108	Total Municipal Bonds (cost $845,731,945)			888,753,691

74	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$255	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$45,923
71	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	9,454
$326	Total Corporate Bonds (cost $19,500)				55,377

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$141,080
32,524	Invesco Quality Municipal Income Trust				391,589
	Total Investment Companies (cost $530,611)				532,669
	Total Long-Term Investments (cost $846,282,056)				889,341,737
	Floating Rate Obligations – (7.2)%				(42,810,000)
	Variable Rate MuniFund Preferred Shares, at Liquidation Value – (44.7%) (10)				(265,000,000)
	Other Assets Less Liabilities – 2.0%				11,857,033
	Net Assets Applicable to Common Shares – 100%				$593,388,770

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)
A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	75

NXZ
Nuveen Dividend Advantage Municipal Fund 2
Portfolio of Investments
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.7% (100.0% of Total Investments)
	Alabama – 0.5% (0.3% of Total Investments)
$2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/39	11/16 at 100.00	AA+	$2,084,729
	Alaska – 0.9% (0.6% of Total Investments)
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,489,253
2,285	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B2	1,669,878
4,575	Total Alaska			4,159,131
	Arizona – 1.8% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A+	4,687,425
2,905	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2008A, 5.000%, 1/01/33	No Opt. Call	Aa1	3,196,081
7,405	Total Arizona			7,883,506
	California – 23.5% (16.1% of Total Investments)
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36	6/17 at 100.00	BB	834,060
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B+	2,986,866
9,000	5.600%, 6/01/36	12/18 at 100.00	BB–	7,527,060
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,173,106
4,000	California State, General Obligation Bonds, Various Purpose Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	AA+	4,104,440
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,727,530
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	A1	3,389,490
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	Aa1	3,097,720
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aaa	2,277,953
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	20,025,200
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
4,350	5.000%, 6/01/33	6/17 at 100.00	B	3,494,616
1,000	5.125%, 6/01/47	6/17 at 100.00	B	762,150
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	3,153,630
5,795	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/14 at 100.00	N/R	5,867,380
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43	8/35 at 100.00	AA	632,745
3,285	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured	9/16 at 100.00	AA	3,545,698

76	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA–	$7,070,787
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	4,383,600
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,256,885
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	2,013,040
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	1,829,728
3,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured	8/15 at 101.00	Aa2	3,169,230
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	A1	1,739,424
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election 2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured	8/18 at 53.32	AA	1,929,958
12,705	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	4,525,521
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured (Alternative Minimum Tax)	3/17 at 100.00	A2	5,294,500
1,930	San Mateo County Transit District, California, Sales Tax Revenue Bonds, Series 2005A, 5.000%, 6/01/29 – NPFG Insured	6/15 at 100.00	AA	2,016,329
128,080	Total California			105,828,646
	Colorado – 9.5% (6.5% of Total Investments)
4,445	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	4,787,665
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	4,179,240
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2007, 5.250%, 5/15/42	5/17 at 100.00	BBB+	2,034,760
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB+	3,331,185
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,631,452
	Denver, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – NPFG Insured (UB)	11/16 at 100.00	AA–	5,909,601
4,335	5.000%, 11/15/25 – NPFG Insured (UB)	11/16 at 100.00	AA–	4,757,793
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	BBB	2,258,700
8,135	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	3,863,556
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured	12/14 at 100.00	AA (4)	777,846
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25 (Pre-refunded 6/01/14)	6/14 at 100.00	N/R (4)	1,006,770
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	1,048,522
5,000	Thornton, Colorado, Water Enterprise Revenue Bonds, Series 2004, 5.000%, 12/01/34 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AA (4)	5,142,800
52,545	Total Colorado			42,729,890

Nuveen Investments	77

NXZ	Nuveen Dividend Advantage Municipal Fund 2
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut – 0.9% (0.6% of Total Investments)
$3,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	$3,907,836
	District of Columbia – 1.2% (0.8% of Total Investments)
455	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24	5/14 at 100.00	A1	454,959
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	A1	5,065,600
5,455	Total District of Columbia			5,520,559
	Florida – 5.8% (4.0% of Total Investments)
2,000	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA–	2,079,680
3,405	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/14 – AMBAC Insured	No Opt. Call	AA+	3,460,808
1,100	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series 2007A, 5.000%, 10/01/14 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,122,649
2,600	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%, 11/01/30 – NPFG Insured	11/15 at 100.00	AA	2,644,746
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	2,527,008
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%, 10/01/29 – FGIC Insured	No Opt. Call	AA–	5,428,034
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007:
2,000	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	2,058,580
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	1,533,615
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	5,353,650
25,090	Total Florida			26,208,770
	Georgia – 3.1% (2.1% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	2,103,980
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	1,653,200
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,124,260
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,226,100
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	2,761,025
13,500	Total Georgia			13,868,565
	Idaho – 1.2% (0.8% of Total Investments)
5,360	Pocatello Development Authority, Idaho, Revenue Allocation Tax Increment Bonds, Series 2004A, 6.000%, 8/01/28 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (4)	5,439,221
	Illinois – 16.8% (11.5% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2006A, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	3,251,259
3,365	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)	6/14 at 100.00	AA	3,368,870
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	1,773,350

78	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%, 1/01/31 – AGM Insured	1/16 at 100.00	AA	$3,006,510
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2007B, 0.000%, 12/01/24	12/16 at 69.01	AAA	2,205,067
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,604,171
5,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	5,234,450
1,000	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007, 5.000%, 3/15/26	No Opt. Call	AA–	1,087,400
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/32 – NPFG Insured	5/17 at 100.00	AA–	10,478,584
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.250%, 8/15/20 – AGC Insured	8/15 at 100.00	AA	1,035,890
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	2,777,850
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (UB) (5)	2/21 at 100.00	AA–	2,698,575
6,920	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	6,937,438
1,565	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2, 5.050%, 8/01/27 (Alternative Minimum Tax)	2/16 at 100.00	AA	1,594,344
2,925	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/22	No Opt. Call	A–	3,348,979
1,955	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	2,065,379
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa3	1,795,850
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
8,200	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	3,849,900
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	3,228,500
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 2002B, 5.550%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	2,753,475
3,256	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	3,067,152
1,890	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AA	2,314,437
88,881	Total Illinois			75,477,430
	Indiana – 4.0% (2.8% of Total Investments)
2,640	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	2,684,510
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.500%, 9/15/31	9/14 at 100.00	BBB	2,296,193
840	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured	No Opt. Call	AA	874,541
2,305	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A	2,411,814
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	AA–	5,447,081
2,470	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	1,739,769
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured	7/15 at 100.00	AA+ (4)	2,000,111

Nuveen Investments	79

NXZ	Nuveen Dividend Advantage Municipal Fund 2
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 1999, 5.800%, 2/15/24 (6)	8/14 at 100.00	N/R	$653,127
23,720	Total Indiana			18,107,146
	Iowa – 1.5% (1.0% of Total Investments)
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB–	1,003,390
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	5,780,685
7,340	Total Iowa			6,784,075
	Kansas – 1.0% (0.7% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	2,245,160
3,275	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	2,261,879
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
5,275	Total Kansas			4,507,039
	Kentucky – 0.2% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	1,029,610
	Louisiana – 1.4% (1.0% of Total Investments)
3,960	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – NPFG Insured (UB)	5/16 at 100.00	Aa1	4,081,334
2,305	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2002, 5.000%, 6/01/21 – NPFG Insured	No Opt. Call	AA–	2,309,725
6,265	Total Louisiana			6,391,059
	Massachusetts – 2.4% (1.7% of Total Investments)
2,500	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 – AMBAC Insured	7/14 at 100.00	A–	2,509,300
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	1,604,610
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	AA+	2,514,270
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	168,718
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	546,976
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,531,449
10,280	Total Massachusetts			10,875,323
	Michigan – 7.1% (4.9% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Series 2013:
1,085	6.000%, 10/01/33	10/23 at 100.00	N/R	885,610
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	985,900
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BB+	863,804
1,075	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	970,714
3,135	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 1998B Remarketed, 5.250%, 7/01/22 – NPFG Insured	7/17 at 100.00	AA–	3,119,356

80	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$6,460	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%, 7/01/32 – AGM Insured	7/14 at 100.00	AA	$6,305,154
4,375	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	AA–	4,224,063
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.750%, 7/01/37	7/21 at 100.00	B1	1,986,400
3,500	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA	3,414,215
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2010, 5.500%, 5/15/36	5/20 at 100.00	A2	7,285,026
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)	12/15 at 100.00	AA–	1,964,547
32,595	Total Michigan			32,004,789
	Minnesota – 1.6% (1.1% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	5,872,700
1,200	Minnesota State, General Obligation Bonds, Series 2007, 5.000%, 8/01/14	No Opt. Call	AA+	1,214,928
6,200	Total Minnesota			7,087,628
	Missouri – 0.7% (0.5% of Total Investments)
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
1,325	4.500%, 12/15/23 – NPFG Insured	12/16 at 100.00	AA–	1,415,908
1,475	4.500%, 12/15/26 – NPFG Insured	12/16 at 100.00	AA–	1,580,566
2,800	Total Missouri			2,996,474
	Nevada – 2.8% (1.9% of Total Investments)
1,405	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2005A, 5.000%, 7/01/40 – AMBAC Insured	7/15 at 100.00	Aa2	1,460,694
5,065	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2004A-2, 5.000%, 7/01/36 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA– (4)	5,106,128
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West, Tender Option Bond Trust 2633, 19.185%, 7/01/31 – BHAC Insured (IF) (5)	7/17 at 100.00	AA+	2,456,800
1,455	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%, 6/01/24 – FGIC Insured	6/15 at 100.00	AA+	1,524,476
1,750	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.908%, 7/01/31 – BHAC Insured (IF) (5)	7/17 at 100.00	AA+	2,149,700
11,675	Total Nevada			12,697,798
	New Jersey – 0.7% (0.5% of Total Investments)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	AA–	2,569,941
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	643,572
3,150	Total New Jersey			3,213,513
	New York – 7.6% (5.2% of Total Investments)
12,020	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46	No Opt. Call	BBB–	1,906,132
4,160	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	4,413,552
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B, 4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA	13,032,064
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/14 at 100.00	N/R	5,296,200

Nuveen Investments	81

NXZ	Nuveen Dividend Advantage Municipal Fund 2
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	$5,495,850
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	No Opt. Call	A+	2,215,600
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	1,841,826
42,650	Total New York			34,201,224
	North Carolina – 2.1% (1.5% of Total Investments)
3,200	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, 5.000%, 10/01/41	No Opt. Call	AA+	3,446,048
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	AA–	3,585,450
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured	11/16 at 100.00	AA+	2,563,076
8,875	Total North Carolina			9,594,574
	North Dakota – 0.7% (0.5% of Total Investments)
3,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/29	12/21 at 100.00	A–	3,152,430
	Ohio – 3.3% (2.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
655	5.375%, 6/01/24	6/17 at 100.00	B–	570,662
500	5.125%, 6/01/24	6/17 at 100.00	B–	432,135
4,115	5.875%, 6/01/30	6/17 at 100.00	B	3,447,629
10,000	5.750%, 6/01/34	6/17 at 100.00	B	8,220,900
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,328,250
1,000	5.875%, 6/01/47	6/17 at 100.00	B	823,880
17,770	Total Ohio			14,823,456
	Oklahoma – 1.1% (0.8% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	1,101,800
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,923,010
4,500	Total Oklahoma			5,024,810
	Pennsylvania – 0.8% (0.5% of Total Investments)
3,475	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA	3,597,807
	Puerto Rico – 3.1% (2.1% of Total Investments)
1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	BB+	921,750
5,020	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	4,003,701
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+	6,659,536
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	2,155,200
6,150	0.000%, 8/01/56	No Opt. Call	AA–	352,887
51,980	Total Puerto Rico			14,093,074
	Rhode Island – 0.7% (0.5% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A, 4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)	7/15 at 100.00	AA–	3,012,030

82	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 4.0% (2.7% of Total Investments)
$2,500	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Series 2004A, 5.250%, 11/01/23 – AGM Insured	11/14 at 100.00	AA	$2,554,900
2,000	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	AA– (4)	2,029,540
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	10,756,743
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	2,613,645
31,630	Total South Carolina			17,954,828
	Texas – 26.7% (18.3% of Total Investments)
4,000	Board of Regents, University of Texas System, Financing System Revenue Refunding Bonds, Series 2006B, 5.000%, 8/15/31	8/16 at 100.00	AAA	4,328,440
10,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%, 1/01/45 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	10,323,300
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%, 1/01/41	1/21 at 100.00	Baa2	1,382,750
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	6,053,940
7,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51	10/23 at 100.00	AA+	7,546,910
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	7/14 at 100.00	BB+	10,012,600
4,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	AA+	4,368,560
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	AA–	450,643
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	AA–	1,221,366
31,170	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Junior Lien Series 2001B, 5.250%, 11/15/40 – NPFG Insured	5/14 at 100.00	AA–	31,178,416
40,000	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	AA–	8,288,000
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	No Opt. Call	AA	2,319,400
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,292,800
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,373,336
4,285	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 5.000%, 8/15/37	8/16 at 100.00	AAA	4,627,757
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	5,553,000
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue Bonds, Tender Option Bond Trust 1760-3, 17.364%, 2/15/36 (IF)	2/17 at 100.00	AA	3,802,957
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	Aa3	3,085,769
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/29	No Opt. Call	A3	5,213,150
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,224,498
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/28 – AMBAC Insured	8/14 at 43.53	A–	429,050
4,095	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/14 at 100.00	AAA	4,111,626
164,200	Total Texas			120,188,268

Nuveen Investments	83

NXZ	Nuveen Dividend Advantage Municipal Fund 2
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia – 1.5% (1.0% of Total Investments)
$600	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	No Opt. Call	A–	$650,538
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,565,125
1,335	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/33	No Opt. Call	BBB–	463,966
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,981,418
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	892,144
7,140	Total Virginia			6,553,191
	Washington – 1.6% (1.1% of Total Investments)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	4,031,370
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39	12/20 at 100.00	Baa3	3,076,857
6,720	Total Washington			7,108,227
	West Virginia – 2.2% (1.5% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38	12/20 at 100.00	Baa1	3,172,991
6,720	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series 2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	AA– (4)	6,856,752
9,670	Total West Virginia			10,029,743
	Wisconsin – 1.7% (1.2% of Total Investments)
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,314,938
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A2	2,594,150
3,690	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	3,772,507
7,440	Total Wisconsin			7,681,595
$808,921	Total Municipal Bonds (cost $615,913,134)			655,817,994

84	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$266	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$47,909
74	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	9,864
$340	Total Corporate Bonds (cost $20,344)				57,773
	Total Long-Term Investments (cost $615,933,478)				655,875,767
	Floating Rate Obligations – (4.3)%				(19,570,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.5)% (9)				(196,000,000)
	Other Assets Less Liabilities – 2.1%				9,901,972
	Net Assets Applicable to Common Shares – 100%				$450,207,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

See accompanying notes to financial statements.

Nuveen Investments	85

NZF
Nuveen Dividend Advantage Municipal Fund 3
Portfolio of Investments
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 141.1% (97.8% of Total Investments)
	MUNICIPAL BONDS – 140.5% (97.4% of Total Investments)
	Alabama – 0.6% (0.4% of Total Investments)
$3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36 (UB)	11/16 at 100.00	AA+	$3,603,775
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	6/14 at 100.00	B2	730,800
	Arizona – 2.3% (1.6% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151, 13.459%, 7/01/16 (IF)	No Opt. Call	AAA	4,516,497
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic Plaza Expansion Project, Series 2005A, 5.000%, 7/01/30 – FGIC Insured	7/15 at 100.00	AA	5,201,750
3,800	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	4,173,768
12,190	Total Arizona			13,892,015
	California – 14.1% (9.7% of Total Investments)
1,670	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. Remarketed, 5.250%, 11/15/40	11/21 at 100.00	AA–	1,853,466
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	3,905,070
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42 (UB)	11/16 at 100.00	AA–	3,005,154
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3175, 13.659%, 5/15/40 (IF)	5/18 at 100.00	AA–	7,094,518
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	AA	20,033
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,662,586
1,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	1,684,925
8,820	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA	8,838,522
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
900	5.000%, 6/01/33	6/17 at 100.00	B	723,024
11,865	5.125%, 6/01/47	6/17 at 100.00	B	9,042,910
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40	7/21 at 100.00	Aa2	8,334,970
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA	10,758,598
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	2,887,170
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27 (Alternative Minimum Tax)
12,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	9,505,800
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured	10/25 at 100.00	AA	3,791,750

86	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB–	$216,798
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,038,374
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Trust 1005, 13.816%, 8/01/41 (IF) (5)	8/21 at 100.00	AA+	3,776,610
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured	No Opt. Call	AA–	2,901,700
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 9/01/30 – NPFG Insured	No Opt. Call	Aaa	1,593,660
93,555	Total California			85,635,638
	Colorado – 4.3% (3.0% of Total Investments)
2,650	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.400%, 5/01/26	5/16 at 102.00	N/R	2,451,224
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	5,020,900
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,909,601
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,631,452
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,757,793
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	943,987
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,888,540
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25 (Pre-refunded 6/01/14)	6/14 at 100.00	N/R (4)	1,006,770
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	Aa3	688,092
25,230	Total Colorado			26,298,359
	Connecticut – 0.3% (0.2% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	1,558,470
	District of Columbia – 1.9% (1.2% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured	10/16 at 100.00	AA+	10,217,000
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Tender Option Bond Trust 1606, 11.656%, 10/01/30 – AMBAC Insured (IF) (5)	10/16 at 100.00	AA+	1,421,895
11,335	Total District of Columbia			11,638,895
	Florida – 3.3% (2.3% of Total Investments)
4,980	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,664,003
1,950	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	No Opt. Call	A	2,083,127
2,490	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A+	2,596,746
3,345	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	AA	3,579,585
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34 (WI/DD, Settling 5/21/14)	6/22 at 102.00	N/R	91,678
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)	8/17 at 100.00	AA	5,642,652
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	51,348

Nuveen Investments	87

NZF	Nuveen Dividend Advantage Municipal Fund 3
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	$119,580
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	37,646
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	1
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. Remarketed, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	10,131
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.650%, 5/01/40	5/17 at 100.00	N/R	202,256
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	276,621
19,455	Total Florida			20,355,374
	Georgia – 5.5% (3.8% of Total Investments)
15,205	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,019,411
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 (Pre-refunded1/01/15) – AGM Insured	1/15 at 100.00	AA (4)	1,032,470
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/29 (Pre-refunded 1/01/15) – AGM Insured	1/15 at 100.00	AA (4)	2,064,940
3,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.125%, 12/01/45	12/20 at 100.00	N/R	2,479,800
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42	7/17 at 100.00	N/R	1,833,620
8,150	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36	2/18 at 100.00	AAA	9,062,963
31,355	Total Georgia			33,493,204
	Guam – 0.1% (0.1% of Total Investments)
810	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	855,044
	Illinois – 16.4% (11.4% of Total Investments)
3,200	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	3,421,600
3,630	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series 2005A, 5.000%, 1/01/33 – FGIC Insured	1/16 at 100.00	AA–	3,784,021
4,855	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	4,986,910
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	2,388,986
7,500	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/17 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2 (4)	7,664,550
11,175	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	11,968,537
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program – Kankakee County, Series 2005B, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	Baa2 (4)	2,483,417
1,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	No Opt. Call	AA	1,042,840
5,805	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	6,335,693
4,125	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	Aa1	4,307,284
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	A–	1,729,872
1,000	5.250%, 2/01/33	2/24 at 100.00	A–	1,075,370
1,130	5.250%, 2/01/34	2/24 at 100.00	A–	1,210,513
1,000	5.000%, 2/01/39	2/24 at 100.00	A–	1,037,850

88	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	7/14 at 100.00	A–	$6,024,960
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 18.105%, 1/01/21 (IF) (5)	No Opt. Call	AA–	686,554
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	3,888,710
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	AAA	12,599,518
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	AAA	9,614,700
2,790	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,238,214
10,000	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AAA	10,285,000
134,005	Total Illinois			99,775,099
	Indiana – 7.5% (5.2% of Total Investments)
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series 2005B, 5.000%, 6/01/24	6/15 at 100.00	Aa3	4,328,178
4,310	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	4,507,053
5,370	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,579,484
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	7,027,563
10,925	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana, Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured	5/15 at 100.00	N/R (4)	11,452,568
7,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2004A, 5.000%, 1/01/32 – FGIC Insured	1/15 at 100.00	AA–	7,170,730
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	899,006
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,440,050
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,443,475
44,365	Total Indiana			45,848,107
	Iowa – 0.2% (0.2% of Total Investments)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
525	5.500%, 6/01/42	6/15 at 100.00	B+	446,581
1,000	5.625%, 6/01/46	6/15 at 100.00	B+	856,990
1,525	Total Iowa			1,303,571
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	947,260
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	931,510
2,000	Total Kansas			1,878,770
	Kentucky – 2.2% (1.5% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	1,027,050
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43	7/31 at 100.00	Baa3	814,924
2,295	0.000%, 7/01/46	7/31 at 100.00	Baa3	1,389,347

Nuveen Investments	89

NZF	Nuveen Dividend Advantage Municipal Fund 3
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	$3,336,348
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	674,624
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3	5,958,090
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A, 4.000%, 10/01/29	10/22 at 100.00	A	214,994
13,940	Total Kentucky			13,415,377
	Louisiana – 5.3% (3.7% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	BB+	2,107,780
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	3,333,960
10,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A	10,666,000
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	3,818,844
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41	5/21 at 100.00	Baa1	5,054,456
6,855	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	7,244,364
29,980	Total Louisiana			32,225,404
	Maryland – 0.7% (0.5% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B, 5.250%, 4/01/37	4/17 at 100.00	N/R	881,750
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	12/16 at 100.00	N/R	999,380
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	563,281
1,675	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2013A, 4.000%, 8/15/41	8/23 at 100.00	A2	1,549,007
5,230	Total Maryland			3,993,418
	Massachusetts – 4.2% (2.9% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/14 at 101.00	N/R	1,389,066
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	1,003,860
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,702,208
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	420,780
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	7/14 at 100.00	N/R	5,003,450
1,855	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30	8/15 at 100.00	AA+	1,956,079
3,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,186,270
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 – AGM Insured (UB) (5)	2/17 at 100.00	AA+	3,537,211

90	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$7,165	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	$7,646,488
24,860	Total Massachusetts			25,845,412
	Michigan – 6.8% (4.7% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	16,403,550
690	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BB+	673,475
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 5.000%, 8/15/38	8/17 at 100.00	N/R	1,988,720
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,063,121
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	Aa2	5,289,000
6,000	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A, 5.000%, 7/01/14	No Opt. Call	AAA	6,049,920
2,250	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	Aa3	2,466,765
650	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy Health Corporation, Series 1993P, 5.375%, 8/15/14 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	659,880
2,865	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	2,948,486
635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	Aa2	708,266
38,670	Total Michigan			41,251,183
	Minnesota – 1.2% (0.8% of Total Investments)
2,100	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/14 at 102.00	Aa1	2,165,520
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)
3,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	3,494,700
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/16 at 100.00	N/R	1,371,233
6,475	Total Minnesota			7,031,453
	Mississippi – 0.8% (0.6% of Total Investments)
2,110	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34	5/14 at 100.00	AA+	2,113,313
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)	9/14 at 100.00	AA–	3,040,530
5,110	Total Mississippi			5,153,843
	Missouri – 2.9% (2.0% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	BBB+	1,515,825
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007, 5.000%, 12/01/32	12/17 at 100.00	N/R	987,450
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	2,775,500
12,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project Series 2006A, 5.000%, 1/01/34 – AMBAC Insured	No Opt. Call	AA+	12,613,200
16,995	Total Missouri			17,891,975

Nuveen Investments	91

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Montana – 0.8% (0.6% of Total Investments)
$5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/14 at 100.00	B+	$5,014,900
	Nebraska – 0.3% (0.2% of Total Investments)
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Tender Option Bond Trust 11673, 20.234%, 8/01/40 – AMBAC Insured (IF)	2/17 at 100.00	AA+	1,598,171
	Nevada – 5.5% (3.9% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,472,300
6,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.250%, 7/01/42	1/20 at 100.00	A+	6,419,160
5,000	Henderson, Nevada, General Obligation Bonds, Sewer Series 2004, 5.000%, 6/01/34 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	AA (4)	5,141,650
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	10,787,400
31,000	Total Nevada			33,820,510
	New Jersey – 5.0% (3.4% of Total Investments)
2,850	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,869,181
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003:
200	5.500%, 7/01/23	6/14 at 100.00	Ba2	200,098
1,125	5.500%, 7/01/33	6/14 at 100.00	Ba2	1,125,203
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/33	No Opt. Call	A1	5,015,888
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	7,602,400
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A1	7,423,850
7,670	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	6,025,705
51,815	Total New Jersey			30,262,325
	New York – 8.4% (5.8% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	4/17 at 100.00	BB+	850,068
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,391,675
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	622,506
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	AAA	5,027,542
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	2,335,284
4,945	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	4,958,401
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 6/01/14 (ETM)	No Opt. Call	A– (4)	1,004,280
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – NPFG Insured	9/16 at 100.00	AA–	3,205,980
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,270,776

92	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A–	$5,287,600
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	A+	790,658
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,811,040
3,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,549,125
8,000	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local Government Assistance Corporation, Series 2004A, 5.000%, 10/15/21 – NPFG Insured	10/14 at 100.00	AAA	8,176,160
60	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 – NPFG Insured	8/14 at 100.00	AA	60,264
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa2	3,286,590
585	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 11/15/28	No Opt. Call	A+	672,926
51,015	Total New York			51,300,875
	North Carolina – 0.8% (0.6% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 15.248%, 7/15/32 (IF) (5)	1/18 at 100.00	AA–	1,898,733
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds, Carolinas Health Care, Series 2007A, 5.000%, 1/15/31	1/17 at 100.00	AA–	1,249,056
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	1,808,555
4,660	Total North Carolina			4,956,344
	Ohio – 3.2% (2.3% of Total Investments)
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	AA–	697,132
970	4.000%, 5/01/33	5/22 at 100.00	AA–	970,330
800	5.000%, 5/01/42	5/22 at 100.00	AA–	842,288
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,735	5.125%, 6/01/24	6/17 at 100.00	B–	4,092,318
710	5.875%, 6/01/30	6/17 at 100.00	B	594,852
3,705	5.750%, 6/01/34	6/17 at 100.00	B	3,045,843
1,670	5.875%, 6/01/47	6/17 at 100.00	B	1,375,880
1,915	Chagrin Falls Exempt Village School District, Ohio, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/19 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	1,972,507
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	6,160,702
20,955	Total Ohio			19,751,852
	Oklahoma – 2.1% (1.4% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,535	5.000%, 2/15/37	2/17 at 100.00	A+	4,641,935
1,145	5.000%, 2/15/42	2/17 at 100.00	A+	1,171,095
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Series 2006, 5.000%, 12/15/36 (UB)	12/16 at 100.00	AA+	6,781,532
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health System, Tender Option Bond Trust 3500, 8.510%, 6/15/30 (IF)	12/16 at 100.00	AA+	100,092
12,073	Total Oklahoma			12,694,654

Nuveen Investments	93

NZF	Nuveen Dividend Advantage Municipal Fund 3
Portfolio of Investments (continued)
April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 0.2% (0.2% of Total Investments)
$1,435	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004B, 5.250%, 11/15/16 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	$1,474,750
	Pennsylvania – 1.4% (1.0% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	480,860
2,451	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	7/14 at 100.00	N/R	2,119,289
5,605	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Senior Lien Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	A+	5,973,080
8,556	Total Pennsylvania			8,573,229
	Puerto Rico – 0.3% (0.2% of Total Investments)
2,375	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	AA–	1,849,864
	Rhode Island – 1.4% (1.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
25	6.000%, 6/01/23	7/14 at 100.00	A2	25,004
8,730	6.250%, 6/01/42	7/14 at 100.00	BBB–	8,729,476
8,755	Total Rhode Island			8,754,480
	South Carolina – 1.9% (1.3% of Total Investments)
10,600	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	11,550,184
	Tennessee – 1.3% (0.9% of Total Investments)
4,885	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	5,261,585
1,595	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/42	9/22 at 100.00	AA	1,618,112
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41	1/17 at 30.07	A	751,971
415	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	420,150
10,575	Total Tennessee			8,051,818
	Texas – 18.7% (13.0% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F, 4.250%, 8/15/36 (UB)	2/17 at 100.00	AAA	5,534,352
2,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	2,962,926
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36	1/21 at 100.00	AA–	4,802,985
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.000%, 9/01/25	9/14 at 100.00	N/R	5,051,850
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2013- 9A, 18.125%, 4/01/53 (IF)	10/23 at 100.00	AA+	1,394,060
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	10,893,200
4,965	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27	9/16 at 100.00	A2	5,358,327
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	7,904,880
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series 2007A, 4.750%, 8/01/43 (UB)	8/16 at 100.00	AAA	14,510,980

94	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40	5/20 at 100.00	A+	$8,275,680
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,894,375
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	2,783,850
3,500	North Texas Municipal Water District, Water System Revenue Bonds, Series 2004, 5.000%, 9/01/24 (Pre-refunded 9/01/14) – NPFG Insured	9/14 at 100.00	AAA	3,557,260
6,390	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	6,962,352
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
4,370	0.000%, 9/01/43	9/31 at 100.00	AA+	3,365,687
9,130	0.000%, 9/01/45	9/31 at 100.00	AA+	7,726,902
3,500	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41	10/20 at 100.00	AA–	3,861,620
7,700	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)	2/17 at 100.00	AA	7,996,989
435	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3	448,189
1,665	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	1,713,268
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
1,445	0.000%, 8/15/37	8/15 at 31.98	AAA	437,734
1,445	0.000%, 8/15/40	8/15 at 27.11	AAA	370,830
1,125	0.000%, 8/15/44	8/15 at 21.88	AAA	232,718
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
7,665	0.000%, 8/15/37 (Pre-refunded 8/15/15)	8/15 at 31.98	N/R (4)	2,442,222
7,665	0.000%, 8/15/40 (Pre-refunded 8/15/15)	8/15 at 27.11	N/R (4)	2,070,317
5,985	0.000%, 8/15/44 (Pre-refunded 8/15/15)	8/15 at 21.88	N/R (4)	1,304,431
128,220	Total Texas			113,857,984
	Utah – 1.1% (0.7% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
345	5.200%, 1/01/18 (Alternative Minimum Tax)	7/14 at 100.00	AA–	345,890
160	5.500%, 1/01/23 (Alternative Minimum Tax)	7/14 at 100.00	Aaa	162,922
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
540	4.950%, 7/01/18 (Alternative Minimum Tax)	7/14 at 100.00	AA–	541,053
215	5.300%, 7/01/23 (Alternative Minimum Tax)	7/14 at 100.00	Aaa	218,586
4,935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	5,226,807
6,195	Total Utah			6,495,258
	Vermont – 1.6% (1.1% of Total Investments)
9,000	University of Vermont and State Agricultural College, Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA–	9,454,950
	Virginia – 0.3% (0.2% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005, 5.375%, 12/01/28	12/15 at 100.00	N/R	733,730
1,000	Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2011, 4.750%, 7/01/41	7/21 at 100.00	AA–	1,045,980
2,000	Total Virginia			1,779,710

Nuveen Investments	95

NZF	Nuveen Dividend Advantage Municipal Fund 3
	Portfolio of Investments (continued)	April 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington – 5.0% (3.4% of Total Investments)
$2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	$2,800,550
1,820	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	A+	2,025,842
5,205	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2005A, 5.000%, 3/01/35 –	3/15 at 100.00	AA–	5,352,614
	NPFG Insured
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	A+	10,429,698
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	3,636,765
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	6/14 at 100.00	BBB– (4)	3,010,800
2,915	5.375%, 12/01/18 – AMBAC Insured	6/14 at 100.00	BBB– (4)	2,919,897
28,855	Total Washington			30,176,166
	Wisconsin – 0.2% (0.1% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33	9/17 at 100.00	BBB+	1,015,580
$918,174	Total Municipal Bonds (cost $817,166,385)			856,108,790

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$43	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$7,806
12	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,607
$55	Total Corporate Bonds (cost $3,313)				9,413

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$100,319
26,880	Dreyfus Strategic Municipal Fund				220,416
131,278	DWS Municipal Income Trust				1,738,121
43,020	Invesco VK Investment Grade Municipal Trust				555,388
30,000	Invesco VK Municipal Opportunity Trust				372,000
43,420	PIMCO Municipal Income Fund II				512,356
	Total Investment Companies (cost $3,325,133)				3,498,600
	Total Long-Term Investments (cost $820,494,831)				$859,616,803

96	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.1% (2.2% of Total Investments)
	MUNICIPAL BONDS – 3.1% (2.2% of Total Investments)
	Arizona – 0.8% (0.6% of Total Investments)
$5,000	Arizona School Facilities Board, Certificates of Participation, Variable Rate Demand Obligations, Tender Option Bond Trust 3199X, 0.170%, 9/01/21 – AGC Insured (10)	No Opt. Call	A-1	$5,000,000
	Iowa– 1.0% (0.7% of Total Investments)
1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A, 0.140%, 6/01/25 (10)	6/19 at 100.00	A-1	1,500,000
4,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-B ., 0.170%, 6/01/26 (10)	6/19 at 100.00	A-1	4,500,000
6,000	Total Iowa			6,000,000
	New York– 1.3% (0.9% of Total Investments)
7,914	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1251, 0.410%, 10/01/35 (10)	No Opt. Call	VMIG-3	7,914,000
$18,914	Total Short-Term Investments (cost $18,914,000)			18,914,000
	Total Investments (cost $839,408,831) – 144.2%			878,530,803
	Floating Rate Obligations – (7.3)%			(44,412,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Value – (24.6)% (11)			(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (14.9)% (11)			(91,000,000)
	Other Assets Less Liabilities – 2.6%			16,214,015
	Net Assets Applicable to Common Shares – 100%			$609,332,818

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(7)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)
During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.

(9)
A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)
Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(11)	Institutional MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.1% and 10.4%, respectively.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	97

Statement of Assets and Liabilities
April 30, 2014 (Unaudited)

	Performance		Municipal		Market
	Plus		Advantage		Opportunity
	(NPP	)	(NMA	)	(NMO	)
Assets
Long-term investments, at value (cost $1,393,372,099, $920,501,436 and $978,769,190, respectively)	$1,496,859,316		$963,565,756		$1,034,490,284
Short-term investments, at value (cost approximates value)	—		2,065,047		—
Cash	6,591,837		—		—
Receivable for:
Dividend and interest	18,364,718		14,183,693		13,632,871
Investments sold	10,000		4,684,213		4,250,000
Deferred offering costs	90,141		2,200,524		3,805,284
Other assets	171,713		377,786		444,495
Total assets	$1,522,087,725		$987,077,019		$1,056,622,934
Liabilities
Cash overdraft	—		3,010,782		1,179,883
Floating rate obligations	35,925,000		37,988,333		34,730,000
Payable for:
Common share dividends	4,130,064		2,616,801		2,766,678
Interest	544,381		—		—
Investments purchased	2,214,865		—		—
Offering costs	60,587		—		—
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		—
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	535,000,000		—		—
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		296,800,000		350,900,000
Accrued expenses:
Management fees	727,782		476,291		501,513
Directors/Trustees fees	166,910		119,765		125,878
Other	268,332		193,770		216,034
Total liabilities	579,037,921		341,205,742		390,419,986
Net assets applicable to common shares	$943,049,804		$645,871,277		$666,202,948
Common shares outstanding	60,025,455		43,697,408		45,874,035
Net asset value (“NAV”) per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$15.71		$14.78		$14.52
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$600,255		$436,974		$458,740
Paid-in surplus	837,938,424		611,009,673		639,679,540
Undistributed (Over-distribution of) net investment income	13,928,908		2,037,626		3,696,201
Accumulated net realized gain (loss)	(12,905,000)		(10,677,316)		(33,352,627)
Net unrealized appreciation (depreciation)	103,487,217		43,064,320		55,721,094
Net assets applicable to common shares	$943,049,804		$645,871,277		$666,202,948
Authorized shares:
Common	200,000,000		200,000,000		200,000,000
Preferred	1,000,000		1,000,000		1,000,000

See accompanying notes to financial statements.

98	Nuveen Investments

	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NAD	)	(NXZ	)	(NZF	)
Assets
Long-term investments, at value (cost $846,282,056, $615,933,478 and $820,494,831 respectively)	$889,341,737		$655,875,767		$859,616,803
Short-term investments, at value (cost approximates value)	—		—		18,914,000
Cash	2,759,197		284,893		4,876,058
Receivable for:
Dividend and interest	12,577,508		9,829,770		13,405,277
Investments sold	15,000		15,000		180,000
Deferred offering costs	176,407		2,036,541		1,073,708
Other assets	108,082		244,874		107,894
Total assets	$904,977,931		$668,286,845		$898,173,740
Liabilities
Cash overdraft	—		—		—
Floating rate obligations	42,810,000		19,570,000		44,412,000
Payable for:
Common share dividends	2,832,138		2,005,683		2,358,618
Interest	—		—		81,376
Investments purchased	269,399		—		85,000
Offering costs	—		—		280,708
Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value	—		—		150,000,000
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value	265,000,000		—		91,000,000
Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value	—		196,000,000		—
Accrued expenses:
Management fees	430,393		314,669		448,937
Directors/Trustees fees	104,218		72,135		92,811
Other	143,013		116,619		81,472
Total liabilities	311,589,161		218,079,106		288,840,922
Net assets applicable to common shares	$593,388,770		$450,207,739		$609,332,818
Common shares outstanding	39,296,352		29,478,412		40,400,028
Net asset value (“NAV”) per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$15.10		$15.27		$15.08
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$392,964		$294,784		$404,000
Paid-in surplus	549,004,538		420,445,459		574,483,534
Undistributed (Over-distribution of) net investment income	5,401,547		6,840,159		1,859,988
Accumulated net realized gain (loss)	(4,469,960)		(17,314,952)		(6,536,676)
Net unrealized appreciation (depreciation)	43,059,681		39,942,289		39,121,972
Net assets applicable to common shares	$593,388,770		$450,207,739		$609,332,818
Authorized shares:
Common	Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

Nuveen Investments	99

Statement of Operations
Six Months Ended April 30, 2014 (Unaudited)

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Investment Income	$36,045,076		$23,459,013		$24,489,049		$22,226,362		$16,325,223		$19,791,408
Expenses
Management fees	4,286,543		2,820,837		2,969,837		2,551,659		1,863,949		2,650,350
Shareholder servicing agent fees and expenses	54,303		29,028		30,826		16,709		1,504		15,769
Interest expense and amortization of offering costs	3,325,400		363,055		453,829		2,917,633		237,942		2,908,399
Liquidity fees	—		1,668,897		1,796,887		—		1,003,676		—
Remarketing fees	—		149,224		176,424		—		98,544		—
Custodian fees and expenses	103,567		68,143		74,219		64,208		48,067		62,211
Directors/Trustees fees and expenses	20,153		12,858		13,893		11,770		8,840		11,637
Professional fees	36,713		35,548		36,194		33,246		23,963		31,963
Shareholder reporting expenses	53,423		35,332		37,190		34,907		25,147		33,412
Stock exchange listing fees	9,726		7,099		7,428		8,845		1,697		9,766
Investor relations expenses	81,549		51,803		55,729		47,891		35,369		46,786
Other expenses	40,464		35,092		37,669		27,385		24,798		26,812
Total expenses	8,011,841		5,276,916		5,690,125		5,714,253		3,373,496		5,797,105
Net investment income (loss)	28,033,235		18,182,097		18,798,924		16,512,109		12,951,727		13,994,303
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(906,890)		(4,645,712)		(3,559,470)		366,100		(2,270,724)		(417,483)
Change in net unrealized appreciation (depreciation) of investments	54,972,908		36,549,076		39,397,895		28,111,550		22,292,259		31,557,862
Net realized and unrealized gain (loss)	54,066,018		31,903,364		35,838,425		28,477,650		20,021,535		31,140,379
Net increase (decrease) in net assets applicable to common shares from operations	$82,099,253		$50,085,461		$54,637,349		$44,989,759		$32,973,262		$45,134,682

See accompanying notes to financial statements.

100	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/14	10/31/13	4/30/14	10/31/13	4/30/14	10/31/13
Operations
Net investment income (loss)	$28,033,235	$53,100,195	$18,182,097	$35,161,135	$18,798,924	$36,046,154
Net realized gain (loss) from investments	(906,890)	(1,190,986)	(4,645,712)	1,902,428	(3,559,470)	4,405,132
Change in net unrealized appreciation (depreciation) of investments	54,972,908	(108,633,727)	36,549,076	(76,105,657)	39,397,895	(73,715,669)
Net increase (decrease) in net assets applicable to common shares from operations	82,099,253	(56,724,518)	50,085,461	(39,042,094)	54,637,349	(33,264,383)
Distributions to Common Shareholders
From net investment income	(27,767,778)	(55,642,228)	(17,605,687)	(36,369,357)	(18,404,665)	(36,125,808)
Decrease in net assets applicable to common shares from distributions to common shareholders	(27,767,778)	(55,642,228)	(17,605,687)	(36,369,357)	(18,404,665)	(36,125,808)
Capital Share Transactions
Net proceeds from common shares issued to shareholders due to reinvestment of distributions	—	294,626	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	294,626	—	—	—	—
Net increase (decrease) in net assets applicable to common shares	54,331,475	(112,072,120)	32,479,774	(75,411,451)	36,232,684	(69,390,191)
Net assets applicable to common shares at the beginning of period	888,718,329	1,000,790,449	613,391,503	688,802,954	629,970,264	699,360,455
Net assets applicable to common shares at the end of period	$943,049,804	$888,718,329	$645,871,277	$613,391,503	$666,202,948	$629,970,264
Undistributed (Over-distribution of) net investment income at the end of period	$13,928,908	$13,663,451	$2,037,626	$1,461,216	$3,696,201	$3,301,942

See accompanying notes to financial statements.

Nuveen Investments	101

Statement of Changes in Net Assets (Unaudited) (continued)

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/14	10/31/13	4/30/14	10/31/13	4/30/14	10/31/13
Operations
Net investment income (loss)	$16,512,109	$31,778,746	$12,951,727	$25,599,598	$13,994,303	$28,803,856
Net realized gain (loss) from investments	366,100	2,993,365	(2,270,724)	(982,380)	(417,483)	(3,893,567)
Change in net unrealized appreciation (depreciation) of investments	28,111,550	(64,050,459)	22,292,259	(45,727,407)	31,557,862	(61,986,667)
Net increase (decrease) in net assets applicable to common shares from operations	44,989,759	(29,278,348)	32,973,262	(21,110,189)	45,134,682	(37,076,378)
Distributions to Common Shareholders
From net investment income	(18,088,111)	(34,749,765)	(12,151,001)	(23,936,470)	(14,309,690)	(30,409,101)
Decrease in net assets applicable to common shares from distributions to common shareholders	(18,088,111)	(34,749,765)	(12,151,001)	(23,936,470)	(14,309,690)	(30,409,101)
Capital Share Transactions
Net proceeds from common shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares	26,901,648	(64,028,113)	20,822,261	(45,046,659)	30,824,992	(67,485,479)
Net assets applicable to common shares at the beginning of period	566,487,122	630,515,235	429,385,478	474,432,137	578,507,826	645,993,305
Net assets applicable to common shares at the end of period	$593,388,770	$566,487,122	$450,207,739	$429,385,478	$609,332,818	$578,507,826
Undistributed (Over-distribution of) net investment income at the end of period	$5,401,547	$6,977,549	$6,840,159	$6,039,433	$1,859,988	$2,175,375

See accompanying notes to financial statements.

102	Nuveen Investments

Statement of Cash Flows
Six Months Ended April 30, 2014 (Unaudited)

	Performance	Municipal	Market
	Plus	Advantage	Opportunity
	(NPP )	(NMA )	(NMO )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$82,099,253	$50,085,461	$54,637,349
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(60,283,323)	(34,589,808)	(49,894,892)
Proceeds from sales and maturities of investments	62,907,024	32,589,427	44,302,056
Proceeds from (Purchases of) short-term investments, net	—	(2,065,047)	—
Amortization (Accretion) of premiums and discounts, net	(7,051,059)	(2,269,580)	(2,771,504)
(Increase) Decrease in:
Receivable for dividends and interest	(65,623)	49,045	141,460
Receivable for investments sold	9,420,726	15,330,168	14,795,485
Other assets	(1,560)	38,158	(14,475)
Increase (Decrease) in:
Payable for interest	(14,218)	—	—
Payable for investments purchased	(2,793,599)	(4,736,747)	(7,816,887)
Accrued management fees	7,082	(627)	(91)
Accrued Directors/Trustees fees	(8,736)	(6,821)	(6,978)
Accrued other expenses	39,273	14,437	22,603
Net realized (gain) loss from investments	906,890	4,645,712	3,559,470
Change in net unrealized (appreciation) depreciation of investments	(54,972,908)	(36,549,076)	(39,397,895)
Net cash provided by (used in) operating activities	30,189,222	22,534,702	17,555,701
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	28,131	41,991	67,658
Increase (Decrease) in:
Cash overdraft	—	2,515,743	665,637
Floating rate obligations	—	(7,500,000)	—
Payable for offering costs	—	—	—
iMTP Shares, at liquidation value	—	—	—
MTP Shares, at liquidation value	—	—	—
VMTP Shares, at liquidation value	—	—	—
Cash distributions paid to common shareholders	(27,756,839)	(17,592,436)	(18,288,996)
Net cash provided by (used in) financing activities	(27,728,708)	(22,534,702)	(17,555,701)
Net Increase (Decrease) in Cash	2,460,514	—	—
Cash at the beginning of period	4,131,323	—	—
Cash at the end of period	$6,591,837	$—	$—

Supplemental Disclosure of Cash Flow Information
	Performance	Municipal	Market
	Plus	Advantage	Opportunity
	(NPP )	(NMA )	(NMO )
Cash paid for interest (excluding amortization of offering costs)	$3,311,487	$320,853	$380,943

See accompanying notes to financial statements.

Nuveen Investments	103

Statement of Cash Flows (Unaudited) (continued)

	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAD )	(NXZ )	(NZF )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$44,989,759	$32,973,262	$45,134,682
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(31,067,398)	(22,180,056)	(43,359,568)
Proceeds from sales and maturities of investments	28,198,252	18,095,908	41,709,227
Proceeds from (Purchases of) short-term investments, net	—	—	—
Amortization (Accretion) of premiums and discounts, net	(3,701,551)	(1,086,853)	1,142,440
(Increase) Decrease in:
Receivable for dividends and interest	24,170	12,557	47,606
Receivable for investments sold	16,551,366	8,932,976	3,777,752
Other assets	2,322	1,585	(9,803)
Increase (Decrease) in:
Payable for interest	(440,161)	—	(237,082)
Payable for investments purchased	(7,173,954)	(4,305,694)	(3,469,667)
Accrued management fees	(2,781)	(386)	952
Accrued Directors/Trustees fees	(6,713)	(5,043)	(6,855)
Accrued other expenses	5,493	(7,922)	5,949
Net realized (gain) loss from investments	(366,100)	2,270,724	417,483
Change in net unrealized (appreciation) depreciation of investments	(28,111,550)	(22,292,259)	(31,557,862)
Net cash provided by (used in) operating activities	18,901,154	12,408,799	13,595,254
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	798,964	36,681	(131,801)
Increase (Decrease) in:
Cash overdraft	—	(88,086)	—
Floating rate obligations	—	—	—
Payable for offering costs	—	—	280,708
iMTP Shares, at liquidation value	—	—	150,000,000
MTP Shares, at liquidation value	(144,300,000)	—	(70,000,000)
VMTP Shares, at liquidation value	144,600,000	—	(78,200,000)
Cash distributions paid to common shareholders	(18,046,744)	(12,072,501)	(14,243,495)
Net cash provided by (used in) financing activities	(16,947,780)	(12,123,906)	(12,294,588)
Net Increase (Decrease) in Cash	1,953,374	284,893	1,300,666
Cash at the beginning of period	805,823	—	3,575,392
Cash at the end of period	$2,759,197	$284,893	$4,876,058

Supplemental Disclosure of Cash Flow Information
	Dividend	Dividend	Dividend
	Advantage	Advantage 2	Advantage 3
	(NAD )	(NXZ )	(NZF )
Cash paid for interest (excluding amortization of offering costs)	$2,365,768	$199,296	$2,177,282

See accompanying notes to financial statements.

104	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	105

Financial Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Ending Common Share NAV	Ending Market Value
Performance Plus (NPP)
Year Ended 10/31:
2014(f)	$14.81	$.47	$.89	$—	$—		$1.36	$(.46)	$—	$(.46)	$15.71	$14.73
2013	16.68	.88	(1.82)	—	—		(.94)	(.93)	—	(.93)	14.81	13.64
2012	14.89	.92	1.83	—	—		2.75	(.96)	—	(.96)	16.68	16.44
2011	15.29	.97	(.32)	(.01)	—	*	.64	(.95)	(.09)	(1.04)	14.89	14.36
2010	14.52	1.03	.70	(.03)	—	*	1.70	(.92)	(.01)	(.93)	15.29	15.00
2009	12.69	1.03	1.65	(.06)	—		2.62	(.79)	—	(.79)	14.52	13.48

Municipal Advantage (NMA)
Year Ended 10/31:
2014(f)	14.04	.42	.72	—	—		1.14	(.40)	—	(.40)	14.78	13.28
2013	15.76	.80	(1.69)	—	—		(.89)	(.83)	—	(.83)	14.04	12.52
2012	14.37	.86	1.64	—	—		2.50	(.97)	(.14)	(1.11)	15.76	15.67
2011	14.79	.93	(.27)	—	—		.66	(1.00)	(.08)	(1.08)	14.37	14.05
2010	14.08	1.01	.76	(.01)	—	*	1.76	(.98)	(.07)	(1.05)	14.79	14.92
2009	12.12	1.10	1.76	(.06)	—		2.80	(.84)	—	(.84)	14.08	13.41

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

106	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)
Based on Common Share NAV (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(e)

9.37%	11.60%	$943,050	1.80	%**	6.28	%**	4%
(5.90)	(11.75)	888,718	1.85		5.52		19
18.89	21.59	1,000,790	1.67		5.72		10
4.78	3.22	892,603	1.62		6.84		10
12.07	18.65	916,152	1.13		6.93		14
21.20	24.78	869,873	1.23		7.59		6

8.28	9.46	645,871	1.72	**	5.92	**	3
(5.87)	(15.21)	613,392	1.69		5.31		17
17.99	20.05	688,803	1.75		5.67		18
5.05	1.90	626,616	2.01		6.76		14
12.90	19.58	642,364	1.66		7.04		16
23.89	25.70	608,813	1.31		8.51		9

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), VMTP Shares and/or VRDP Shares, where applicable.

(d)
The expense ratios reflect, among other things, all interest expense and other costs related to VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Performance Plus (NPP)
Year Ended 10/31:
2014(f)	.75	%**
2013	.84
2012	.70
2011	.56
2010	.04
2009	.05

Municipal Advantage (NMA)
Year Ended 10/31:
2014(f)	.71	%**
2013	.71
2012	.76
2011	.96
2010	.60
2009	.09

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended April 30, 2014.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	107

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Ending Common Share NAV	Ending Market Value
Market Opportunity (NMO)
Year Ended 10/31:
2014(g)	$13.73	$.41	$.78	$—	$—		$1.19	$(.40)	$—	$(.40)	$14.52	$13.21
2013	15.25	.79	(1.52)	—	—		(.73)	(.79)	—	(.79)	13.73	12.19
2012	13.60	.83	1.70	—	—		2.53	(.88)	—	(.88)	15.25	14.92
2011	14.17	.88	(.48)	— *	—		.40	(.97)	—	(.97)	13.60	13.18
2010	13.59	.99	.56	(.01)	—		1.54	(.96)	—	(.96)	14.17	14.55
2009	12.23	1.10	1.13	(.06)	—		2.17	(.81)	—	(.81)	13.59	13.32

Dividend Advantage (NAD)
Year Ended 10/31:
2014(g)	14.42	.42	.72	—	—		1.14	(.46)	—	(.46)	15.10	13.78
2013	16.05	.81	(1.56)	—	—		(.75)	(.88)	—	(.88)	14.42	12.92
2012	14.39	.86	1.76	—	—		2.62	(.92)	(.04)	(.96)	16.05	15.76
2011	14.68	.92	(.29)	(.01)	—		.62	(.91)	—	(.91)	14.39	13.70
2010	13.89	1.00	.72	(.02)	—		1.70	(.91)	—	(.91)	14.68	14.40
2009	11.77	1.07	1.93	(.05)	—		2.95	(.83)	—	(.83)	13.89	12.89

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

108	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Common Share NAV (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(f)

8.82%	11.89%	$666,203	1.80	%**	5.95	%**	N/A		N/A		4%
(4.99)	(13.41)	629,970	1.77		5.35		N/A		N/A		20
19.09	20.34	699,360	1.85		5.64		N/A		N/A		13
3.40	(2.33)	622,815	2.10		6.74		N/A		N/A		14
11.71	17.03	648,017	1.70		7.17		N/A		N/A		26
18.30	23.67	619,319	1.32		8.58		N/A		N/A		10

8.07	10.43	593,389	1.86	**	6.00	**	N/A		N/A		3
(4.87)	(12.81)	566,487	1.99		5.21		N/A		N/A		11
18.67	22.59	630,515	2.04		5.55		N/A		N/A		12
4.76	1.93	565,364	2.02		6.77		N/A		N/A		15
12.60	19.17	576,895	1.61		6.99		N/A		N/A		8
25.78	28.86	545,534	1.26		8.38		1.21%		8.43%		9

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, MTP Shares, VMTP Shares and/or VRDP Shares, where applicable.

(d)	After expense reimbursement from the Adviser, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing Dividend Advantage (NAD) for any fees and expenses.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Market Opportunity (NMO)
Year Ended 10/31:
2014(g)	.77	%**
2013	.77
2012	.82
2011	.97
2010	.58
2009	.07

Dividend Advantage (NAD)
Year Ended 10/31:
2014(g)	.87	%**
2013	1.03
2012	1.03
2011	.94
2010	.54
2009	.09

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended April 30, 2014.
N/A	Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	109

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share NAV	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Accumulated Net Realized Gains to Auction Rate Preferred Shareholders	(a)	Total	From Net Investment Income to Common Shareholders	From Accumulated Net Realized Gains to Common Shareholders	Total	Ending Common Share NAV	Ending Market Value
Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2014(g)	$14.57	$.44	$.67	$—	$—		$1.11	$(.41)	$—	$(.41)	$15.27	$13.84
2013	16.09	.87	(1.58)	—	—		(.71)	(.81)	—	(.81)	14.57	12.99
2012	14.50	.88	1.84	—	—		2.72	(.95)	(.18)	(1.13)	16.09	15.63
2011	14.76	.99	(.29)	—	—		.70	(.96)	—	(.96)	14.50	13.90
2010	14.45	1.02	.26	—	—		1.28	(.97)	—	(.97)	14.76	14.67
2009	12.71	1.04	1.59	—	—		2.63	(.89)	—	(.89)	14.45	14.14

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2014(g)	14.32	.35	.76	—	—		1.11	(.35)	—	(.35)	15.08	13.37
2013	15.99	.71	(1.63)	—	—		(.92)	(.75)	—	(.75)	14.32	12.66
2012	14.53	.78	1.67	—	—		2.45	(.95)	(.04)	(.99)	15.99	15.73
2011	14.74	.98	(.18)	(.01)	—	*	.79	(.98)	(.02)	(1.00)	14.53	14.17
2010	14.19	1.06	.52	(.02)	—	*	1.56	(.95)	(.06)	(1.01)	14.74	14.58
2009	12.10	1.08	1.91	(.05)	—		2.94	(.85)	—	(.85)	14.19	13.38

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

110	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)
Based on Common Share NAV (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(f)

7.76%	9.88%	$450,208	1.57	%**	6.03	%**	N/A		N/A		3%
(4.58)	(12.04)	429,385	1.53		5.58		N/A		N/A		22
19.46	21.15	474,432	1.64		5.70		N/A		N/A		15
5.24	1.70	427,085	1.78		7.08		1.75%		7.11%		40
9.12	10.89	434,764	1.79		6.85		1.68		6.95		5
21.41	22.63	425,253	1.91		7.59		1.73		7.77		2

7.89	8.55	609,333	1.88	**	4.94	**	N/A		N/A		5
(5.93)	(15.08)	578,508	1.71		4.66		N/A		N/A		14
17.33	18.48	645,993	1.76		5.06		N/A		N/A		22
5.83	4.59	587,047	1.53		6.93		1.46		7.00		30
11.41	17.04	595,413	1.17		7.21		1.02		7.36		7
25.08	33.89	573,088	1.26		7.98		1.04		8.20		2

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS, iMTP Shares, MTP Shares, VMTP Shares and/or VRDP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011 and September 30, 2011, the Adviser is no longer reimbursing Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF), respectively, for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to iMTP Shares, MTP Shares, VMTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Institutional MuniFund Term Preferred Shares, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares and Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2014(g)	.62	%**
2013	.62
2012	.65
2011	.78
2010	.78
2009	.83

Dividend Advantage 3 (NZF)
Year Ended 10/31:
2014(g)	.88	%**
2013	.75
2012	.77
2011	.48
2010	.09
2009	.11

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended April 30, 2014.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	111

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		VMTP Shares at the End of Period		VRDP Shares at the End of Period
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $25,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)	Share	(000)	Share	(000)	Share
Performance Plus (NPP)
Year Ended 10/31:
2014(a)	$—	$—	$535,000	$276,271	$—	$—
2013	—	—	535,000	266,116	—	—
2012	—	—	421,700	337,323	—	—
2011	—	—	421,700	311,668	—	—
2010	419,900	79,546	—	—	—	—
2009	419,900	76,790	—	—	—	—

Municipal Advantage (NMA)
Year Ended 10/31:
2014(a)	—	—	—	—	296,800	317,612
2013	—	—	—	—	296,800	306,668
2012	—	—	—	—	296,800	332,076
2011	—	—	—	—	296,800	311,124
2010	—	—	—	—	296,800	316,430
2009	293,200	76,911	—	—	—	—

(a)	For the six months ended April 30, 2014.

112	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		ARPS, MTP and/or VMTP Shares at the End of Period
									Asset
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Coverage
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Per $1
	Outstanding	Per $25,000	Outstanding	Per $10	Outstanding	Per $100,000	Outstanding	Per $100,000	Liquidation
	(000)	Share	(000)	Share	(000)	Share	(000)	Share	Preference
Market Opportunity (NMO)
Year Ended 10/31:
2014(b)	$—	$—	$—	$—	$—	$—	$350,900	$289,855	$—
2013	—	—	—	—	—	—	350,900	279,530	—
2012	—	—	—	—	—	—	350,900	299,305	—
2011	—	—	—	—	—	—	350,900	277,491	—
2010	—	—	—	—	—	—	350,900	284,673	—
2009	346,675	69,661	—	—	—	—	—	—	—

Dividend Advantage (NAD)
Year Ended 10/31:
2014(b)	—	—	—	—	265,000	323,920	—	—	—
2013	—	—	144,300	31.40	120,400	314,011	—	—	3.14
2012	—	—	144,300	33.82	120,400	338,200	—	—	3.38
2011	—	—	144,300	31.36	120,400	313,587	—	—	3.14
2010	120,075	79,553	144,300	31.82	—	—	—	—	3.18
2009	261,800	77,095	—	—	—	—	—	—	—

Dividend Advantage 2 (NXZ)
Year Ended 10/31:
2014(b)	—	—	—	—	—	—	196,000	329,698	—
2013	—	—	—	—	—	—	196,000	319,074	—
2012	—	—	—	—	—	—	196,000	342,057	—
2011	—	—	—	—	—	—	196,000	317,900	—
2010	—	—	—	—	—	—	196,000	321,819	—
2009	—	—	—	—	—	—	196,000	316,966	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014	(b)	2013	2012	2011	2010
Dividend Advantage (NAD)
Series 2015 (NAD PRC)
Ending Market Value per Share	$—		$10.06	$10.10	$10.06	$10.10
Average Market Value per Share	10.04	^^	10.08	10.09	10.05	10.10	^

^	For the period March 16, 2010 (first issuance date of shares) through October 31, 2010.
^^	For the period November 1, 2013 through December 20, 2013.
(b)	For the six months ended April 30, 2014.

See accompanying notes to financial statements.

Nuveen Investments	113

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		iMTP Shares at the End of Period		MTP Shares at the End of Period (a)		VMTP Shares at the End of Period		iMTP, MTP and/or VMTP Shares at the End of Period
									Asset
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Coverage
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Per $1
	Outstanding	Per $25,000	Outstanding	Per $5,000	Outstanding	Per $10	Outstanding	Per $100,000	Liquidation
	(000)	Share	(000)	Share	(000)	Share	(000)	Share	Preference
Dividend Advantage 3 (NZF)
Year Ended 10/31:
2014(b)	$—	$—	$150,000	$17,642	$—	$—	$91,000	$352,835	$3.53
2013	—	—	—	—	70,000	34.19	169,200	341,851	3.42
2012	—	—	—	—	70,000	37.01	169,200	370,064	3.70
2011	—	—	—	—	70,000	34.54	169,200	345,421	3.45
2010	236,950	87,821	—	—	—	—	—	—	—
2009	236,950	85,465	—	—	—	—	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2014	(b)	2013	2012	2011
Dividend Advantage 3 (NZF)
Series 2016 (NZF PRC)
Ending Market Value per Share	$—		$10.10	$10.14	$10.14
Average Market Value per Share	10.05	^^	10.10	10.12	10.05	^

^	For the period December 20, 2010 (first issuance date of shares) through October 31, 2011.
^^	For the period November 1, 2013 through April 11, 2014.
(b)	For the six months ended April 30, 2014.

114	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen Performance Plus Municipal Fund, Inc. (NPP) (“Performance Plus (NPP)”)
• Nuveen Municipal Advantage Fund, Inc. (NMA) (“Municipal Advantage (NMA)”)
• Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (“Market Opportunity (NMO)”)
• Nuveen Dividend Advantage Municipal Fund (NAD) (“Dividend Advantage (NAD)”)
• Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (“Dividend Advantage 2 (NXZ)”)
• Nuveen Dividend Advantage Municipal Fund 3 (NZF) (“Dividend Advantage 3 (NZF)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end registered investment companies. Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the NYSE while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the NYSE MKT. Performance Plus (NPP), Municipal Advantage (NMA) and Market Opportunity (NMO) were organized as Minnesota corporations on April 28, 1989, November 6, 1989 and January 23, 1990, respectively. Dividend Advantage (NAD), Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) were organized as Massachusetts business trusts on January 15, 1999, June 1, 1999 and March 21, 2001, respectively.

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Agreement and Plan of Merger
On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into an agreement (the “Purchase Agreement”) to acquire Nuveen, the parent company of the Adviser. The transaction is expected to be completed by the end of the year, subject to customary closing conditions, including obtaining necessary Nuveen Fund and client consents sufficient to satisfy the terms of the Purchase Agreement and obtaining customary regulatory approvals. There can be no assurance that the transaction described above will be consummated as contemplated or that necessary conditions will be satisfied.

The consummation of the transaction will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreements between the Nuveen Funds and the Adviser and the investment sub-advisory agreements between the Adviser and each Nuveen Fund’s sub-adviser or sub-advisers, and will result in automatic termination of each agreement. It is anticipated that the Board of Directors/Trustees of the Nuveen Funds (the “Board”) will consider a new investment management agreement with the Adviser and new investment sub-advisory agreements with each sub-adviser. If approved by the Board, the new agreements will be presented to the Nuveen Funds’ shareholders for approval, and, if so approved by shareholders, will take effect upon consummation of the transaction or such later time as shareholder approval is obtained.

The transaction is not expected to result in any change in the portfolio management of the Funds or in the Funds’ investment objectives or policies.

Investment Objectives
Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Nuveen Investments	115

Notes to Financial Statements (Unaudited) (continued)

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of April 30, 2014, outstanding when-issued/delayed delivery purchase commitments were as follow:

	Performance		Dividend
	Plus		Advantage 3
	(NPP	)	(NZF	)
Outstanding when-issued/delayed delivery purchase commitments	$111,675		$85,000

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statements of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods, the Funds redeemed all of their outstanding ARPS, at liquidation value.

Institutional MuniFund Term Preferred Shares
The following Fund has issued and outstanding Institutional MuniFund Term Preferred (“iMTP”) Shares, with a $5,000 liquidation value per share. iMTP Shares are issued via private placement and are not publicly available.

As of April 30, 2014, iMTP Shares outstanding, at liquidation value, for the Fund was as follows:

			Shares
			Outstanding
			at $5,000
		Shares	Per Share
	Series	Outstanding	Liquidation Value
Dividend Advantage 3 (NZF)	2017	30,000	$150,000,000

The Fund is obligated to redeem its iMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. iMTP Shares are subject to optional and mandatory redemption in certain circumstances. The iMTP Shares are not subject to redemption at the option of the Fund for one year following the date of issuance (“Non-Call Expiration Date”), at which point the Fund may begin to redeem at its option (“Optional Redemption Date”). The Fund may be obligated to redeem certain of the iMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s iMTP Shares are as follows:

		Term	Optional	Non-Call
	Series	Redemption Date	Redemption Date	Expiration Date
Dividend Advantage 3 (NZF)	2017	October 1, 2017	April 1, 2015	March 31, 2015

116	Nuveen Investments

The average liquidation value of iMTP Shares outstanding and annualized dividend rate for the Fund during the six months ended April 30, 2014, were as follows:

	Dividend
	Advantage 3
	(NZF	)*
Average liquidation value of iMTP Shares outstanding	$150,000,000
Annualized dividend rate	.84%

*	For the period April 1, 2014 (commencement of operations) through April 30, 2014.

iMTP Shares generally do not trade, and market quotations are generally not available. iMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of iMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the iMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of iMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of iMTP Shares is recorded as a liability and recognized as “Institutional MuniFund Term Preferred (“iMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

Dividends on the iMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on iMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on iMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Offering costs of $970,000 were incurred in connection with the Fund’s offering of iMTP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Term Preferred Shares
During the current fiscal period, Dividend Advantage (NAD) and Dividend Advantage 3 (NZF) had issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 liquidation value per share. Each Fund’s MTP Shares were issued in one or more series and trade on the NYSE/NYSE MKT.

Dividend Advantage (NAD) redeemed all of its outstanding Series 2015 MTP Shares on December 20, 2013. Dividend Advantage 3 (NZF) redeemed all of its outstanding Series 2016 MTP Shares on April 11, 2014.

Dividend Advantage’s (NAD) MTP Shares were redeemed at their $10 liquidation value per share plus dividend amounts owed using proceeds from its issuance of VMTP Shares (as described below in Variable Rate MuniFund Term Preferred Shares).

Dividend Advantage 3’s (NZF) MTP Shares were redeemed at their $10 liquidation value per share plus dividend amounts owed using proceeds from its issuance of iMTP Shares and VMTP Shares (as described above in Institutional MuniFund Term Preferred Shares and below in Variable Rate MuniFund Preferred Shares, respectively).

The average liquidation value of MTP Shares outstanding for each Fund during the six months ended April 30, 2014, was as follows:

	Dividend		Dividend
	Advantage		Advantage 3
	(NAD	)*	(NZF	)**
Average liquidation value of MTP Shares outstanding	$144,300,000		$70,000,000

*	For the period November 1, 2013 through December 20, 2013.
**	For the period November 1, 2013 through April 11, 2014.

For financial reporting purposes, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (“MTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In conjunction with Dividend Advantage’s (NAD) and Dividend Advantage 3’s (NZF) redemption of MTP Shares, the remaining deferred offering costs of $823,585 and $547,569, respectively, were fully expensed during the current fiscal period, as the redemptions were deemed an extinguishment of debt.

Variable Rate MuniFund Term Preferred Shares
The following Funds have issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. VMTP Shares are issued via private placement and are not publicly available.

Nuveen Investments	117

Notes to Financial Statements (Unaudited) (continued)

As of April 30, 2014, VMTP Shares outstanding, at liquidation value, for each Fund was as follows:

			Shares
			Outstanding at
		Shares	$100,000 Per Share
Fund	Series	Outstanding	Liquidation Value
Performance Plus (NPP)	2015	5,350	$535,000,000
Dividend Advantage (NAD)	2016	2,650	$265,000,000
Dividend Advantage 3 (NZF)	2017	910	$91,000,000

On January 6, 2014, Dividend Advantage (NAD) and on April 11, 2014, Dividend Advantage 3 (NZF) redeemed all 1,204 shares of its outstanding Series 2014 VMTP and 1,692 shares of its outstanding Series 2014 VMTP, respectively. Dividend Advantage (NAD) issued 2,650 shares of Series 2016 VMTP and Dividend Advantage 3 (NZF) issued 910 shares of Series 2017 VMTP, each through a privately negotiated offering, which was offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Dividend Advantage (NAD) and Michigan Quality Income (NUM) completed their refinancing of their existing VMTP Shares with new VMTP Shares with a term redemption date of December 30, 2016 and April 1, 2017, respectively.

Each Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the date of issuance (“Premium Expiration Date”), and at par thereafter. Each Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of VMTP Shares are as follows:

		Term	Optional	Premium
Fund	Series	Redemption Date	Redemption Date	Expiration Date
Performance Plus (NPP)	2015	December 1, 2015	December 1, 2013	November 30, 2013
Dividend Advantage (NAD)	2016	December 30, 2016	January 1, 2015	December 31, 2014
Dividend Advantage 3 (NZF)	2017	April 1, 2017	April 1, 2015	March 31, 2015

The average liquidation value of VMTP Shares outstanding and annualized dividend rate for each Fund during the six months ended April 30, 2014, were as follows:

	Performance		Dividend		Dividend
	Plus		Advantage		Advantage 3
	(NPP	)	(NAD	)	(NZF	)
Average liquidation value of VMTP Shares outstanding	$535,000,000		$254,738,122		$156,238,674
Annualized dividend rate	1.20%		1.01%		1.12%

VMTP Shares generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation par value so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” rates being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of VMTP Shares is their liquidation value, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation value of VMTP Shares is recorded as a liability and recognized as “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, at liquidation value” on the Statement of Assets and Liabilities.

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred by the Funds in connection with their offering of VMTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

In conjunction with Dividend Advantage’s (NAD) and Dividend Advantage 3’s (NZF) redemption of VMTP Shares, the remaining deferred offering costs of $72,549 and $145,744, respectively, were fully expensed during the current fiscal period, as the redemptions were deemed an extinguishment of debt. Dividend Advantage (NAD) and Dividend Advantage 3 (NFZ) each incurred offering costs of $130,000 in connection with the issuance of Series 2016 and Series 2017 VMTP Shares, respectively, which were recorded as a deferred charge and are being amortized over the life of the shares.

118	Nuveen Investments

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. VRDP Shares are issued via private placement and are not publicly available.

As of April 30, 2014, the details for each Fund’s VRDP Shares outstanding are as follows:

			Shares
			Outstanding at
		Shares	$100,000 Per Share
Fund	Series	Outstanding	Liquidation Value	Maturity
Municipal Advantage (NMA)	1	2,968	$296,800,000	March 1, 2040
Market Opportunity (NMO)	1	3,509	$350,900,000	March 1, 2040
Dividend Advantage 2 (NXZ)	2	1,960	$196,000,000	August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the six months ended April 30, 2014, were as follows:

	Municipal		Market		Dividend
	Advantage		Opportunity		Advantage 2
	(NMA	)	(NMO	)	(NXZ	)
Average liquidation value of VRDP Shares outstanding	$296,800,000		$350,900,000		$196,000,000
Annualized dividend rate	.13%		.18%		.16%

For financial reporting purposes, the liquidation value of VRDP Shares is recorded as a liability and recognized as “Variable Rate Demand Preferred (“VRDP”) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Deferred offering costs” on the Statement of Assets and Liabilities” and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis.

As of April 30, 2014, the Funds were not invested in any portfolio securities or derivative instruments that are subject to netting agreements.

Nuveen Investments	119

Notes to Financial Statements (Unaudited) (continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.

Investment Valuation
Prices of municipal bonds and other fixed income securities are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset value (“NAV”) on the valuation date and are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

120	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Performance Plus (NPP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$1,496,813,234	$—	$1,496,813,234
Corporate Bonds	—	—	46,082	46,082
Total	$—	$1,496,813,234	$46,082	$1,496,859,316

Municipal Advantage (NMA)
Long-Term Investments*:
Municipal Bonds	$—	$963,518,376	$—	$963,518,376
Corporate Bonds	—	—	47,380	47,380
Short-Term Investments*:
Municipal Bonds	—	2,065,047	—	2,065,047
Total	$—	$965,583,423	$47,380	$965,630,803

Market Opportunity (NMO)
Long-Term Investments*:
Municipal Bonds	$—	$1,031,068,658	$—	$1,031,068,658
Common Stocks	3,282,166	—	—	3,282,166
Corporate Bonds	—	—	139,460	139,460
Total	$3,282,166	$1,031,068,658	$139,460	$1,034,490,284

Dividend Advantage (NAD)
Long-Term Investments*:
Municipal Bonds	$—	$888,753,691	$—	$888,753,691
Corporate Bonds	—	—	55,377	55,377
Investment Companies	532,669	—	—	532,669
Total	$532,669	$888,753,691	$55,377	$889,341,737

Dividend Advantage 2 (NXZ)
Long-Term Investments*:
Municipal Bonds	$—	$655,817,994	$—	$655,817,994
Corporate Bonds	—	—	57,773	57,773
Total	$—	$655,817,994	$57,773	$655,875,767

Dividend Advantage 3 (NZF)
Long-Term Investments*:
Municipal Bonds	$—	$856,108,790	$—	$856,108,790
Corporate Bonds	—	—	9,413	9,413
Investment Companies	3,498,600	—	—	3,498,600
Short-Term Investments*:
Municipal Bonds	—	18,914,000	—	18,914,000
Total	$3,498,600	$875,022,790	$9,413	$878,530,803

*
Refer to the Fund’s Portfolio of Investments for state classifications of Municipal Bonds and industry classifications of Common Stocks and Corporate Bonds, respectively, and breakdown of Corporate Bonds classified as Level 3.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

Nuveen Investments	121

Notes to Financial Statements (Unaudited) (continued)

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”).

An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” The Fund’s Statement of Assets and Liabilities shows only the inverse floaters and not the underlying bonds as an asset and does not reflect the short-term floating rate certificates as liabilities. Also, the Fund reflects in “Investment Income” only the net amount of earnings on its inverse floater investment (net of the interest paid to the holders of the short-term floating rate certificates and the expenses of the trust), and does not show the amount of that interest paid as an interest expense on the Statement of Operations.

An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2014, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Average floating rate obligations outstanding	$35,925,000		$45,405,460		$34,730,000		$42,810,000		$19,570,000		$44,412,000
Average annual interest rate and fees	.57%		.55%		.42%		.56%		.50%		.46%

122	Nuveen Investments

As of April 30, 2014, the total amount of floating rate obligations issued by each Fund’s self deposited inverse floaters and externally-deposited inverse floaters was as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Floating rate obligations: self-deposited inverse floaters	$35,925,000		$37,988,333		$34,730,000		$42,810,000		$19,570,000		$44,412,000
Floating rate obligations: externally-deposited inverse floaters	18,240,000		25,186,667		19,500,000		24,968,000		21,125,000		35,502,000
Total	$54,165,000		$63,175,000		$54,230,000		$67,778,000		$40,695,000		$79,914,000

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of April 30, 2014, each Fund’s maximum exposure to the floating rate obligations issued by the externally-deposited Recourse Trusts was as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Maximum exposure to Recourse Trusts	$7,500,000		$11,250,000		$7,500,000		$11,250,000		$11,250,000		$5,095,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund will limit its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the six months ended April 30, 2014.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Nuveen Investments	123

Notes to Financial Statements (Unaudited) (continued)

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares. Transactions in common shares were as follows:

	Performance Plus (NPP)		Municipal Advantage (NMA)		Market Opportunity (NMO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/14	10/31/13	4/30/14	10/31/13	4/30/14	10/31/13
Common shares issued to shareholders due to reinvestment of distributions	—	17,159	—	—	—	—

	Dividend Advantage (NAD)		Dividend Advantage 2 (NXZ)		Dividend Advantage 3 (NZF)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/14	10/31/13	4/30/14	10/31/13	4/30/14	10/31/13
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—

Preferred Shares
Transactions in preferred shares for the Funds during the six months ended April 30, 2014 and the fiscal year ended October 31, 2013, where applicable, are noted in the following tables.

Transactions in iMTP Shares for the Funds were as follows:

	Six Months Ended 4/30/14
Dividend Advantage 3 (NZF)	Series	Shares	Amount
iMTP Shares issued	2017	30,000	$150,000,000

Transactions in MTP Shares for the Funds were as follows:

	Six Months Ended 4/30/14
		NYSE MKT
	Series	Ticker	Shares	Amount
Dividend Advantage (NAD)
MTP Shares redeemed	2015	NAD PRC	(14,430,000)	$(144,300,000)
Dividend Advantage 3 (NZF)
MTP Shares redeemed	2016	NZF PRC	(7,000,000)	$(70,000,000)

Transactions in VMTP Shares for the Funds were as follows:

	Six Months Ended 4/30/14
	Series	Shares	Amount
Dividend Advantage (NAD)
VMTP Shares issued	2016	2,650	$265,000,000
VMTP Shares redeemed	2014	(1,204)	(120,400,000)
Net increase (decrease)		1,446	$144,600,000
Dividend Advantage 3 (NZF)
VMTP Shares issued	2017	910	$91,000,000
VMTP Shares redeemed	2014	(1,692)	(169,200,000)
Net increase (decrease)		(782)	$(78,200,000)

124	Nuveen Investments

	Year Ended 10/31/13
	Series	Shares	Amount
Performance Plus (NPP)
VMTP Shares issued	2015	5,350	$535,000,000
VMTP Shares exchanged	2014	(4,217)	(421,700,000)
Net increase (decrease)		1,133	$113,300,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended April 30, 2014, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Purchases	$60,283,323		$34,589,808		$49,894,892		$31,067,398		$22,180,056		$43,359,568
Sales and maturities	62,907,024		32,589,427		44,302,056		28,198,252		18,095,908		41,709,227

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of April 30, 2014, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Cost of investments	$1,362,260,562		$887,049,876		$942,863,048		$803,913,915		$597,455,598		$794,160,754
Gross unrealized:
Appreciation	$127,967,946		$65,287,146		$67,987,974		$63,464,024		$56,204,892		$55,144,906
Depreciation	(29,290,302)		(24,695,983)		(11,091,788)		(20,846,013)		(17,362,262)		(15,127,794)
Net unrealized appreciation (depreciation) of investments	$98,677,644		$40,591,163		$56,896,186		$42,618,011		$38,842,630		$40,017,112

Permanent differences, primarily due to federal taxes paid, taxable market discount and non-deductible offering costs, resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2013, the Funds’ last tax year end, as follows:

	Performance		Municipal	Market		Dividend		Dividend		Dividend
	Plus		Advantage	Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA )	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Paid-in-surplus	$(1,163,504)		$(80,034)	$(116,857)		$(713,666)		$(76,528)		$(592,744)
Undistributed (Over-distribution of) net investment income	1,078,184		(42,487)	69,206		679,185		39,756		539,164
Accumulated net realized gain (loss)	85,320		122,521	47,651		34,481		36,772		53,580

Nuveen Investments	125

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2013, the Funds’ last tax year end, were as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Undistributed net tax-exempt income1	$16,138,214		$3,106,630		$4,628,380		$8,430,331		$5,395,642		$3,919,121
Undistributed net ordinary income2	42,237		41,221		210,382		827,058		6,428		9,046
Undistributed net long-term capital gains	—		—		—		—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2013, paid on November 1, 2013.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2013 was designated for purposes of the dividends paid deduction as follows:

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Distributions from net tax-exempt income	$62,511,839		$36,937,595		$37,276,853		$39,961,764		$24,606,089		$34,899,121
Distributions from net ordinary income2	—		340,840		—		208,271		—		68,680
Distributions from net long-term capital gains	—		—		—		—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of October 31, 2013, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration retain the character reflected and will be utilized first by a Fund, while the losses subject to expiration are considered short-term.

	Performance		Municipal		Market		Dividend		Dividend		Dividend
	Plus		Advantage		Opportunity		Advantage		Advantage 2		Advantage 3
	(NPP	)	(NMA	)	(NMO	)	(NAD	)	(NXZ	)	(NZF	)
Expiration:
October 31, 2014	$—		$—		$1,437,187		$—		$—		$—
October 31, 2015	—		—		1,902,879		—		—		—
October 31, 2016	—		—		1,398,166		—		—		—
October 31, 2019	310,323		—		3,031,141		—		—		—
Not subject to expiration:
Short-term losses	280,724		—		96,572		—		115,805		—
Long-term losses	1,557,182		1,836,262		21,509,616		3,927,445		8,895,770		4,327,557
Total	$2,148,229		$1,836,262		$29,375,561		$3,927,445		$9,011,575		$4,327,557

During the Funds’ last tax year ended October 31, 2013, the following Funds utilized capital loss carryforwards as follows:

	Performance		Municipal		Market		Dividend
	Plus		Advantage		Opportunity		Advantage
	(NPP	)	(NMA	)	(NMO	)	(NAD	)
Utilized capital loss carryforwards	$2,622,873		$2,017,854		$4,519,331		$3,027,846

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components — a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

126	Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Performance Plus (NPP)
Municipal Advantage (NMA)
Market Opportunity (NMO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Dividend Advantage (NAD)
Dividend Advantage 2 (NXZ)
Dividend Advantage 3 (NZF)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2014, the complex-level fee rate for each of these Funds was .1661%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Nuveen Investments	127

Additional Fund Information

Board of Directors/Trustees
William Adams IV*	Robert P. Bremner	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson
William J. Schneider	Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer	Terence J. Toth

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	Ernst & Young LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60606	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information
Each Fund intends to repurchase shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NPP	NMA	NMO	NAD	NXZ	NZF
Common shares repurchased	—	—	—	—	—	—

128	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see Leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper General & Insured Leveraged Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Nuveen Investments	129

Glossary of Terms Used in this Report Statements (continued)

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

130	Nuveen Investments

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	131

Annual Investment Management Agreement Approval Process (Unaudited)

I. The Approval Process
The Board of Trustees or Directors (as the case may be) of each Fund (each, a “Board” and each Trustee or Director, a “Board Member”), including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for overseeing the performance of the investment adviser and the sub-adviser to the respective Fund and determining whether to approve or continue such Fund’s advisory agreement (each, an “Original Investment Management Agreement”) between the Fund and Nuveen Fund Advisors, LLC (the “Adviser”) and sub-advisory agreement (each, an “Original Sub-Advisory Agreement” and, together with the Original Investment Management Agreement, the “Original Advisory Agreements”) between the Adviser and Nuveen Asset Management, LLC (the “Sub-Adviser”). Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), each Board is required to consider the continuation of the respective Original Advisory Agreements on an annual basis. In addition, prior to its annual review, the Board Members were advised of the potential acquisition of Nuveen Investments, Inc. (“Nuveen”) by TIAA-CREF (the “Transaction”). For purposes of this section, references to “Nuveen” herein include all affiliates of Nuveen Investments, Inc. providing advisory, sub-advisory, distribution or other services to the Funds and references to the “Board” refer to the Board of each Fund. In accordance with the 1940 Act and the terms of the Original Advisory Agreements, the completion of the Transaction would terminate each of the Original Investment Management Agreements and the Original Sub-Advisory Agreements. Accordingly, at an in-person meeting held on April 30, 2014 (the “April Meeting”), the Board, including all of the Independent Board Members, performed its annual review of the Original Advisory Agreements and approved the continuation of the Original Advisory Agreements for the Funds. Furthermore, in anticipation of the termination of the Original Advisory Agreements that would occur upon the consummation of the Transaction, the Board also approved for each Fund a new advisory agreement (each, a “New Investment Management Agreement”) between the Fund and the Adviser and a new sub-advisory agreement (each, a “New Sub-Advisory Agreement” and, together with the New Investment Management Agreement, the “New Advisory Agreements”) between the Adviser and the Sub-Adviser, each on behalf of the respective Fund to be effective following the completion of the Transaction and the receipt of the requisite shareholder approval.

Leading up to the April Meeting, the Independent Board Members had several meetings and deliberations, with and without management from Nuveen present and with the advice of legal counsel, regarding the Original Advisory Agreements, the Transaction and its impact and the New Advisory Agreements. At its meeting held on February 25-27, 2014 (the “February Meeting”), the Board Members met with a senior executive representative of TIAA-CREF to discuss the proposed Transaction. At the February Meeting, the Independent Board Members also established an ad hoc committee comprised solely of the Independent Board Members to monitor and evaluate the Transaction and to keep the Independent Board Members updated with developments regarding the Transaction. On March 20, 2014, the ad hoc committee met telephonically to discuss with management of Nuveen, and separately with independent legal counsel, the terms of the proposed Transaction and its impact on, among other things: the governance structure of Nuveen; the strategic plans for Nuveen; the operations of the Nuveen funds (which include the Funds); the quality or level of services provided to the Nuveen funds; key personnel that service the Nuveen funds and/or the Board and the compensation or incentive arrangements to retain such personnel; Nuveen’s capital structure; the regulatory requirements applicable to Nuveen or fund operations; and the Nuveen funds’ fees and expenses, including the funds’ complex-wide fee arrangement. Following the meeting of the ad hoc committee, the Board met in person (two Independent Board Members participating telephonically) in an executive session on March 26, 2014 to further discuss the proposed Transaction. At the executive session, the Board met privately with independent legal counsel to review its duties with respect to reviewing advisory agreements, particularly in the context of a change of control, and to evaluate further the Transaction and its impact on the Nuveen funds, the Adviser and the Sub-Adviser (collectively, the “Fund Advisers” and each, a “Fund Adviser”) and the services provided. Representatives of Nuveen also met with the Board to update the Board Members on developments regarding the Transaction, to respond to questions and to discuss,

132	Nuveen Investments

among other things: the governance of the Fund Advisers following the Transaction; the background, culture (including with respect to regulatory and compliance matters) and resources of TIAA-CREF; the general plans and intentions of TIAA-CREF for Nuveen; the terms and conditions of the Transaction (including financing terms); any benefits or detriments the Transaction may impose on the Nuveen funds, TIAA-CREF or the Fund Advisers; the reaction from the Fund Advisers’ employees knowledgeable of the Transaction; the incentive and retention plans for key personnel of the Fund Advisers; the potential access to additional distribution platforms and economies of scale; and the impact of any additional regulatory schemes that may be applicable to the Nuveen funds given the banking and insurance businesses operated in the TIAA-CREF enterprise. As part of its review, the Board also held a separate meeting on April 15-16, 2014 to review the Nuveen funds’ investment performance and consider an analysis provided by the Adviser of each sub-adviser of the Nuveen funds (including the Sub-Adviser) and the Transaction and its implications to the Nuveen funds. During their review of the materials and discussions, the Independent Board Members presented the Adviser with questions and the Adviser responded. Further, the Independent Board Members met in an executive session with independent legal counsel on April 29, 2014 and April 30, 2014.

In connection with their review of the Original Advisory Agreements and the New Advisory Agreements, the Independent Board Members received extensive information regarding the Funds and the Fund Advisers including, among other things: the nature, extent and quality of services provided by each Fund Adviser; the organization and operations of any Fund Adviser; the expertise and background of relevant personnel of each Fund Adviser; a review of each Fund’s performance (including performance comparisons against the performance of peer groups and appropriate benchmarks); a comparison of Fund fees and expenses relative to peers; a description and assessment of shareholder service levels for the Funds; a summary of the performance of certain service providers; a review of fund initiatives and shareholder communications; and an analysis of the Adviser’s profitability with comparisons to peers in the managed fund business. In light of the proposed Transaction, the Independent Board Members, through their independent legal counsel, also requested in writing and received additional information regarding the proposed Transaction and its impact on the provision of services by the Fund Advisers.

The Independent Board Members received, well in advance of the April Meeting, materials which responded to the request for information regarding the Transaction and its impact on Nuveen and the Nuveen funds including, among other things: the structure and terms of the Transaction; the impact of the Transaction on Nuveen, its operations and the nature, quality and level of services provided to the Nuveen funds, including, in particular, any changes to those services that the Nuveen funds may experience following the Transaction; the strategic plan for Nuveen, including any financing arrangements following the Transaction and any cost-cutting efforts that may impact services; the organizational structure of TIAA-CREF, including the governance structure of Nuveen following the Transaction; any anticipated effect on each Nuveen fund’s expense ratios (including changes to advisory and sub-advisory fees) and economies of scale that may be expected; any benefits or conflicts of interest that TIAA-CREF, Nuveen or their affiliates can expect from the Transaction; any benefits or undue burdens or other negative implications that may be imposed on the Nuveen funds as a result of the Transaction; the impact on Nuveen or the Nuveen funds as a result of being subject to additional regulatory schemes that TIAA-CREF must comply with in operating its various businesses; and the costs associated with obtaining necessary shareholder approvals and the bearer of such costs. The Independent Board Members also received a memorandum describing the applicable laws, regulations and duties in approving advisory contracts, including in conjunction with a change of control, from their independent legal counsel.

The materials and information prepared in connection with the review of the Original Advisory Agreements and New Advisory Agreements supplemented the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviewed the performance and various services provided by the Adviser and Sub-Adviser. The Board met at least quarterly as well as at other times as the need arose. At its quarterly meetings, the Board reviewed reports by the Adviser regarding, among other things, fund performance, fund expenses, premium and discount levels of closed-end funds, the performance of the investment teams and compliance, regulatory and risk management matters. In addition to regular reports, the Adviser provided special reports to the Board or a committee thereof from time to time to enhance

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

the Board’s understanding of various topics that impact some or all the Nuveen funds (such as distribution channels, oversight of omnibus accounts and leverage management topics), to update the Board on regulatory developments impacting the investment company industry or to update the Board on the business plans or other matters impacting the Adviser. The Board also met with key investment personnel managing certain Nuveen fund portfolios during the year.

In addition, the Board has created several standing committees (the Executive Committee; the Dividend Committee; the Audit Committee; the Compliance, Risk Management and Regulatory Oversight Committee; the Nominating and Governance Committee; the Open-End Funds Committee; and the Closed-End Funds Committee). The Open-End Funds Committee and Closed-End Funds Committee are intended to assist the full Board in monitoring and gaining a deeper insight into the distinctive business practices of closed-end and open-end funds. These two Committees have met prior to each quarterly Board meeting, and the Adviser provided presentations to these Committees permitting them to delve further into specific matters or initiatives impacting the respective product line.

Further, the Board continued its program of seeking to have the Board Members or a subset thereof visit each sub-adviser to the Nuveen funds and meet key investment and business personnel at least once over a multiple year rotation. In this regard, the Independent Board Members made site visits to certain equity and fixed income teams of the Sub-Adviser in September 2013 and met with the Sub-Adviser’s municipal team at the August and November 2013 quarterly meetings.

The Board considered the information provided and knowledge gained at these meetings and visits during the year when performing its annual review of the Original Advisory Agreements and its review of the New Advisory Agreements. The Independent Board Members also were assisted throughout the process by independent legal counsel. During the course of the year and during their deliberations regarding the review of advisory contracts, the Independent Board Members met with independent legal counsel in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the funds are the result of many years of review and discussion between the Independent Board Members and Nuveen fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including, among other things: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and the Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. With respect to the New Advisory Agreements, the Board also considered the Transaction and its impact on the foregoing factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Original Advisory Agreements and New Advisory Agreements. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A.	Nature, Extent and Quality of Services

1. The Original Advisory Agreements

In considering renewal of each Original Advisory Agreement, the Independent Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services (and the resulting Fund performance) and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the capability and integrity of the Adviser and its staff and the Adviser’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things: each Fund Adviser’s organization and business; the types of services that each Fund Adviser or its affiliates provide to each Fund; the performance record of each Fund (as described in further detail below); and any initiatives Nuveen had taken for the closed-end fund product line.

134	Nuveen Investments

In considering the services provided by the Fund Advisers, the Board recognized that the Adviser provides a myriad of investment management, administrative, compliance, oversight and other services for the Funds, and the Sub-Adviser generally provides the portfolio advisory services to the Funds under the oversight of the Adviser. The Board considered the wide range of services provided by the Adviser to the Nuveen funds beginning with developing the fund and monitoring and analyzing its performance to providing or overseeing the services necessary to support a fund’s daily operations. The Board recognized the Adviser, among other things, provides: (a) product management (such as analyzing ways to better position a fund in the marketplace, maintaining relationships to gain access to distribution platforms and setting dividends); (b) fund administration (such as preparing a fund’s tax returns, regulatory filings and shareholder communications; managing fund budgets and expenses; overseeing a fund’s various service providers; and supporting and analyzing new and existing funds); (c) Board administration (such as supporting the Board and its committees, in relevant part, by organizing and administering the Board and committee meetings and preparing the necessary reports to assist the Board in its duties); (d) compliance (such as monitoring adherence to a fund’s investment policies and procedures and applicable law; reviewing the compliance program periodically and developing new policies or updating existing compliance policies and procedures as considered necessary or appropriate; responding to regulatory requests; and overseeing compliance testing of sub-advisers); (e) legal support (such as preparing or reviewing fund registration statements, proxy statements and other necessary materials; interpreting regulatory requirements and compliance thereof; and maintaining applicable registrations); and (f) investment services (such as overseeing and reviewing sub-advisers and their investment teams; analyzing performance of the funds; overseeing investment and risk management; overseeing the daily valuation process for portfolio securities and developing and recommending valuation policies and methodologies and changes thereto; and participating in fund development, leverage management and the development of investment policies and parameters). With respect to closed-end funds, the Adviser also monitors asset coverage levels on leveraged funds, manages leverage, negotiates the terms of leverage, evaluates alternative forms and types of leverage, promotes an orderly secondary market for common shares and maintains an asset maintenance system for compliance with certain rating agency criteria.

In its review, the Board also considered the new services, initiatives or other changes adopted since the last advisory contract review that were designed to enhance the services and support the Adviser provides to the Nuveen funds. The Board recognized that some initiatives are a multi-year process. In reviewing the activities of 2013, the Board recognized that the year reflected the Adviser’s continued focus on fund rationalization for both closed-end and open-end funds, consolidating certain funds through mergers that were designed to improve efficiencies and economies of scale for shareholders, repositioning various funds through updates in their investment policies and guidelines with the expectation of bringing greater value to shareholders, and liquidating certain funds. As in the past, the Board recognized the Adviser’s significant investment in its technology initiatives, including the continued progress toward a central repository for fund and other Nuveen product data and implementing a data system to support the risk oversight group enabling it to provide more detailed risk analysis for the Nuveen funds. The Board noted the new data system has permitted more in-depth analysis of the investment risks of the Funds and across the complex providing additional feedback and insights to the investment teams and more comprehensive risk reporting to the Board. The Adviser also conducted several workshops for the Board regarding the new data system, including explaining the risk measures being applied and their purpose. The Board also recognized the enhancements in the valuation group within the Adviser, including centralizing the fund pricing process within the valuation group, trending to more automated and expedient reviews and continuing to expand its valuation team. The Board further considered the expansion of personnel in the compliance department enhancing the collective expertise of the group, investments in additional compliance systems and the updates of various compliance policies.

In addition to the foregoing actions, the Board also considered other initiatives related to the closed-end funds, including the continued investment of considerable resources and personnel dedicated to managing and overseeing the various forms of leverage utilized by certain funds. The Board recognized the results of these efforts included the development of less expensive forms of leverage, expansion of leverage providers, the negotiation of more favorable terms for existing leverage, the enhanced ability to respond to market and regulatory developments and the enhancements to technology systems to manage

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

and track the various forms of leverage. The Board also noted Nuveen’s continued capital management services, including executing share repurchase programs, its implementation of data systems that permit more targeted solicitation strategies for fund mergers and more targeted marketing and promotional efforts and its continued focus and efforts to address the discounts of various funds. The Board further noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive communication program designed to further educate the investor and analyst about closed-end funds. Nuveen’s support services included, among other things, maintaining and enhancing a closed-end fund website, creating marketing campaigns and educational materials, communicating with financial advisers, sponsoring and participating in conferences, providing educational seminars and programs and evaluating the results of these marketing efforts.

As noted, the Adviser also oversees the Sub-Adviser who provides the portfolio advisory services to the Funds. In reviewing the portfolio advisory services provided to each Fund, the Nuveen Investment Services Oversight Team of the Adviser analyzes the performance of the Sub-Adviser and may recommend changes to the investment team or investment strategies as appropriate. In assisting the Board’s review of the Sub-Adviser, the Adviser provides a report analyzing, among other things, the Sub-Adviser’s investment team and changes thereto, organization and history, assets under management, the investment team’s philosophy and strategies in managing each Fund, developments affecting the Sub-Adviser or the Funds and their performance. In their review of the Sub-Adviser, the Independent Board Members considered, among other things, the experience and qualifications of the relevant investment personnel, their investment philosophy and strategies, the Sub-Adviser’s organization and stability, its capabilities and any initiatives taken or planned to enhance its current capabilities or support potential growth of business and, as outlined in further detail below, the performance of the Funds. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance while not providing an inappropriate incentive to take undue risks.

Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Nuveen funds’ compliance policies and procedures; the resources dedicated to compliance; the record of compliance with the policies and procedures; and Nuveen’s supervision of the Funds’ service providers. The Board recognized Nuveen’s commitment to compliance and strong commitment to a culture of compliance. Given the Adviser’s emphasis on monitoring investment risk, the Board has also appointed two Independent Board Members as point persons to review and keep the Board apprised of developments in this area and work with applicable Fund Adviser personnel.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to each Fund under the respective Original Advisory Agreement were satisfactory.

2. The New Advisory Agreements
In evaluating the nature, quality and extent of the services expected to be provided by the Fund Advisers under the New Investment Management Agreements and the New Sub-Advisory Agreements, the Board Members concluded that no diminution in the nature, quality and extent of services provided to each Fund and its shareholders by the respective Fund Advisers is expected as a result of the Transaction. In making their determination, the Independent Board Members considered, among other things: the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Fund Adviser; the ability of each Fund Adviser to perform its duties after the Transaction, including any changes to the level or quality of services provided to the Funds; the potential implications of any additional regulatory requirements imposed on the Fund Advisers or the Nuveen funds following the Transaction; and any anticipated changes to the investment and other practices of the Nuveen funds.

136	Nuveen Investments

The Board noted that the terms of each New Investment Management Agreement, including the fees payable thereunder, are substantially identical to those of the Original Investment Management Agreement relating to the same Fund. Similarly, the terms of each New Sub-Advisory Agreement, including fees payable thereunder, are substantially identical to those of the Original Sub-Advisory Agreement relating to the same Fund. The Board considered that the services to be provided and the standard of care under the New Investment Management Agreements and the New Sub-Advisory Agreements are the same as the corresponding original agreements. The Board Members noted the Transaction also does not alter the allocation of responsibilities between the Adviser and the Sub-Adviser. The Sub-Adviser will continue to furnish an investment program, make investment decisions and place all orders for the purchase and sale of securities, all on behalf of each Fund and subject to oversight of the Board and the Adviser. The Board noted that TIAA-CREF did not anticipate any material changes to the advisory, sub-advisory or other services provided to the Nuveen funds as a result of the Transaction. The Independent Board Members recognized that there were not any planned “cost cutting” measures that could be expected to reduce the nature, extent or quality of services. The Independent Board Members further noted that there were currently no plans for material changes to senior personnel at Nuveen or key personnel who provide services to the Nuveen funds and the Board following the Transaction. The key personnel who have responsibility for the Nuveen funds in each area, including portfolio management, investment oversight, fund management, fund operations, product management, legal/compliance and board support functions, are expected to be the same following the Transaction, although such personnel may have additional reporting requirements to TIAA-CREF. The Board also considered the anticipated incentive plans designed to retain such key personnel. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur in the future as a result of normal business developments or personal career decisions.

The Board Members also considered Nuveen’s proposed governance structure following the Transaction and noted that Nuveen was expected to remain a stand-alone business within the TIAA-CREF enterprise and operate relatively autonomously from the other TIAA-CREF businesses, but would receive the general support and oversight from certain TIAA-CREF functional groups (such as legal, finance, internal audit, compliance, and risk management groups). The Board recognized, however, that Nuveen may be subject to additional reporting requirements as it keeps TIAA-CREF abreast of developments affecting the Nuveen business, may be required to modify certain of its reports, policies and procedures as necessary to conform to the practices followed in the TIAA-CREF enterprise and may need to collaborate with TIAA-CREF with respect to strategic planning for its business.

In considering the implications of the Transaction, the Board Members also recognized the reputation and size of TIAA-CREF and the benefits that the Transaction may bring to the Nuveen funds and Nuveen. In this regard, the Board recognized, among other things, that the increased resources and support that may be available to Nuveen from TIAA-CREF and the improved capital structure of Nuveen Investments, Inc. (the parent of the Adviser) that would result from the significant reduction in its debt level may reinforce and enhance Nuveen’s ability to provide quality services to the Nuveen funds and to invest further into its infrastructure.

Further, with the consummation of the Transaction, the Board recognized the enhanced distribution capabilities for the Nuveen funds as the funds may gain access to TIAA-CREF’s distribution network, particularly through TIAA-CREF’s retirement platform and institutional client base. The Board also considered that investors in TIAA-CREF’s retirement platform may choose to roll their investments as they exit their retirement plans into the Nuveen funds. The Independent Board Members recognized the potential cost savings to the benefit of all shareholders of the Nuveen funds from reduced expenses as assets in the Nuveen fund complex rise pursuant to the complex-wide fee arrangement described in further detail below.

Based on their review, the Independent Board Members found that the expected nature, extent and quality of services to be provided to each Fund under its New Advisory Agreements were satisfactory and supported approval of the New Advisory Agreements.

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

B.	The Investment Performance of the Funds and Fund Advisers

1. The Original Advisory Agreements

The Board, including the Independent Board Members, considered the performance history of each Fund over various time periods. The Board reviewed reports, including an analysis of each Fund’s performance and the applicable investment team. In considering each Fund’s performance, the Board recognized that a fund’s performance can be reviewed through various measures including the fund’s absolute return, the fund’s return compared to the performance of other peer funds and the fund’s performance compared to its respective benchmark. Accordingly, the Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) and with recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks) for the quarter, one-, three- and five-year periods ending December 31, 2013, as well as performance information reflecting the first quarter of 2014. With respect to closed-end funds, the Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the Nuveen fund performance information provided to the Board at each of its quarterly meetings.

In evaluating performance, the Board recognized several factors that may impact the performance data as well as the consideration given to particular performance data.

•  The performance data reflects a snapshot in time, in this case as of the end of the most recent calendar year or quarter. A different performance period, however, could generate significantly different results.

• Long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to disproportionately affect long-term performance.

•  The investment experience of a particular shareholder in a fund will vary depending on when such shareholder invests in such fund, the class held (if multiple classes offered in the fund) and the performance of the fund (or respective class) during that shareholder’s investment period.

•  The usefulness of comparative performance data as a frame of reference to measure a fund’s performance may be limited because the Performance Peer Group, among other things, does not adequately reflect the objectives and strategies of the fund, has a different investable universe, or the composition of the peer set may be limited in size or number as well as other factors. In this regard, the Board noted that the Adviser classified the Performance Peer Groups of the Nuveen funds from highly relevant to less relevant. For funds classified with less relevant Performance Peer Groups, the Board considered a fund’s performance compared to its benchmark to help assess the fund’s comparative performance. A fund was generally considered to have performed comparably to its benchmark if the fund’s performance was within certain thresholds compared to the performance of its benchmark and was considered to have outperformed or underperformed its benchmark if the fund’s performance was beyond these thresholds for the one- and three-year periods, subject to certain exceptions. iWhile the Board is cognizant of the relative performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and considered that the variations between the objectives and investment parameters or guidelines of the fund with its peers and/or benchmarks result in differences in performance results. Further, for funds that utilize leverage, the Board understands that leverage during different periods can provide both benefits and risks to a portfolio as compared to an unlevered benchmark.

With respect to any Nuveen funds for which the Board has identified performance concerns, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers those steps necessary or appropriate to address such issues and reviews the results of any efforts undertaken. The Board is aware, however, that shareholders chose to invest or remain invested in a fund knowing that the Adviser manages the fund and knowing the fund’s fee structure.

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In considering the performance data, the Independent Board Members noted that the Nuveen Municipal Advantage Fund, Inc., the Nuveen Dividend Advantage Municipal Fund, the Nuveen Dividend Advantage Municipal Fund 2 and the Nuveen Dividend Advantage Municipal Fund 3 (“Dividend Advantage Municipal Fund 3”) had satisfactory performance compared to their respective peers, performing in the second or third quartile over various periods, subject to the following. Although Dividend Advantage Municipal Fund 3 performed in the fourth quartile in the three-year period, it performed in the third quartile for the one- and five-year periods.

The Nuveen Municipal Market Opportunity Fund, Inc. (“Municipal Market Opportunity Fund”) and the Nuveen Performance Plus Municipal Fund, Inc. (“Performance Plus Municipal Fund”) lagged their respective peers over the longer periods but had better performance in the shorter periods. In this regard, although Municipal Market Opportunity Fund and Performance Plus Municipal Fund were each in the fourth quartile for the five-year period, Municipal Market Opportunity Fund was in the second quartile and Performance Plus Municipal Fund was in the third quartile in the one- and three-year periods.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

2. The New Advisory Agreements

With respect to the performance of each Fund, the Board considered that the portfolio investment personnel responsible for the management of the respective Fund portfolios were expected to continue to manage such portfolios following the completion of the Transaction and the investment strategies of the Funds were not expected to change as a result of the Transaction. Accordingly, the findings regarding performance outlined above for the Original Advisory Agreements are applicable to the review of the New Advisory Agreements.

C.	Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund, reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fees and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; and the differences in the type and use of leverage may impact the comparative data thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. In reviewing fees and expenses (excluding leverage costs and leveraged assets for the closed-end funds), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the majority of the Nuveen funds were at, close to or below their peer average based on the net total expense ratio. The Independent Board Members observed that the Funds had net management fees and net expense ratios (including fee waivers and expense reimbursements) below or in line with their peer averages, except Municipal Market Opportunity Fund and Performance Plus Municipal Fund, which each had a net management fee slightly higher than its respective peer average but a net expense ratio in line with its respective peer average.

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
The Board recognized that all Nuveen funds have a sub-adviser, either affiliated or non-affiliated, and therefore the overall fund management fee can be divided into two components, the fee retained by the Adviser and the fee paid to the sub-adviser. In general terms, the fee to the Adviser reflects the administrative and other services it provides to support the Nuveen fund (as described above) and, while some administrative services may occur at the sub-adviser level, the fee to the sub-adviser generally reflects the portfolio management services provided by the sub-adviser. The Independent Board Members considered the fees a Fund Adviser assesses to the Funds compared to that of other clients. With respect to municipal funds, such other clients of a Fund Adviser may include: municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Adviser.

The Independent Board Members reviewed the nature of services provided by the Adviser, including through its affiliated sub-advisers and the average fee the affiliated sub-advisers assessed such clients as well as the range of fees assessed to the different types of separately managed accounts (such as retail, institutional or wrap accounts) to the extent applicable to the respective sub-adviser. In their review, the Independent Board Members considered the differences in the product types, including, but not limited to: the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Nuveen funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. The Independent Board Members noted that, as a general matter, higher fee levels reflect higher levels of service, increased investment management complexity, greater product management requirements and higher levels of risk or a combination of the foregoing. The Independent Board Members further noted, in particular, that the range of services provided to the Funds (as discussed above) is generally much more extensive than that provided to separately managed accounts. Many of the additional administrative services provided by the Adviser are not required for institutional clients. The Independent Board Members also recognized that the management fee rates of the foreign funds advised by the Adviser may vary due to, among other things, differences in the client base, governing bodies, operational complexities and services covered by the management fee. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3. Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data, an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2013 and Nuveen’s consolidated financial statements for 2013. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that two Independent Board Members served as point persons to review the profitability analysis and methodologies employed, and any changes thereto, and to keep the Board apprised of such changes. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses and profit margin compared to that of various unaffiliated management firms.

In reviewing profitability, the Independent Board Members noted the Adviser’s continued investment in its business with expenditures to, among other things, upgrade its investment technology and compliance systems and provide for additional

140	Nuveen Investments

personnel and other resources. The Independent Board Members recognized the Adviser’s continued commitment to its business should enhance the Adviser’s capacity and capabilities in providing the services necessary to meet the needs of the Nuveen funds as they grow or change over time. In addition, in evaluating profitability, the Independent Board Members also noted the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses and that various allocation methodologies may each be reasonable but yield different results. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available, and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, an adviser’s particular business mix, capital costs, size, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members noted the Adviser’s adjusted operating margin appears to be reasonable in relation to other investment advisers and sufficient to operate as a viable investment management firm meeting its obligations to the Nuveen funds. Based on their review, the Independent Board Members concluded that the Adviser’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Adviser, the Independent Board Members reviewed such sub-advisers’ revenues, expenses and profitability margins (pre- and post-tax) for their advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the funds as well as indirect benefits (such as soft dollar arrangements), if any, the Fund Adviser and its affiliates receive or are expected to receive that are directly attributable to the management of a Nuveen fund. See Section E below for additional information on indirect benefits the Fund Advisers may receive as a result of its relationship with a Nuveen fund. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the Funds were reasonable.

4. The New Advisory Agreements
As noted above, the terms of the New Advisory Agreements are substantially identical to their corresponding Original Advisory Agreements. The fee schedule, including the breakpoint schedule and complex-wide fee schedule, in each New Advisory Agreement is identical to that under the corresponding Original Advisory Agreement. The Board Members also noted that Nuveen has committed for a period of two years from the date of closing the Transaction not to increase contractual management fee rates for any Nuveen fund. This commitment shall not limit or otherwise affect mergers or liquidations of any funds in the ordinary course. Based on the information provided, the Board Members did not believe that the overall expenses would increase as a result of the Transaction. In addition, the Board Members recognized that the Nuveen funds may gain access to the retirement platform and institutional client base of TIAA-CREF, and the investors in the retirement platforms may roll their investments into one or more Nuveen funds as they exit their retirement plans. The enhanced distribution access may result in additional sales of the Nuveen funds resulting in an increase in total assets under management in the complex and a corresponding decrease in overall management fees if additional breakpoints at the fund-level or complex-wide level are met. Based on its review, the Board determined that the management fees and expenses under each New Advisory Agreement were reasonable.

Further, other than from a potential reduction in the debt level of Nuveen Investments, Inc., the Board recognized that it is difficult to predict with any degree of certainty the impact of the Transaction on Nuveen’s profitability. Given the fee schedule was not expected to change under the New Advisory Agreements, however, the Independent Board Members concluded that each Fund Adviser’s level of profitability for its advisory activities under the respective New Advisory Agreements would continue to be reasonable in light of the services provided.

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

1. The Original Advisory Agreements

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that, although closed-end funds may from time-to-time make additional share offerings, the growth of their assets would occur primarily through the appreciation of such funds’ investment portfolios.

In addition to fund-level advisory fee breakpoints, the Board also considered the Nuveen funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement (as applicable) were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

2. The New Advisory Agreements

As noted, the Independent Board Members recognized that the fund-level and complex-wide schedules will not change under the New Advisory Agreements. Assets in the funds advised by TIAA-CREF or its current affiliates will not be included in the complex-wide fee calculation. Nevertheless, the Nuveen funds may have access to TIAA-CREF’s retirement platform and institutional client base. The access to this distribution network may enhance the distribution of the Nuveen funds which, in turn, may lead to reductions in management and sub-advisory fees if the Nuveen funds reach additional fund-level and complex-wide breakpoint levels. Based on their review, including the considerations in the annual review of the Original Advisory Agreements, the Independent Board Members determined that the fund-level breakpoint schedules and complex-wide fee schedule continue to be appropriate and desirable in ensuring that shareholders participate in the benefits derived from economies of scale under the New Advisory Agreements.

E.	Indirect Benefits

1. The Original Advisory Agreements

In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, with respect to closed-end funds, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research that may be useful to a Fund Adviser in managing the assets of the fund and other clients. Each Fund’s portfolio transactions are allocated by the Sub-Adviser. Accordingly, the Independent Board Members considered that the Sub-Adviser may benefit from

142	Nuveen Investments

its soft dollar arrangements pursuant to which it receives research from brokers that execute the applicable Fund’s portfolio transactions. With respect to any fixed income securities, however, the Board recognized that such securities generally trade on a principal basis that does not generate soft dollar credits. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by the Sub-Adviser may also benefit the Funds and their shareholders to the extent the research enhances the ability of the Sub-Adviser to manage the Funds. The Independent Board Members noted that the Sub-Adviser’s profitability may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

2. The New Advisory Agreements

The Independent Board Members noted that, as the applicable policies and operations of the Fund Advisers with respect to the Nuveen funds were not anticipated to change significantly after the Transaction, such indirect benefits should remain after the Transaction. The Independent Board Members further noted the benefits the Transaction would provide to TIAA-CREF and Nuveen, including a larger-scale fund complex, certain shared services (noted above) and a broader range of investment capabilities, distribution capabilities and product line. Further, the Independent Board Members noted that Nuveen Investments, Inc. (the parent of the Adviser) would benefit from an improved capital structure through a reduction in its debt level.

F.	Other Considerations for the New Advisory Agreements
In addition to the factors above, the Board Members also considered the following with respect to the Nuveen funds:

• Nuveen would rely on the provisions of Section 15(f) of the 1940 Act. In this regard, to help ensure that an unfair burden is not imposed on the Nuveen funds, Nuveen has committed for a period of two years from the date of the closing of the Transaction not to increase contractual management fee rates for any fund. This commitment shall not limit or otherwise affect mergers or liquidations of any funds in the ordinary course.

• The Nuveen funds would not incur any costs in seeking the necessary shareholder approvals for the New Investment Management Agreements or the New Sub-Advisory Agreements (except for any costs attributed to seeking shareholder approvals of fund specific matters unrelated to the Transaction, such as election of Board Members or changes to investment policies, in which case a portion of such costs will be borne by the applicable funds).

• The reputation, financial strength and resources of TIAA-CREF.

• The long-term investment philosophy of TIAA-CREF and anticipated plans to grow Nuveen’s business to the benefit of the Nuveen funds.

• The benefits to the Nuveen funds as a result of the Transaction including: (i) increased resources and support available to Nuveen as well as an improved capital structure that may reinforce and enhance the quality and level of services it provides to the funds; (ii) potential additional distribution capabilities for the funds to access new markets and customer segments through TIAA-CREF’s distribution network, including, in particular, its retirement platforms and institutional client base; and (iii) access to TIAA-CREF’s expertise and investment capabilities in additional asset classes.

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Annual Investment Management Agreement Approval Process (Unaudited) (continued)

G.	Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Original Advisory Agreement and New Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Original Advisory Agreements be renewed and the New Advisory Agreements be approved.

II. Approval of Interim Advisory Agreements
At the April Meeting, the Board Members, including the Independent Board Members, unanimously approved for each Fund an interim advisory agreement (the “Interim Investment Management Agreement”) between the respective Fund and the Adviser and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. If necessary to assure continuity of advisory services, each respective Interim Investment Management Agreement and Interim Sub-Advisory Agreement will take effect upon the closing of the Transaction if shareholders have not yet approved the corresponding New Investment Management Agreement or New Sub-Advisory Agreement. The terms of each Interim Investment Management Agreement and Interim Sub-Advisory Agreement are substantially identical to those of the corresponding Original Investment Management Agreement and New Investment Management Agreement and the corresponding Original Sub-Advisory Agreement and New Sub-Advisory Agreement, respectively, except for certain term and fee escrow provisions. In light of the foregoing, the Board Members, including the Independent Board Members, unanimously determined that the scope and quality of services to be provided to the Funds under the respective Interim Investment Management Agreements and Interim Sub-Advisory Agreements are at least equivalent to the scope and quality of services provided under the applicable Original Investment Management Agreements and Original Sub-Advisory Agreements.

i
The Board recognized that the Adviser considered a fund to have outperformed or underperformed its benchmark if the fund’s performance was higher or lower than the performance of the benchmark by the following thresholds: for open-end funds (+/- 100 basis points for equity funds excluding index funds; +/- 30 basis points for tax exempt fixed income funds; +/- 40 basis points for taxable fixed income funds) and for closed-end funds (assuming 30% leverage) (+/- 130 basis points for equity funds excluding index funds; +/- 39 basis points for tax exempt funds and +/- 52 basis points for taxable fixed income funds).

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Notes

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Notes

146	Nuveen Investments

Notes

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Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed approximately $225 billion as of March 31, 2014.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-B-0414D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: July 7, 2014

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 7, 2014